UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4803
                                                      --------

                           Oppenheimer Municipal Fund
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 06/30/2008
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                       EFFECTIVE
    AMOUNT                                                COUPON    MATURITY       MATURITY*        VALUE
--------------                                            ------   ----------   --------------   ------------
MUNICIPAL BONDS AND NOTES--111.0%
ALABAMA--0.3%
$       35,000   AL HFA (South Bay Apartments)            5.950%   02/01/2033   02/01/2013 (A)   $     35,229
     4,610,000   Bay Minette, AL Industrial Devel.
                 Board (B.F. Goodrich)                    6.500    02/15/2009   08/15/2008 (A)      4,618,713
       145,000   Bayou La Batre, AL Utilities Board
                 (Water & Sewer) (1)                      5.750    03/01/2027   03/01/2009 (A)        145,312
        30,000   Bessemer, AL Medical Clinic Board
                 (Bessemer Carraway Medical Center) (1)   5.625    05/15/2017   11/15/2008 (A)         30,068
        30,000   Birmingham, AL Airport Authority (1)     5.375    07/01/2020   07/01/2009 (A)         31,311
        65,000   Birmingham, AL Private Educational
                 Building Authority
                 (Birmingham-Southern College)            6.000    12/01/2021   02/01/2021 (C)         63,911
        50,000   Birmingham, AL Special Care
                 Facilities (Children's Hospital of
                 Alabama) (1)                             5.375    06/01/2017   12/01/2008 (A)         50,597
       580,000   Courtland, AL Industrial Devel. Board
                 (Champion International Corp.)           5.700    10/01/2028   10/01/2028            519,634
       190,000   Courtland, AL Industrial Devel. Board
                 (Champion International Corp.)           6.700    11/01/2029   11/01/2009 (A)        191,129
       125,000   Fairview, AL Governmental Utility
                 Services Corp. (East Cullman Water
                 System) (1)                              6.000    02/01/2020   02/01/2009 (A)        126,338
         5,000   Huntsville, AL Industrial Devel.
                 Board (Coltec Industries)                9.875    10/01/2010   10/01/2008 (A)          5,020
       100,000   Jefferson County, AL Sewer               5.375    02/01/2027   05/22/2025 (C)         74,064
       290,000   Jefferson County, AL Sewer               5.625    02/01/2022   03/18/2021 (C)        236,573
        45,000   Mobile, AL Industrial Devel. Board
                 (International Paper Company)            6.700    03/01/2024   03/01/2010 (A)         45,701
        50,000   Mobile, AL Limited Obligation Tax        5.500    02/15/2023   02/15/2014 (A)         51,333
         5,000   Montgomery, AL Special Care
                 Facilities Financing Authority
                 (Baptist Medical Center)                 5.375    09/01/2022   09/01/2008 (A)          5,165
        65,000   Tuskegee, AL Utilities Board (1)         5.500    02/01/2016   08/01/2008 (A)         65,792
        80,000   Tuskegee, AL Utilities Board (1)         5.500    02/01/2022   08/01/2008 (A)         80,676
                                                                                                 ------------
                                                                                                    6,376,566
                                                                                                 ------------
ALASKA--2.0%
        25,000   AK HFC (Veterans Mtg.)                   5.200    12/01/2014   12/01/2014             24,723
        85,000   AK HFC, Series A-1                       5.500    12/01/2017   01/02/2010 (B)         85,840
        20,000   AK HFC, Series A-2                       5.750    06/01/2024   03/09/2010 (B)         20,128
        15,000   AK HFC, Series A-2                       5.900    06/01/2014   12/01/2009 (A)         15,284
    18,240,000   AK HFC, Series A-2 (1)                   6.200    12/01/2021   06/01/2009 (A)     18,708,586
    73,000,000   AK HFC, Series A-2                       6.730 (2)06/01/2037   12/01/2008 (A)     13,510,110
        10,000   AK Industrial Devel. & Export
                 Authority (Lake Dorothy
                 Hydroelectric) (1)                       5.250    12/01/2021   01/07/2020 (C)          9,813
       500,000   AK Industrial Devel. & Export
                 Authority (Snettisham) (1)               5.500    01/01/2017   01/01/2009 (A)        502,315

                  1 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                       EFFECTIVE
    AMOUNT                                                COUPON    MATURITY       MATURITY*        VALUE
--------------                                            ------   ----------   --------------   ------------
ALASKA CONTINUED
$       35,000   AK International Airports,
                 Series C (1)                             6.100%   10/01/2017   10/01/2009 (A)   $     35,476
     4,595,000   AK Northern Tobacco Securitization
                 Corp. (TASC)                             4.625    06/01/2023   11/26/2011 (B)      4,171,709
        15,000   AK Northern Tobacco Securitization
                 Corp. (TASC)                             6.200    06/01/2022   06/01/2010 (B)         15,764
                                                                                                 ------------
                                                                                                   37,099,748
                                                                                                 ------------
ARIZONA--1.0%
       125,000   AZ Health Facilities Authority
                 (Phoenix Children's Hospital)            6.000    02/15/2032   02/15/2012 (A)        136,985
        50,000   AZ Student Loan Acquisition Authority    5.900    05/01/2024   11/01/2009 (A)         50,878
     1,375,000   Goodyear, AZ IDA Water and Sewer
                 (Litchfield Park Service Company)        6.750    10/01/2031   10/01/2012 (A)      1,385,134
     1,660,000   Hassayampa, AZ Community Facilities
                 District (Hassayampa Village Community)  7.750    07/01/2021   07/01/2008 (A)      1,708,157
     1,365,000   Litchfield Park, AZ Community
                 Facility District                        6.375    07/15/2026   12/10/2022 (C)      1,359,158
     1,785,000   Maricopa County, AZ IDA (Christian
                 Care Mesa II)                            6.000    01/01/2014   07/01/2011 (B)      1,748,675
        15,000   Maricopa County, AZ IDA (Sun King
                 Apartments)                              5.875    11/01/2008   11/01/2008             15,049
        50,000   Maricopa County, AZ IDA (Villas de
                 Merced Apartments)                       5.450    12/20/2027   09/05/2023 (C)         49,998
        15,000   Maricopa County, AZ IDA (Whispering
                 Palms Apartments)                        5.600    07/01/2013   07/01/2011 (A)         14,792
        55,000   Maricopa County, AZ Pollution Control
                 Corp. (Public Service Company of New
                 Mexico)                                  6.300    12/01/2026   12/01/2026             53,969
     3,975,000   Phoenix, AZ IDA (Capitol Mews
                 Apartments)                              5.700    12/20/2040   05/21/2031 (C)      3,967,925
     1,670,000   Phoenix, AZ IDA (Gourmet Boutique West)  5.500    11/01/2017   11/01/2017          1,518,097
       320,000   Phoenix, AZ IDA (Single Family Mtg.)     6.650    10/01/2029   11/15/2008 (B)        328,150
        50,000   Pima County, AZ IDA (International
                 Studies Academy)                         6.750    07/01/2031   07/01/2011 (A)         50,410
         5,000   Scottsdale, AZ IDA (Scottsdale
                 Memorial Hospitals) (1)                  5.500    09/01/2012   04/28/2010 (C)          5,290
       745,000   Tucson, AZ IDA (Joint Single Family
                 Mtg.)                                    5.250    07/01/2038   01/01/2013 (B)        762,336
     3,570,000   Tucson, AZ IDA (Joint Single Family
                 Mtg.)                                    5.350    01/01/2038   12/01/2015 (B)      3,500,956
     1,750,000   Verrado, AZ Community Facilities
                 District No. 1                           6.500    07/15/2027   07/15/2013 (A)      1,764,473
                                                                                                 ------------
                                                                                                   18,420,432
                                                                                                 ------------
ARKANSAS--0.1%
       500,000   AR Devel. Finance Authority (Madison
                 Industrial Devel./ Community Living
                 Obligated Group) (1)                     5.800    12/01/2020   12/01/2008 (A)        500,955

                  2 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                        EFFECTIVE
    AMOUNT                                                COUPON     MATURITY       MATURITY*        VALUE
--------------                                            ------    ----------   --------------   ------------
ARKANSAS CONTINUED
$      375,000   AR Devel. Finance Authority (Single
                 Family Mtg.)                             5.300%    07/01/2024   07/01/2012 (A)   $    380,786
        40,000   AR Devel. Finance Authority, Series B    5.800     01/01/2023   07/01/2009 (A)         40,116
        50,000   Pope County, AR Pollution Control
                 (Arkansas Power & Light Company)         6.100     12/01/2016   12/01/2008 (A)         50,156
        40,000   Pope County, AR Pollution Control
                 (Arkansas Power & Light Company)         6.300     12/01/2016   12/01/2008 (A)         40,132
        45,000   Pope County, AR Pollution Control
                 (Arkansas Power & Light Company) (1)     6.300     12/01/2016   12/01/2016             44,997
       610,000   Pope County, AR Pollution Control
                 (Arkansas Power & Light Company)         6.300     11/01/2020   11/01/2008 (A)        610,220
       875,000   Warren, AR Solid Waste Disposal
                 (Potlatch Corp.)                         7.500     08/01/2013   08/01/2008 (A)        876,251
                                                                                                  ------------
                                                                                                     2,543,613
                                                                                                  ------------
CALIFORNIA--8.1%
     7,440,000   CA County Tobacco Securitization
                 Agency (TASC)                            0.000 (3) 06/01/2021   03/15/2014 (B)      5,699,784
     5,500,000   CA County Tobacco Securitization
                 Agency (TASC)                            0.000 (3) 06/01/2028   09/14/2018 (B)      3,960,660
     3,095,000   CA County Tobacco Securitization
                 Agency (TASC)                            0.000 (3) 06/01/2036   11/23/2021 (C)      2,139,512
     3,000,000   CA County Tobacco Securitization
                 Agency (TASC)                            0.000 (3) 06/01/2041   09/10/2024 (C)      2,049,810
     3,125,000   CA County Tobacco Securitization
                 Agency (TASC)                            5.500     06/01/2033   04/24/2013 (C)      2,830,719
     3,740,000   CA County Tobacco Securitization
                 Agency (TASC)                            5.750     06/01/2029   12/01/2012 (B)      3,519,826
     2,770,000   CA County Tobacco Securitization
                 Agency (TASC)                            5.875     06/01/2027   12/25/2013 (C)      2,661,444
     2,505,000   CA County Tobacco Securitization
                 Agency (TASC)                            5.875     06/01/2043   08/27/2019 (C)      2,309,109
     5,615,000   CA County Tobacco Securitization
                 Agency (TASC)                            6.000     06/01/2029   12/03/2014 (B)      5,464,799
       135,000   CA County Tobacco Securitization
                 Agency (TASC)                            6.000     06/01/2042   06/26/2020 (C)        126,842
    17,715,000   CA Golden State Tobacco
                 Securitization Corp. (1)                 6.250     06/01/2033   09/11/2012 (B)     19,171,704
    29,000,000   CA Golden State Tobacco
                 Securitization Corp. (TASC)              0.000 (3) 06/01/2037   05/22/2022 (C)     16,689,500
     5,655,000   CA Golden State Tobacco
                 Securitization Corp. (TASC)              4.500     06/01/2027   08/29/2012 (B)      5,051,894
     5,025,000   CA Sierra View Local Health Care
                 District (1)                             5.400     07/01/2022   07/01/2009 (A)      5,042,236
     2,610,000   CA Statewide CDA (Fairfield
                 Apartments)                              6.500     01/01/2016   12/22/2011 (B)      2,603,110
     8,000,000   CA Veterans GO, Series BZ (1)            5.350     12/01/2021   12/01/2008 (A)      8,001,120
     2,000,000   Hi-Desert, CA Memorial Health Care
                 District                                 5.500     10/01/2019   04/25/2018 (C)      1,999,800
     4,785,000   Inland, CA Empire Tobacco
                 Securitization Authority (TASC)          4.625    06/01/2021   06/23/2013 (C)       4,455,744

                  3 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                        EFFECTIVE
    AMOUNT                                                COUPON     MATURITY       MATURITY*        VALUE
--------------                                            ------    ----------   --------------   ------------
CALIFORNIA CONTINUED
$   52,500,000   Inland, CA Empire Tobacco
                 Securitization Authority (TASC)          6.900%(2) 06/01/2036   07/06/2023 (C)   $  6,035,400
        15,000   Los Angeles, CA Dept. of Airports
                 (Los Angeles International Airport) (1)  5.600     05/15/2011   11/15/2008 (A)         15,013
       115,000   Los Angeles, CA Regional Airports
                 Improvement Corp. (Delta-Continental
                 Airlines)                                9.250     08/01/2024   08/01/2008 (A)        112,130
     7,500,000   Northern CA Gas Authority (4)            2.518 (5) 07/01/2027   07/01/2027          5,692,500
    12,960,000   Northern CA Tobacco Securitization
                 Authority (TASC)                         4.750     06/01/2023   07/01/2012 (B)     11,892,096
       500,000   Riverside County, CA Public Financing
                 Authority COP                            5.750     05/15/2019   05/15/2011 (A)        503,775
    10,000,000   San Diego, CA Certificates (Water
                 Utility Fund) (1)                        5.200     08/01/2024   08/01/2008 (A)     10,109,700
     8,000,000   San Diego, CA Public Facilities
                 Financing Authority                      5.250     05/15/2020   11/15/2008 (A)      8,004,720
       250,000   San Diego, CA Public Facilities
                 Financing Authority (1)                  5.250     05/15/2027   06/21/2025 (C)        250,005
     2,000,000   San Francisco, CA City & County COP
                 (San Bruno Jail) (1)                     5.250     10/01/2033   10/01/2010 (A)      2,009,940
     2,000,000   San Marcos, CA Special Tax               5.900     09/01/2028   05/02/2026 (C)      1,932,380
     6,000,000   Santa Rosa, CA Rancheria Tachi Yokut
                 Tribe Enterprise                         6.125     03/01/2013   04/06/2011 (C)      6,205,620
     5,615,000   Southern CA Tobacco Securitization
                 Authority                                4.750     06/01/2025   11/11/2012 (B)      5,040,529
                                                                                                  ------------
                                                                                                   151,581,421
                                                                                                  ------------
COLORADO--0.8%
        25,000   Boulder County, CO Multifamily Hsg.
                 (Legacy Apartments)                      6.000     11/20/2015   11/20/2008 (A)         25,015
        50,000   Boulder County, CO Multifamily Hsg.
                 (Legacy Apartments)                      6.100     11/20/2025   11/20/2008 (A)         50,025
        90,000   CO Health Facilities Authority
                 (Northern Colorado Medical Center) (1)   6.000     05/15/2020   11/15/2008 (A)         93,262
         5,000   CO Hsg. & Finance Authority
                 (Multifamily) (1)                        5.700     10/01/2021   12/01/2008 (A)          5,004
        50,000   CO Hsg. & Finance Authority
                 (Multifamily)                            5.900     10/01/2038   04/01/2009 (A)         50,090
         5,000   CO Hsg. & Finance Authority
                 (Single Family)                          5.150     11/01/2016   05/01/2010 (A)          5,034
       780,000   CO Hsg. & Finance Authority
                 (Single Family)                          5.483 (2) 11/01/2029   05/01/2010 (A)        240,435
       595,000   CO Hsg. & Finance Authority
                 (Single Family) (1)                      5.900     08/01/2023   08/01/2008 (B)        617,217
        15,000   CO Hsg. & Finance Authority
                 (Single Family)                          6.050     10/01/2016   02/01/2009 (B)         15,551
       285,000   CO Hsg. & Finance Authority
                 (Single Family) (1)                      6.450     04/01/2030   04/01/2016 (A)        289,526
     1,440,000   CO Hsg. & Finance Authority
                 (Single Family)                          6.800     04/01/2030   12/01/2008 (B)      1,487,621

                  4 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                       EFFECTIVE
    AMOUNT                                                COUPON    MATURITY       MATURITY*        VALUE
--------------                                            ------   ----------   --------------   ------------
COLORADO CONTINUED
$       50,000   CO Hsg. & Finance Authority
                 (Single Family) (1)                      7.250%   10/01/2031   03/20/2009 (B)   $     53,188
        25,000   CO Hsg. & Finance Authority
                 (Single Family)                          7.450    10/01/2016   12/08/2008 (B)         25,973
         5,000   CO Hsg. & Finance Authority
                 (Single Family)                          7.450    11/01/2027   11/01/2012 (A)          5,097
       380,000   CO Hsg. & Finance Authority
                 (Single Family)                          7.500    04/01/2031   02/27/2010 (B)        395,557
        70,000   CO Hsg. & Finance Authority
                 (Single Family)                          7.550    11/01/2027   05/01/2013 (A)         72,128
         5,000   CO Hsg. & Finance Authority,
                 Series A                                 7.400    11/01/2027   12/01/2008 (B)          5,094
        55,000   CO Hsg. & Finance Authority,
                 Series C-2                               6.875    11/01/2028   03/01/2009 (B)         55,908
       280,000   CO Hsg. & Finance Authority,
                 Series D-2                               6.350    11/01/2029   02/02/2009 (B)        291,866
         5,000   CO Water Resources & Power Devel.
                 Authority, Series A                      5.600    11/01/2017   11/01/2008 (A)          5,054
        20,000   CO Water Resources & Power Devel.
                 Authority, Series A                      5.750    11/01/2010   11/01/2008 (A)         20,035
       150,000   Denver, CO City & County (Helen G.
                 Bonfils Foundation) (1)                  5.250    12/01/2012   12/01/2008 (A)        150,314
     2,000,000   Denver, CO City & County Airport,
                 Series A (6)                             6.000    11/15/2014   11/15/2010 (A)      2,056,260
     3,000,000   Denver, CO City & County Airport,
                 Series A (6)                             6.000    11/15/2015   11/15/2010 (A)      3,077,400
     3,000,000   Denver, CO City & County Airport,
                 Series A (6)                             6.000    11/15/2016   11/15/2010 (A)      3,069,975
     2,000,000   Denver, CO City & County Airport,
                 Series A (6)                             6.000    11/15/2018   11/15/2010 (A)      2,037,640
                                                                                                 ------------
                                                                                                   14,200,269
                                                                                                 ------------
CONNECTICUT--2.7%
        30,000   CT Airport (Bradley International
                 Airport) (1)                             5.125    10/01/2026   04/24/2025 (C)         28,316
        10,000   CT Airport (Bradley International
                 Airport) (1)                             5.125    10/01/2031   11/07/2029 (C)          9,251
       435,000   CT Devel. Authority (Bridgeport
                 Hydraulic Company)                       6.150    04/01/2035   10/01/2008 (A)        442,247
       100,000   CT Devel. Authority (Bridgeport
                 Hydraulic Company)                       6.150    04/01/2035   10/01/2008 (A)        101,551
        40,000   CT Devel. Authority (Church Homes)       5.700    04/01/2012   04/01/2009 (A)         40,282
     1,000,000   CT Devel. Authority (Mary Wade Home)     6.375    12/01/2018   12/01/2009 (A)      1,048,270
     2,000,000   CT Devel. Authority Airport Facility
                 (Learjet)                                7.950    04/01/2026   10/01/2014 (A)      2,141,580
     2,565,000   CT Devel. Authority Pollution Control
                 (Connecticut Light & Power Company)      5.850    09/01/2028   10/01/2012 (A)      2,596,242

                  5 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                       EFFECTIVE
    AMOUNT                                                COUPON    MATURITY       MATURITY*        VALUE
--------------                                            ------   ----------   --------------   ------------
CONNECTICUT CONTINUED
$   13,550,000   CT Devel. Authority Pollution Control
                 (Connecticut Light & Power Company)      5.950%   09/01/2028   10/01/2012 (A)   $ 13,565,176
    19,055,000   CT Devel. Authority Pollution Control
                 (Western Massachusetts Electric
                 Company)                                 5.850    09/01/2028   10/01/2012 (A)     19,287,090
        30,000   CT GO                                    5.650    03/15/2012   09/15/2008 (A)         30,080
       125,000   CT H&EFA (Bridgeport Hospital)           5.375    07/01/2019   07/01/2008 (A)        125,205
       770,000   CT H&EFA (Bridgeport Hospital)           5.375    07/01/2025   07/01/2008 (A)        770,793
        55,000   CT H&EFA (Bridgeport Hospital) (1)       6.625    07/01/2018   07/01/2008 (A)         55,259
       420,000   CT H&EFA (Bridgeport
                 Hospital/Bridgeport Hospital
                 Foundation Obligated Group) (1)          6.500    07/01/2012   07/01/2008 (A)        421,315
       185,000   CT H&EFA (DKH/CHHC/HNE Obligated
                 Group)                                   5.375    07/01/2026   07/01/2008 (A)        185,192
        45,000   CT H&EFA (Loomis Chaffee) (1)            5.500    07/01/2026   07/01/2008 (A)         45,025
       320,000   CT H&EFA (New Britain General
                 Hospital) (1)                            6.125    07/01/2014   07/01/2008 (A)        320,896
     1,265,000   CT H&EFA (New Britain General
                 Hospital), Series B (1)                  6.000    07/01/2024   07/01/2008 (A)      1,282,242
        20,000   CT H&EFA (New Horizons) (1)              5.875    11/01/2012   11/01/2008 (A)         20,053
        10,000   CT HFA                                   5.125    05/15/2021   11/15/2009 (A)         10,051
        30,000   CT HFA                                   5.200    11/15/2020   11/15/2009 (A)         30,034
        10,000   CT HFA                                   5.375    11/15/2018   05/15/2009 (A)         10,066
       130,000   CT HFA, Series C                         5.500    11/15/2035   04/13/2033 (C)        129,081
     1,560,000   CT Resource Recovery Authority
                 (Browning-Ferris Industries)             6.450    11/15/2022   11/15/2022          1,539,049
       100,000   CT Special Obligation Parking
                 (Bradley International Airport
                 Parking Company)                         6.500    07/01/2018   03/09/2016 (C)         98,309
       205,000   Eastern CT Res Rec (Wheelabrator
                 Lisbon)                                  5.500    01/01/2014   10/26/2011 (C)        204,996
       225,000   Eastern CT Res Rec (Wheelabrator
                 Lisbon)                                  5.500    01/01/2015   01/01/2015            224,818
     4,805,000   Eastern CT Res Rec (Wheelabrator
                 Lisbon)                                  5.500    01/01/2020   03/07/2018 (C)      4,620,920
       600,000   Mashantucket, CT Western Pequot
                 Tribe, Series B                          5.600    09/01/2009   09/01/2009            607,056
                                                                                                 ------------
                                                                                                   49,990,445
                                                                                                 ------------
DELAWARE--1.7%
        25,000   DE EDA (General Motors Corp.)            5.600    04/01/2009   04/01/2009             24,383
       500,000   DE EDA (United Waterworks) (1)           6.200    06/01/2025   12/01/2008 (A)        506,175
       345,000   DE Hsg. Authority (Multifamily Mtg.)     6.950    07/01/2014   07/25/2010 (C)        358,662
        20,000   DE Hsg. Authority (Multifamily Mtg.)     7.375    01/01/2015   09/11/2011 (C)         19,094
     9,400,000   DE Hsg. Authority (Single Family
                 Mtg.) (6)                                6.200    07/01/2037   08/04/2011 (B)      9,670,391
        20,000   DE Hsg. Authority (Single Family
                 Mtg.) (1)                                5.450    01/01/2032   01/01/2009 (B)         20,368

                  6 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                       EFFECTIVE
    AMOUNT                                                COUPON    MATURITY       MATURITY*        VALUE
--------------                                            ------   ----------   --------------   ------------
DELAWARE CONTINUED
$        5,000   DE Hsg. Authority (Single Family
                 Mtg.) (1)                                5.500%   07/01/2013   07/01/2008 (A)   $      5,101
        20,000   DE Hsg. Authority (Single Family
                 Mtg.) (1)                                5.550    07/01/2009   07/01/2009             20,404
    20,955,000   DE Hsg. Authority (Single Family Mtg.)   5.600    07/01/2039   04/07/2013 (B)     21,108,181
        30,000   DE Hsg. Authority (Single Family
                 Mtg.) (1)                                6.050    07/01/2028   07/01/2009 (A)         30,752
        15,000   DE Hsg. Authority (Single Family Mtg.)   6.200    07/01/2037   08/04/2011 (B)         15,432
        10,000   Wilmington, DE GO (1)                    6.200    10/01/2016   10/01/2008 (A)         10,128
                                                                                                 ------------
                                                                                                   31,789,071
                                                                                                 ------------
DISTRICT OF COLUMBIA--1.7%
       200,000   District of Columbia (James F. Oyster
                 Elementary School)                       6.450    11/01/2034   11/16/2033 (C)        188,312
       115,000   District of Columbia HFA (Single
                 Family), Series A                        6.850    06/01/2031   06/28/2008 (B)        116,602
        10,000   District of Columbia HFA (Single
                 Family), Series B                        5.850    12/01/2018   12/01/2008 (A)         10,222
        25,000   District of Columbia HFA (Single
                 Family), Series B                        5.900    12/01/2028   06/01/2009 (A)         25,567
    10,185,000   District of Columbia Tobacco
                 Settlement Financing Corp.               6.250    05/15/2024   11/15/2011 (B)     10,215,249
    11,320,000   District of Columbia Tobacco
                 Settlement Financing Corp.               6.750    05/15/2040   05/15/2012 (A)     11,360,752
   207,670,000   District of Columbia Tobacco
                 Settlement Financing Corp. (TASC)        7.000 (2)06/15/2046   06/13/2024 (C)     10,809,224
                                                                                                 ------------
                                                                                                   32,725,928
                                                                                                 ------------
FLORIDA--10.5%
     4,685,000   Arborwood, FL Community Devel.
                 District (Centex Homes)                  5.250    05/01/2016   05/01/2016          4,130,483
        15,000   Baker County, FL Hospital Authority      5.300    12/01/2023   11/04/2019 (C)         13,598
        20,000   Bay County, FL Water System (1)          6.250    09/01/2014   09/01/2008 (A)         20,061
     1,390,000   Bonnet Creek, FL Resort Community
                 Devel. District Special Assessment       7.125    05/01/2012   01/10/2010 (C)      1,403,261
     6,000,000   Brevard County, FL Health Facilities
                 Authority (Holmes Regional Medical
                 Center) (1)                              5.600    10/01/2010   10/01/2008 (A)      6,013,920
       250,000   Brevard County, FL Health Facilities
                 Authority (Holmes Regional Medical
                 Center) (1)                              5.625    10/01/2014   10/01/2008 (A)        250,588
        10,000   Brevard County, FL Health Facilities
                 Authority (Wuesthoff Health
                 Services) (1)                            5.400    04/01/2013   10/01/2008 (A)         10,021
        20,000   Brevard County, FL Health Facilities
                 Authority (Wuesthoff Memorial
                 Hospital) (1)                            5.300    04/01/2011   10/01/2008 (A)         20,040
        30,000   Brevard County, FL Industrial Devel.
                 (The Kroger Company)                     7.250    01/01/2009   07/01/2008 (A)         30,075

                  7 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                       EFFECTIVE
    AMOUNT                                                COUPON    MATURITY       MATURITY*        VALUE
--------------                                            ------   ----------   --------------   ------------
FLORIDA CONTINUED
$    2,000,000   Broward County, FL Airport Facilities
                 (Learjet)                                7.500%   11/01/2020   11/01/2014 (A)   $  2,086,540
        80,000   Broward County, FL Airport System (1)    5.125    10/01/2017   10/01/2017             79,801
         5,000   Broward County, FL Airport System
                 (Passenger Facility) (1)                 5.250    10/01/2014   10/01/2008 (A)          5,045
        75,000   Broward County, FL Airport System
                 (Passenger Facility) (1)                 5.250    10/01/2015   10/01/2008 (A)         75,505
       440,000   Broward County, FL HFA                   5.400    10/01/2038   10/04/2010 (B)        401,320
        70,000   Broward County, FL HFA (Bridgewater
                 Place Apartments)                        5.500    04/01/2041   06/23/2038 (C)         67,525
       365,000   Broward County, FL HFA (Cross Keys
                 Apartments)                              5.800    10/01/2033   08/20/2031 (C)        354,791
       180,000   Broward County, FL HFA (Pompano Oaks
                 Apartments)                              6.100    12/01/2038   12/01/2008 (A)        180,738
        55,000   Broward County, FL HFA (Praxis of
                 Deerfield Beach III)                     5.300    09/01/2023   07/21/2021 (C)         55,008
        90,000   Broward County, FL HFA (Praxis of
                 Deerfield Beach)                         5.350    03/01/2031   12/14/2027 (C)         87,914
        80,000   Broward County, FL HFA (Stirling
                 Apartments) (1)                          5.650    10/01/2028   10/01/2010 (A)         80,159
        50,000   Broward County, FL HFA (Venice Homes
                 Apartments)                              5.650    01/01/2022   09/23/2019 (C)         50,055
        35,000   Broward County, FL Port Facilities (1)   5.000    09/01/2027   12/28/2023 (C)         32,782
       105,000   Cape Coral, FL Health Facilities
                 Authority (Gulf Care) (1)                6.000    10/01/2016   10/01/2008 (A)        105,289
        20,000   Clay County, FL HFA (Single
                 Family Mtg.)                             5.300    10/01/2029   07/31/2025 (C)         19,525
        30,000   Collier County, FL HFA (Saxon Manor
                 Isle Apartments)                         5.450    03/01/2030   10/31/2026 (C)         29,771
       380,000   Collier County, FL HFA (Whistlers
                 Green Apartments) (1)                    5.400    12/01/2027   06/27/2024 (C)        370,394
       245,000   Collier County, FL HFA (Whistlers
                 Green Apartments)                        5.450    06/01/2039   08/10/2034 (C)        230,719
       775,000   Collier County, FL IDA (Allete)          6.500    10/01/2025   10/01/2025            774,992
     1,800,000   Concorde Estates, FL Community Devel.
                 District                                 5.000    05/01/2011   11/01/2008 (C)      1,721,754
        10,000   Cypress Club, FL Special Recreational
                 District                                 7.100    09/01/2013   09/01/2008 (A)         10,040
       100,000   Dade County, FL GO (Seaport) (1)         5.125    10/01/2016   10/01/2008 (A)        100,567
       145,000   Dade County, FL GO (Seaport) (1)         5.125    10/01/2021   10/01/2008 (A)        145,616
        70,000   Dade County, FL GO (Seaport) (1)         5.400    10/01/2021   10/01/2008 (A)         70,343
       225,000   Dade County, FL GO (Seaport) (1)         5.450    10/01/2016   10/01/2008 (A)        226,476
       120,000   Dade County, FL GO (Seaport) (1)         5.500    10/01/2026   04/01/2009 (A)        120,431
     1,580,000   Dade County, FL GO (Seaport) (1)         5.750    10/01/2015   10/01/2008 (A)      1,583,950
       100,000   Dade County, FL HFA (Golden Lakes
                 Apartments)                              6.000    11/01/2032   09/14/2030 (C)         97,128
        45,000   Dade County, FL HFA (Golden Lakes
                 Apartments)                              6.050    11/01/2039   10/29/2036 (C)         43,252

                  8 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                       EFFECTIVE
    AMOUNT                                                COUPON    MATURITY       MATURITY*        VALUE
--------------                                            ------   ----------   --------------   ------------
FLORIDA CONTINUED
$       20,000   Dade County, FL HFA (New Horizons
                 Associates)                              5.875%   07/15/2024   01/15/2010 (A)   $     20,299
       110,000   Dade County, FL HFA (Siesta Pointe
                 Apartments)                              5.700    09/01/2022   09/01/2008 (A)        110,070
        75,000   Dade County, FL Res Rec (1)              5.500    10/01/2010   10/01/2008 (A)         75,474
       985,000   Dade County, FL Res Rec (1)              5.500    10/01/2013   10/01/2008 (A)        990,999
        50,000   Duval County, FL HFA (Single
                 Family Mtg.)                             5.300    04/01/2029   04/01/2010 (A)         50,381
       900,000   East Homestead, FL Community Devel.
                 District                                 5.000    05/01/2011   05/01/2011            853,335
        35,000   Edgewater, FL Water & Sewer (1)          5.500    10/01/2013   10/01/2008 (A)         35,077
       205,000   Edgewater, FL Water & Sewer (1)          5.500    10/01/2021   10/01/2008 (A)        205,357
     7,140,000   Escambia County, FL Health Facilities
                 Authority                                5.950    07/01/2020   07/01/2020          7,509,352
       115,000   Escambia County, FL Health Facilities
                 Authority (Baptist Manor)                5.125    10/01/2019   11/06/2017 (C)        112,919
        10,000   Escambia County, FL HFA (Single
                 Family Mtg.)                             5.500    10/01/2031   02/24/2028 (C)          9,960
         5,000   Escambia County, FL School
                 Board COP (1)                            5.500    02/01/2016   08/01/2008 (A)          5,011
     1,250,000   Fiddler's Creek, FL Community Devel.
                 District                                 5.800    05/01/2021   05/01/2021          1,145,063
     1,000,000   Fiddler's Creek, FL Community Devel.
                 District                                 5.875    05/01/2021   10/12/2015 (C)        970,990
        50,000   FL Agriculture & Mechanical
                 University (Student Apartment
                 Facility) (1)                            5.600    07/01/2013   07/01/2008 (A)         50,116
        95,000   FL Agriculture & Mechanical
                 University (Student Apartment
                 Facility) (1)                            5.625    07/01/2021   07/01/2008 (A)         95,175
       150,000   FL Agriculture & Mechanical
                 University (Student Apartment
                 Facility) (1)                            5.625    07/01/2025   07/01/2008 (A)        150,188
        10,000   FL Agriculture & Mechanical
                 University (Student Apartment
                 Facility) (1)                            6.500    07/01/2017   07/01/2008 (A)         10,032
        25,000   FL Agriculture & Mechanical
                 University (Student Apartment
                 Facility) (1)                            6.500    07/01/2023   07/01/2008 (A)         25,080
       255,000   FL Capital Projects Finance Authority
                 (Peerless Group)                         7.500    08/01/2019   12/06/2014 (C)        241,375
        20,000   FL Correctional Private Commission
                 (350 Bed Youthful) COP (1)               5.000    08/01/2017   08/01/2008 (A)         20,033
       100,000   FL Division of Bond Finance (Dept. of
                 Environmental Protection)                5.375    07/01/2011   07/01/2008 (A)        100,238
     2,670,000   FL Gateway Services Community Devel.
                 District                                 5.500    05/01/2010   11/01/2008 (C)      2,631,659
        20,000   FL GO (Jefferson County Road) (1)        5.900    05/01/2010   11/01/2008 (A)         20,060
       150,000   FL HFA (1)                               6.300    09/01/2036   09/01/2008 (A)        150,099

                  9 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                       EFFECTIVE
    AMOUNT                                                COUPON    MATURITY       MATURITY*        VALUE
--------------                                            ------   ----------   --------------   ------------
FLORIDA CONTINUED
$       25,000   FL HFA (1)                               6.350%   07/01/2028   01/01/2009 (A)   $     25,336
        85,000   FL HFA (1)                               6.350    07/01/2028   07/01/2008 (A)         85,986
        15,000   FL HFA (Brittany of Rosemont) (1)        6.050    07/01/2015   07/01/2008 (A)         15,009
        20,000   FL HFA (Grand Court Apartments)          5.300    08/15/2031   07/03/2029 (C)         19,402
        20,000   FL HFA (Holly Cove Apartments) (1)       6.050    10/01/2015   10/01/2008 (A)         20,009
       285,000   FL HFA (Holly Cove Apartments) (1)       6.250    10/01/2035   10/01/2008 (A)        285,080
        75,000   FL HFA (Homeowner Mtg.) (1)              5.900    07/01/2029   07/01/2009 (A)         76,676
       110,000   FL HFA (Hsg. Partners of Gainesville)
                 (1)                                      5.600    07/01/2027   06/22/2024 (C)        109,745
        60,000   FL HFA (Landings at Sea Forest) (1)      5.850    12/01/2018   12/01/2008 (A)         60,145
       100,000   FL HFA (Landings at Sea Forest) (1)      6.050    12/01/2036   12/01/2008 (A)        100,083
        25,000   FL HFA (Landings Boot Ranch) (1)         5.875    11/01/2015   11/01/2008 (A)         25,013
        30,000   FL HFA (Landings Boot Ranch) (1)         6.000    11/01/2025   11/01/2008 (A)         30,010
       690,000   FL HFA (Landings Boot Ranch) (1)         6.100    11/01/2035   11/01/2008 (A)        700,371
       150,000   FL HFA (Leigh Meadows Apartments) (1)    6.100    09/01/2016   09/01/2008 (A)        150,200
        60,000   FL HFA (Mar Lago Village Apartments)
                 (1)                                      5.900    12/01/2027   12/01/2009 (A)         60,328
        50,000   FL HFA (Mar Lago Village Apartments)     6.000    06/01/2039   12/01/2009 (A)         50,165
        90,000   FL HFA (Mar Lago Village Associates)     6.000    06/01/2039   12/01/2009 (A)         90,104
       190,000   FL HFA (Reserve at Kanpaha) (1)          5.500    07/01/2020   07/01/2008 (A)        194,387
        60,000   FL HFA (Reserve at North Shore) (1)      5.500    11/01/2020   05/01/2009 (A)         60,132
        25,000   FL HFA (Reserve at North Shore) (1)      5.600    11/01/2027   10/21/2024 (C)         24,939
         5,000   FL HFA (Riverfront Apartments) (1)       6.100    04/01/2017   04/01/2009 (A)          5,031
        80,000   FL HFA (Riverfront Apartments) (1)       6.200    04/01/2027   04/01/2009 (A)         80,428
        70,000   FL HFA (Sarah's Place Apartments) (1)    5.250    05/01/2022   01/29/2019 (C)         70,011
        15,000   FL HFA (Sarah's Place Apartments) (1)    5.400    11/01/2032   12/02/2030 (C)         14,593
        25,000   FL HFA (Spinnaker Cove Apartments) (1)   6.375    07/01/2026   07/01/2008 (A)         25,013
         5,000   FL HFA (Stoddert Arms Apartments) (1)    5.900    09/01/2010   09/01/2008 (A)          5,014
        75,000   FL HFA (Stoddert Arms Apartments) (1)    6.300    09/01/2036   09/01/2008 (A)         75,068
        50,000   FL HFA (Turtle Creek Apartments) (1)     6.200    05/01/2036   11/01/2008 (A)         50,011
        65,000   FL HFA (Villas of Capri)                 6.100    04/01/2017   10/01/2008 (A)         65,135
        70,000   FL HFA (Wentworth Apartments)            5.300    05/01/2039   05/31/2037 (C)         66,338
        50,000   FL HFA (Wentworth Apartments) (1)        5.375    11/01/2029   09/10/2027 (C)         48,971
        30,000   FL HFA (Wentworth Apartments) (1)        5.400    04/01/2032   05/02/2030 (C)         29,195
        20,000   FL HFA (Wentworth Apartments) (1)        5.400    11/01/2034   05/01/2011 (C)         19,344
        50,000   FL HFA (Westlake Apartments)             5.300    09/01/2031   07/22/2029 (C)         48,504
        75,000   FL HFA (Willow Lake Apartments) (1)      5.400    01/01/2032   02/01/2030 (C)         73,005
        25,000   FL HFA (Windchase Apartments) (1)        5.750    12/01/2017   06/01/2009 (A)         25,115
        95,000   FL HFA (Windchase Apartments)            6.000    06/01/2039   06/01/2009 (A)         95,086
       205,000   FL HFA (Windchase Apartments)            6.000    06/01/2039   06/01/2009 (A)        205,152

                  10 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                       EFFECTIVE
    AMOUNT                                                COUPON     MATURITY       MATURITY*        VALUE
--------------                                            ------    ----------   --------------   ------------
FLORIDA CONTINUED
$       75,000   FL HFA (Windchase Apartments), Series
                 C (1)                                    5.900%    12/01/2027   06/01/2009 (A)   $     75,161
       995,000   FL HFA (Woodbridge Apartments) (1)       6.050     12/01/2016   12/01/2008 (A)        997,826
     1,750,000   FL HFA (Woodbridge Apartments) (1)       6.150     12/01/2026   12/01/2008 (A)      1,754,830
     3,500,000   FL HFA (Woodbridge Apartments) (1)       6.250     06/01/2036   12/01/2008 (A)      3,510,955
       260,000   FL HFA (Worthington Apartments) (1)      6.050     12/01/2025   12/01/2008 (A)        260,068
       115,000   FL HFA (Worthington Apartments) (1)      6.200     12/01/2035   12/01/2008 (A)        115,040
       355,000   FL HFA (Worthwhile Devel.
                 Ltd./Riverfront Apartments) (1)          6.250     04/01/2037   04/01/2009 (A)        356,537
        40,000   FL HFA, Series 3 (1)                     6.200     07/01/2016   01/01/2009 (A)         40,154
        45,000   FL HFA, Series 3 (1)                     6.300     07/01/2024   07/01/2008 (A)         46,174
        25,000   FL HFA, Series A (1)                     6.400     06/01/2024   12/01/2008 (A)         25,706
       895,000   FL HFC                                   5.485 (2) 07/01/2030   01/01/2011 (A)        270,576
    18,795,000   FL HFC (1)                               5.750     01/01/2037   07/04/2012 (B)     19,072,602
        15,000   FL HFC                                   5.900     07/01/2021   07/01/2009 (A)         15,176
        10,000   FL HFC                                   5.950     01/01/2032   01/01/2010 (A)         10,052
        15,000   FL HFC (Andrews Place Apartments)        5.000     11/01/2033   09/17/2031 (C)         13,884
       180,000   FL HFC (Ashton Lake Apartments)          5.700     07/01/2033   01/01/2011 (A)        180,373
       125,000   FL HFC (Ashton Lake Apartments)          5.875     01/01/2041   01/01/2011 (A)        125,388
       430,000   FL HFC (Bernwood Trace Associates)       5.832 (2) 12/01/2029   09/02/2024 (C)        119,458
       450,000   FL HFC (Brittany of Rosemont) (1)        6.250     07/01/2035   01/01/2009 (A)        450,180
        50,000   FL HFC (Deer Meadows Apartments)         5.800     11/01/2019   11/01/2011 (A)         50,718
        20,000   FL HFC (Grande Court Apartments)         5.375     02/15/2035   09/09/2033 (C)         19,380
        15,000   FL HFC (Hampton Court Apartments)        5.600     03/01/2032   05/16/2029 (C)         14,774
       100,000   FL HFC (Holly Cove Apartments) (1)       6.150     10/01/2025   10/01/2008 (A)        100,035
        65,000   FL HFC (Homeowner Mtg.) (1)              5.350     01/01/2021   01/01/2009 (B)         65,043
        30,000   FL HFC (Homeowner Mtg.)                  5.500     07/01/2012   07/01/2009 (A)         30,574
       175,000   FL HFC (Homeowner Mtg.)                  5.580 (2) 01/01/2029   06/01/2009 (A)         56,585
        30,000   FL HFC (Homeowner Mtg.)                  5.750     07/01/2017   07/01/2009 (A)         30,359
     9,315,000   FL HFC (Homeowner Mtg.) (1)              5.750     01/01/2037   08/01/2011 (B)      9,436,002
        45,000   FL HFC (Hunters Ridge-Deerwood) (1)      5.300     12/01/2028   08/11/2024 (C)         43,644
       120,000   FL HFC (Logan Heights Apartments) (1)    5.850     10/01/2033   03/04/2031 (C)        120,156
       120,000   FL HFC (Logan Heights Apartments)        6.000     10/01/2039   10/01/2009 (A)        126,340
        20,000   FL HFC (Logan's Pointe Apartments)       5.900     12/01/2019   12/01/2009 (A)         20,426
        35,000   FL HFC (Logan's Pointe Apartments)       6.000     06/01/2039   12/01/2011 (A)         35,277
       200,000   FL HFC (Logan's Pointe Apartments)       6.276 (2) 12/01/2029   12/01/2011 (A)         52,276
        25,000   FL HFC (Marina Bay Apartments)           5.750     08/01/2033   12/03/2031 (C)         24,966
       125,000   FL HFC (Peacock Run Apartments)          5.400     08/01/2042   08/01/2039 (C)        119,113
       350,000   FL HFC (Raceway Pointe Apartments)       5.950     09/01/2032   09/01/2011 (A)        351,729
       110,000   FL HFC (Raceway Pointe Partners)         5.750     09/01/2027   09/01/2011 (A)        110,812

                  11 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                       EFFECTIVE
    AMOUNT                                                COUPON    MATURITY       MATURITY*        VALUE
--------------                                            ------   ----------   --------------   ------------
FLORIDA CONTINUED
$    5,775,000   FL HFC (Raintree Apartments)             6.050%   03/01/2042   09/01/2010 (A)   $  5,962,052
        20,000   FL HFC (Riley Chase Apartments) (1)      5.600    10/01/2016   10/01/2009 (A)         20,263
       155,000   FL HFC (Riley Chase Apartments)          6.000    10/01/2039   10/01/2011 (A)        156,119
        15,000   FL HFC (River Trace Senior Apartments)   5.700    07/01/2035   12/02/2032 (C)         14,853
        35,000   FL HFC (Seminole Ridge Apartments)       6.000    10/01/2029   07/01/2009 (A)         35,470
       100,000   FL HFC (Spring Harbor Apartments)        5.900    08/01/2039   04/25/2035 (C)         99,994
        60,000   FL HFC (Vizcaya Villas) (1)              6.250    06/01/2036   06/01/2009 (A)         60,015
        20,000   FL HFC (Waterbridge Apartments)          5.125    08/01/2027   05/04/2027 (C)         19,291
        45,000   FL HFC (Waverly Apartments)              6.200    07/01/2035   07/01/2012 (A)         45,989
       295,000   FL HFC (Westwood Apartments)             5.450    02/01/2041   09/10/2032 (C)        284,117
        40,000   FL HFC (Winterlakes Sanctuary),
                 Series H-1                               6.000    09/01/2032   09/01/2011 (A)         40,317
       180,000   FL HFC (Woodridge Apartments) (1)        5.850    10/01/2033   01/29/2032 (C)        180,128
        15,000   FL HFC (Woodridge Apartments)            6.000    10/01/2039   10/01/2011 (A)         15,108
        95,000   FL Ports Financing Commission (1)        5.125    06/01/2011   06/01/2009 (A)         95,613
        75,000   FL Ports Financing Commission (1)        5.375    06/01/2016   06/01/2009 (A)         75,233
       130,000   FL Ports Financing Commission (1)        5.375    06/01/2027   08/26/2022 (C)        127,499
       400,000   FL Ports Financing Commission (1)        5.500    10/01/2023   11/09/2021 (C)        395,896
        35,000   FL Ports Financing Commission (1)        5.500    10/01/2029   05/30/2027 (C)         34,309
        45,000   FL State Board of Education GO (1)       5.750    06/01/2022   06/01/2010 (A)         47,120
        25,000   FL State Division of Bond Finance
                 (Dept. of Environmental Protection)      5.375    07/01/2010   07/01/2008 (A)         25,060
       600,000   Gulf Breeze, FL GO                       6.050    12/01/2015   12/01/2008 (A)        604,602
       105,000   Halifax, FL Hospital Medical Center      5.200    04/01/2018   11/24/2015 (C)        101,218
         5,000   Highlands County, FL Health
                 Facilities Authority
                 (AHS-GA/AHS-Sunbelt/CV/OCC/Fletcher
                 /FH-Waterman Obligated Group)            5.250    11/15/2020   11/15/2008 (A)          5,115
     1,235,000   Highlands, FL Community Devel.
                 District                                 5.000    05/01/2011   05/01/2010 (C)      1,164,037
     2,000,000   Hillsborough County, FL IDA (National
                 Gypsum Company)                          7.125    04/01/2030   04/01/2030          1,929,160
        20,000   Hillsborough County, FL School Board
                 COP (Master Lease Program) (1)           5.250    07/01/2022   07/01/2008 (A)         20,220
        30,000   Indian River County, FL Hospital
                 District (IRMH/IRHS/HSIR Obligated
                 Group)                                   5.700    10/01/2015   10/01/2008 (A)         30,228
        50,000   Jacksonville, FL Capital Improvement
                 (Gator Bowl) (1)                         5.250    10/01/2025   10/01/2008 (A)         50,543
     1,000,000   Jacksonville, FL EDC (Met Packaging
                 Solutions)                               5.500    10/01/2030   05/28/2028 (C)        927,940
     5,555,000   Jacksonville, FL EDC (Met Packaging
                 Solutions) (1)                           5.875    06/01/2025   06/01/2016 (A)      5,631,826
     2,910,000   Jacksonville, FL EDC (Met Packaging
                 Solutions) (1)                           5.875    06/01/2031   06/01/2016 (A)      2,951,002

                  12 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                       EFFECTIVE
    AMOUNT                                                COUPON    MATURITY       MATURITY*        VALUE
--------------                                            ------   ----------   --------------   ------------
FLORIDA CONTINUED
$       10,000   Jacksonville, FL Excise Taxes (1)        5.000%   10/01/2016   10/01/2008 (A)   $     10,015
        10,000   Jacksonville, FL Hsg. (Windermere
                 Manor)                                   5.875    03/20/2028   09/20/2008 (A)         10,126
        70,000   Jacksonville, FL Port Authority          5.625    11/01/2026   11/01/2010 (A)         70,153
        20,000   Jacksonville, FL Port Authority          5.700    11/01/2021   11/01/2010 (A)         20,087
    30,020,000   Jacksonville, FL Port Authority          6.000    11/01/2038   11/01/2012 (A)     31,033,175
         5,000   Jacksonville, FL Sales Tax (River
                 City Renaissance)                        5.125    10/01/2018   10/01/2008 (A)          5,001
       990,000   Jacksonville, FL Water and Sewage
                 (United Waterworks) (1)                  6.350    08/01/2025   08/01/2008 (A)        990,594
        50,000   Lakeland, FL Hospital System
                 (Lakeland Regional Medical Center) (1)   5.250    11/15/2016   11/15/2008 (A)         50,116
        40,000   Lakeland, FL Hospital System
                 (Lakeland Regional Medical Center) (1)   5.250    11/15/2025   11/15/2008 (A)         40,163
        25,000   Lakeland, FL Light & Water (1)           5.750    10/01/2019   10/01/2008 (A)         26,950
    14,950,000   Lee County, FL Airport (6)               6.000    10/01/2032   10/01/2010 (A)     15,329,460
       200,000   Lee County, FL Airport                   6.000    10/01/2029   10/01/2010 (A)        204,952
        30,000   Lee County, FL COP (Master Lease) (1)    5.125    10/01/2012   10/01/2008 (A)         30,053
       205,000   Lee County, FL HFA (Single Family
                 Mtg.)                                    6.450    03/01/2031   03/01/2017 (B)        211,089
       530,000   Lee County, FL HFA (Single Family
                 Mtg.)                                    7.100    03/01/2034   09/01/2008 (B)        545,561
        15,000   Lee County, FL Passenger Facility
                 Charge (1)                               5.000    10/01/2011   10/01/2008 (A)         15,005
        50,000   Lee County, FL Passenger Facility
                 Charge (1)                               5.000    10/01/2013   10/01/2008 (A)         50,005
       450,000   Lee County, FL Passenger Facility
                 Charge (1)                               5.000    10/01/2018   11/05/2016 (C)        439,493
        90,000   Macclenny, FL Capital Improvement (1)    5.500    01/01/2026   07/01/2008 (A)         90,102
     1,670,000   Manatee County, FL HFA (Single Family
                 Mtg.)                                    5.400    03/01/2035   08/15/2008 (B)      1,694,148
        20,000   Manatee County, FL HFA (Single Family
                 Mtg.)                                    5.500    03/01/2035   09/01/2015 (C)         20,537
         5,000   Manatee County, FL HFA, Series A         9.125    06/01/2016   11/01/2008 (A)          5,016
        35,000   Manatee County, FL Port Authority (1)    5.250    10/01/2009   10/01/2008 (A)         35,069
        25,000   Manatee County, FL Port Authority (1)    5.400    10/01/2013   10/01/2008 (A)         25,047
        35,000   Martin County, FL Health Facilities
                 Authority (Martin Memorial Medical
                 Center) (1)                              5.250    11/15/2020   11/15/2008 (A)         35,747
    10,125,000   Martin County, FL IDA (Indiantown
                 Cogeneration)                            7.875    12/15/2025   12/15/2008 (A)     10,145,351
        65,000   Miami, FL Community Redevel.
                 (Southeast Overtown/Park West)           8.500    10/01/2015   10/01/2008 (A)         65,187
        25,000   Miami-Dade County, FL Aviation (1)       5.250    10/01/2015   10/01/2008 (A)         25,168
        50,000   Miami-Dade County, FL Aviation (1)       5.250    10/01/2017   10/01/2010 (A)         50,093
       200,000   Miami-Dade County, FL Aviation (1)       5.375    10/01/2032   11/08/2030 (C)        188,246

                  13 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                        EFFECTIVE
    AMOUNT                                                COUPON     MATURITY       MATURITY*        VALUE
--------------                                            ------    ----------   --------------   ------------
FLORIDA CONTINUED
$       15,000   Miami-Dade County, FL Aviation (Miami
                 International Airport) (1)               5.250%    10/01/2022   10/01/2022       $     14,164
       100,000   Miami-Dade County, FL Aviation (Miami
                 International Airport) (1)               6.000     10/01/2029   10/01/2012 (A)        100,659
        15,000   Miami-Dade County, FL HFA (Country
                 Club Villas Apartments) (1)              6.000     10/01/2015   04/01/2011 (A)         15,246
        20,000   Miami-Dade County, FL HFA (Country
                 Club Villas Apartments) (1)              6.100     10/01/2029   04/01/2011 (A)         20,189
     1,440,000   Miami-Dade County, FL HFA
                 (Homeownership Mtg.)                     5.450     10/01/2038   11/08/2013 (B)      1,313,726
       200,000   Miami-Dade County, FL HFA (Marbrisa
                 Apartments)                              6.050     08/01/2029   08/01/2010 (A)        207,068
       100,000   Miami-Dade County, FL HFA (Sunset Bay
                 Apartments)                              6.050     01/01/2041   01/01/2013 (A)        101,270
        20,000   Miami-Dade County, FL Special
                 Obligation, Series B                     5.426 (2) 10/01/2031   04/01/2016 (A)          5,550
        20,000   Mount Dora, FL Water & Sewer             5.000     10/01/2023   10/01/2008 (A)         20,254
        50,000   Naples, FL Hospital Revenue (Naples
                 Community Hospital) (1)                  5.375     10/01/2011   10/01/2008 (A)         50,103
       100,000   Naples, FL Hospital Revenue (Naples
                 Community Hospital) (1)                  5.500     10/01/2026   04/01/2009 (A)        100,344
    10,800,000   North Broward, FL Hospital District
                 (4)                                      2.000 (5) 01/15/2031   07/16/2008 (D)     10,800,000
        30,000   North Palm Beach Heights, FL Water
                 Control District, Series A (1)           6.500     10/01/2012   10/01/2008 (A)         30,099
       860,000   North Tampa, FL HDC (Century Oaks
                 Apartmets)                               6.900     01/01/2024   07/01/2008 (A)        862,442
        25,000   Oakland Park, FL Utilities System (1)    5.250     09/01/2014   09/01/2008 (A)         25,050
       345,000   Oakland, FL Charter School               6.950     12/01/2015   05/01/2011 (C)        356,375
         5,000   Oceanside, FL HDC (FHA Insured
                 Mtg-Section 8)                           6.800     02/01/2011   08/01/2008 (A)          5,011
        20,000   Ocoee, FL Water & Sewer System (1)       5.375     10/01/2016   10/01/2008 (A)         20,126
        25,000   Okaloosa County, FL Airport              5.500     10/01/2023   09/08/2019 (C)         23,392
     1,200,000   Okaloosa County, FL Airport              6.000     10/01/2030   12/16/2027 (C)      1,131,804
        20,000   Orange County, FL Health Facilities
                 Authority (1)                            6.000     10/01/2026   10/01/2009 (A)         20,398
        55,000   Orange County, FL HFA                    5.150     03/01/2022   09/01/2009 (A)         56,167
     1,620,000   Orange County, FL HFA                    5.650     09/01/2034   12/01/2008 (B)      1,634,078
        15,000   Orange County, FL HFA                    5.700     09/01/2026   09/01/2010 (A)         15,029
        15,000   Orange County, FL HFA                    5.750     03/01/2030   09/02/2010 (A)         15,395
        20,000   Orange County, FL HFA                    5.800     09/01/2017   09/01/2009 (A)         20,225
        25,000   Orange County, FL HFA (Homeowner)        5.000     09/01/2017   03/28/2009 (B)         25,057
        25,000   Orange County, FL HFA (Homeowner)        5.450     09/01/2022   03/01/2012 (A)         25,228
        35,000   Orange County, FL HFA (Homeowner)        5.500     09/01/2027   03/01/2012 (A)         35,325
        40,000   Orange County, FL HFA (Loma Vista)       5.400     09/01/2019   03/01/2011 (A)         40,243
       120,000   Orange County, FL HFA (Loma Vista)       5.500     03/01/2032   05/25/2029 (C)        117,503

                  14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                       EFFECTIVE
    AMOUNT                                                COUPON    MATURITY       MATURITY*        VALUE
--------------                                            ------   ----------   --------------   ------------
FLORIDA CONTINUED
$      620,000   Orange County, FL HFA (Seminole
                 Pointe)                                  5.650%   12/01/2017   06/01/2011 (A)   $    623,559
        25,000   Orange County, FL HFA (Single Family
                 Mtg.)                                    5.875    03/01/2028   09/01/2009 (A)         25,300
        60,000   Orange County, FL HFA (Single Family
                 Mtg.)                                    5.950    03/01/2028   03/01/2009 (A)         60,162
       150,000   Orange County, FL HFA (Single Family
                 Mtg.)                                    6.200    10/01/2016   10/01/2008 (A)        150,086
        10,000   Orange County, FL HFA (Single Family
                 Mtg.)                                    6.300    04/01/2028   10/01/2008 (A)         10,004
         5,000   Orange County, FL HFA (Single Family
                 Mtg.)                                    6.600    04/01/2028   10/01/2008 (A)          5,040
        35,000   Osceola County, FL HFA (Tierra Vista
                 Apartments)                              5.800    12/01/2029   12/01/2008 (A)         35,004
        45,000   Pace, FL Property Finance Authority
                 (1)                                      5.375    09/01/2020   09/01/2008 (A)         45,966
       120,000   Palm Beach County, FL Health
                 Facilities Authority (ACTS
                 Retirement/Life Communities)             5.125    11/15/2029   10/17/2029 (C)        106,330
       135,000   Palm Beach County, FL Health
                 Facilities Authority (Jupiter Medical
                 Center)                                  5.250    08/01/2013   08/01/2008 (A)        135,270
       100,000   Palm Beach County, FL Health
                 Facilities Authority (Jupiter Medical
                 Center)                                  5.250    08/01/2018   08/01/2008 (A)        100,145
       210,000   Palm Beach County, FL Health
                 Facilities Authority (Jupiter Medical
                 Center) (1)                              5.250    08/01/2023   08/01/2008 (A)        210,223
        25,000   Palm Beach County, FL Health
                 Facilities Authority (Life Care
                 Retirement Communities)                  5.500    10/01/2011   10/01/2008 (A)         25,501
        50,000   Palm Beach County, FL HFA (Chelsea
                 Commons Apartments)                      5.600    12/01/2012   12/01/2008 (A)         50,040
        35,000   Palm Beach County, FL HFA (Chelsea
                 Commons Apartments)                      5.800    12/01/2017   12/01/2008 (A)         35,056
       400,000   Palm Beach County, FL HFA (Chelsea
                 Commons Apartments) (1)                  5.850    12/01/2022   12/01/2008 (A)        400,104
        35,000   Palm Beach County, FL HFA (Chelsea
                 Commons Apartments)                      5.900    06/01/2029   12/01/2008 (A)         35,027
        80,000   Palm Beach County, FL HFA (Golden
                 Lake Hsg. Assoc.)                        6.100    08/01/2029   08/01/2008 (A)         80,029
       130,000   Palm Beach County, FL HFA (Pinnacle
                 Palms Apartments)                        5.650    07/01/2031   06/01/2011 (A)        130,441
       850,000   Palm Beach County, FL HFA (Windsor
                 Park Apartments)                         5.850    12/01/2033   12/16/2027 (C)        805,690
       235,000   Palm Beach County, FL HFA (Windsor
                 Park Apartments)                         5.900    06/01/2038   07/05/2036 (C)        223,668
        50,000   Palm Beach County, FL Industrial
                 Devel. (Regents Park Boca Raton)         5.700    02/01/2024   08/01/2008 (A)         50,073
     1,100,000   Palm Glades, FL Community Devel.
                 District                                 4.850    05/01/2011   08/01/2010 (C)      1,034,110
       800,000   Pasco County, FL HFA (Pasco Woods) (1)   5.800    08/01/2029   02/01/2011 (A)        804,904

                  15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008  / UNAUDITED

   PRINCIPAL                                                                                EFFECTIVE
    AMOUNT                                                    COUPON        MATURITY         MATURITY*            VALUE
-----------------                                            --------      ----------     --------------       -------------
FLORIDA CONTINUED
$         400,000       Pinellas County, FL HFA                5.500%      03/01/2036     04/01/2009 (B)       $     407,500
        3,925,000       Pinellas County, FL HFA (Oaks of
                        Clearwater) (1)                        6.375       06/01/2019     11/09/2013 (B)           4,065,280
           10,000       Pinellas County, FL HFA (Single
                        Family Hsg.)                           5.200       09/01/2021     12/26/2019 (C)              10,002
           35,000       Pinellas County, FL HFA (Single
                        Family Hsg.)                           5.300       09/01/2030     09/15/2008 (B)              35,271
          220,000       Pinellas County, FL HFA (Single
                        Family Hsg.)                           5.450       09/01/2034     03/01/2009 (B)             223,018
           30,000       Pinellas County, FL HFA (Single
                        Family Hsg.)                           5.550       03/01/2032     09/01/2010 (A)              30,324
           75,000       Pinellas County, FL HFA (Single
                        Family Hsg.)                           5.600       09/01/2025     03/01/2009 (B)              76,756
            5,000       Pinellas County, FL HFA (Single
                        Family Hsg.)                           6.000       09/01/2018     09/01/2009 (A)               5,052
           50,000       Pinellas County, FL HFA (Single
                        Family Mtg.)                           5.250       03/01/2016     09/01/2008 (A)              50,626
           15,000       Pinellas County, FL HFA (Single
                        Family Mtg.)                           5.450       09/01/2029     12/19/2026 (C)              14,924
        4,200,000       Pinellas County, FL HFA (Single
                        Family Mtg.)                           5.500       09/01/2047     10/23/2012 (B)           4,211,634
           10,000       Pinellas County, FL HFA (Single
                        Family Mtg.)                           5.800       03/01/2029     09/01/2009 (A)              10,016
           30,000       Pinellas County, FL HFA, Series B      6.200       09/01/2034     09/01/2012 (A)              30,506
           80,000       Port Everglades, FL Authority,
                        Series A (1)                           5.000       09/01/2016     09/01/2008 (A)              80,328
           80,000       Port Palm Beach, FL District (1)       5.500       09/01/2024     10/09/2022 (C)              80,010
           35,000       Port St. Lucie, FL Special
                        Assessment (1)                         5.400       10/01/2016     10/01/2008 (A)              35,073
          285,000       Santa Rosa Bay, FL Bridge
                        Authority                              6.250       07/01/2028     03/10/2026 (C)             250,603
          250,000       Seminole County, FL GO (1)             5.125       04/01/2012     10/01/2008 (A)             250,465
           50,000       St. Petersburg Beach, FL GO (1)        5.250       10/01/2013     10/01/2008 (A)              50,100
           35,000       Tallahassee, FL Health
                        Facilities (Tallahassee Memorial
                        Medical Center) (1)                    6.000       12/01/2015     12/01/2008 (A)              35,095
           10,000       Tampa, FL Solid Waste (McKay Bay
                        Refuse-to-Energy) (1)                  5.250       10/01/2014     10/01/2010 (A)              10,329
          105,000       Tampa, FL Solid Waste (McKay Bay
                        Refuse-to-Energy) (1)                  5.250       10/01/2016     10/01/2010 (A)             108,456
           25,000       University of South Florida
                        (University Bookstore) (1)             6.000       07/01/2014     07/01/2008 (A)              25,069
        1,295,000       Village, FL Community Devel.
                        District                               7.625       05/01/2017     11/01/2008 (A)           1,303,327
          100,000       Volusia County, FL Educational
                        Facility Authority (Stetson
                        University) (1)                        5.500       06/01/2022     12/01/2008 (A)             100,043
          180,000       Volusia County, FL Health
                        Facilities Authority (John Knox
                        Village of Florida) (1)                6.000       06/01/2017     12/01/2008 (A)             180,466
           10,000       Volusia County, FL HFA (Spring
                        Arbor Apartments)                      5.200       08/01/2023     02/01/2010 (A)              10,058

                  16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008  / UNAUDITED

   PRINCIPAL                                                                                EFFECTIVE
    AMOUNT                                                    COUPON        MATURITY         MATURITY*            VALUE
-----------------                                            --------      ----------     --------------       -------------
FLORIDA CONTINUED
$       1,000,000       Waterford Estates, FL Community
                        Devel. District Special
                        Assessment                             5.125%      05/01/2013     05/15/2009 (C)       $     873,510
        1,000,000       Watergrass, FL Community Devel.
                        District Special Assessment            4.875       11/01/2010     11/01/2010                 953,291
                                                                                                               -------------
                                                                                                                 196,638,732
                                                                                                               -------------
GEORGIA--1.6%
           85,000       Acworth, GA Hsg. Authority
                        (Wingate Falls Apartments)             6.125       03/01/2017     09/01/2008 (A)              87,041
          700,000       Albany-Dougherty, GA Payroll
                        Devel. Authority (Proctor &
                        Gamble Company) (1)                    5.300       05/15/2026     05/15/2026                 700,077
          295,000       Atlanta, GA Airport (1)                5.625       01/01/2030     02/10/2028 (C)             293,000
        2,045,000       Atlanta, GA Devel. Authority
                        Student Hsg. (ADA/CAU Partners)        6.000       07/01/2036     02/25/2032 (C)           1,752,258
          140,000       Atlanta, GA Devel. Authority
                        Student Hsg. (ADA/CAU Partners)        6.250       07/01/2036     05/13/2032 (C)             124,152
           40,000       Atlanta, GA GO                         5.000       12/01/2016     12/01/2008 (A)              42,449
           20,000       Atlanta, GA Hsg. Authority
                        (Village at Castleberry) (1)           5.300       02/20/2029     11/05/2024 (C)              19,581
           75,000       Atlanta, GA Hsg. Authority
                        (Village at Castleberry)               5.400       02/20/2039     10/03/2034 (C)              72,383
           25,000       Atlanta, GA Solid Waste
                        Management Authority (Landfill
                        Closure) (1)                           5.000       12/01/2016     12/01/2008 (A)              25,030
           50,000       Atlanta, GA Solid Waste
                        Management Authority (Landfill
                        Closure) (1)                           5.250       12/01/2021     12/01/2008 (A)              50,065
        1,000,000       Atlanta, GA Tax Allocation
                        (Eastside)                             5.625       01/01/2016     03/27/2012 (C)             983,520
           60,000       Atlanta, GA Urban Residential
                        Finance Authority (Fulton Cotton
                        Mill)                                  6.125       05/20/2027     05/20/2009 (A)              60,371
        1,110,000       Chatham County, GA Hospital
                        Authority (Memorial Medical
                        Center-Savannah) (1)                   5.250       01/01/2016     07/01/2008 (A)           1,122,643
        1,595,000       Chatham County, GA Hospital
                        Authority (Memorial Medical
                        Center-Savannah) (1)                   5.500       01/01/2021     01/01/2009 (A)           1,604,730
          325,000       Chatham County, GA Hospital
                        Authority (Memorial Medical
                        Center-Savannah) (1)                   5.700       01/01/2019     07/01/2008 (A)             328,276
           75,000       Chatham County, GA Hospital
                        Authority (Memorial Medical
                        Center-Savannah)                       6.125       01/01/2024     11/09/2022 (C)              74,151
           80,000       Clayton County, GA Hsg.
                        Authority (Pointe Clear
                        Apartments)                            5.750       07/01/2029     07/01/2009 (A)              80,177
           10,000       Cobb County, GA Hsg. Authority
                        (Garrison Plantation)                  5.750       07/01/2014     07/01/2008 (A)              10,014
           15,000       Colquitt County, GA Hospital
                        Authority Anticipation
                        Certificates                           5.500       03/01/2016     09/01/2008 (A)              15,076

                  17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008  / UNAUDITED

   PRINCIPAL                                                                                EFFECTIVE
    AMOUNT                                                    COUPON        MATURITY         MATURITY*            VALUE
-----------------                                            --------      ----------     --------------       -------------
GEORGIA CONTINUED
$          85,000       Dalton, GA Devel. Authority
                        (Hamilton Health Care
                        System/Hamilton Medical Center
                        Obligated Group) (1)                   5.250%      08/15/2026     02/15/2009 (A)       $      85,556
        9,465,000       East Point, GA (Camp Creek),
                        Series B                               8.000       02/01/2026     08/01/2012 (A)          10,135,974
        3,000,000       Floyd County, GA Devel.
                        Authority (Temple-Inland)              5.700       12/01/2015     12/01/2013 (A)           3,036,180
           45,000       Fulton County, GA Devel.
                        Authority (CAU)                        5.375       01/01/2020     07/01/2008 (A)              45,071
           20,000       Fulton County, GA Devel.
                        Authority (Cauley Creek Water) (1)     5.250       02/01/2021     08/26/2019 (C)              19,686
           30,000       Fulton County, GA Hospital
                        Authority (Northside Hospital) (1)     5.375       10/01/2012     10/01/2008 (A)              30,062
           60,000       GA George L. Smith II World
                        Congress Center Authority (Domed
                        Stadium) (1)                           5.500       07/01/2020     07/01/2011 (A)              60,354
           20,000       GA HFA (Lake Vista Apartments)         5.950       01/01/2027     01/01/2009 (A)              20,086
           15,000       GA HFA (Single Family Mtg.)            5.100       12/01/2020     12/01/2010 (A)              15,185
           25,000       GA HFA (Single Family Mtg.) (1)        5.125       06/01/2019     07/29/2018 (C)              25,012
           15,000       GA HFA (Single Family Mtg.)            5.300       12/01/2022     06/01/2011 (A)              15,056
          595,000       GA HFA (Single Family Mtg.)            5.350       12/01/2022     12/01/2011 (A)             598,475
           90,000       GA HFA (Single Family Mtg.)            5.500       12/01/2032     11/06/2030 (C)              89,517
           65,000       GA HFA (Single Family Mtg.) (1)        5.550       12/01/2026     06/01/2009 (A)              65,673
           10,000       GA Municipal Assoc. (Atlanta
                        Detention Center)                      5.000       12/01/2023     12/01/2008 (A)              10,144
           55,000       GA Municipal Gas Authority
                        (Warner Robins)                        6.125       01/01/2026     07/01/2008 (A)              55,103
           40,000       GA Private Colleges & University
                        Authority (Mercer University)          5.250       10/01/2013     10/01/2009 (A)              40,629
           15,000       Hinesville, GA Leased Hsg. Corp.
                        (Regency Park)                         7.250       01/15/2011     01/15/2011                  15,766
        4,670,000       Lawrenceville, GA Hsg. Authority
                        (Knollwood Park Apartments)            6.250       12/01/2029     12/01/2008 (A)           4,873,332
           60,000       Macon-Bibb County, GA Industrial
                        Authority (1)                          6.000       05/01/2013     11/01/2008 (A)              60,163
           20,000       Macon-Bibb County, GA Industrial
                        Authority (1)                          6.100       05/01/2018     11/01/2008 (A)              20,014
          100,000       Marietta, GA Devel. Authority
                        (Life College)                         5.750       09/01/2014     09/01/2008 (A)             100,252
           20,000       Marietta, GA Devel. Authority
                        (Life College)                         5.800       09/01/2019     09/01/2008 (A)              20,042
        1,000,000       McDuffie County, GA County
                        Devel. Authority (Temple-Inland)       6.950       12/01/2023     12/01/2023                 991,070
           30,000       Morgan County, GA Devel. Auth
                        (Georgia Kraft Company)                6.750       08/01/2009     08/01/2008 (A)              30,105
           65,000       Richmond County, GA Devel.
                        Authority (International Paper
                        Company)                               5.400       02/01/2023     02/01/2023                  59,150

                  18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008  / UNAUDITED

   PRINCIPAL                                                                                EFFECTIVE
    AMOUNT                                                    COUPON        MATURITY         MATURITY*            VALUE
-----------------                                            --------      ----------     --------------       -------------
GEORGIA CONTINUED
$          50,000       Richmond County, GA Devel.
                        Authority (International Paper
                        Company)                               5.800%      12/01/2020     12/01/2020           $      48,220
          195,000       Richmond County, GA Devel.
                        Authority (International Paper
                        Company)                               6.250       02/01/2025     02/01/2025                 190,371
           10,000       Rome, GA New Public Hsg.
                        Authority                              5.750       11/01/2010     11/01/2008 (A)              10,607
          210,000       Savannah, GA EDA (University
                        Financing Foundation)                  6.750       11/15/2031     11/15/2010 (A)             229,839
          100,000       Savannah, GA Res Rec (1)               5.000       08/01/2012     08/01/2008 (A)             100,194
          535,000       Vienna, GA Water & Sewer (Tyson
                        Foods)                                 5.625       09/01/2012     10/13/2010 (C)             523,433
                                                                                                               -------------
                                                                                                                  29,065,315
                                                                                                               -------------
HAWAII--2.9%
        6,770,000       HI Airports System (6)                 5.625       07/01/2018     07/01/2011 (A)           6,812,680
           55,000       HI Airports System (1)                 6.000       07/01/2019     07/01/2010 (A)              55,729
        5,535,000       HI Dept. of Budget & Finance
                        Special Purpose (Hawaiian
                        Electric Company)                      5.450       11/01/2023     11/01/2008 (A)           5,583,044
          100,000       HI Dept. of Budget & Finance
                        Special Purpose (Hawaiian
                        Electric Company) (1)                  5.650       10/01/2027     10/01/2012 (A)             100,667
       39,405,000       HI Dept. of Budget & Finance
                        Special Purpose (Hawaiian
                        Electric Company) (1)                  5.700       07/01/2020     07/01/2011 (A)          39,777,377
          200,000       HI Dept. of Budget & Finance
                        Special Purpose (Hawaiian
                        Electric Company) (1)                  6.200       11/01/2029     11/01/2009 (A)             202,522
           90,000       HI Harbor System, Series A             5.750       07/01/2029     07/01/2010 (A)              91,185
           90,000       HI HFDC (Single Family Mtg.) (1)       5.750       07/01/2030     07/01/2009 (A)              91,937
           20,000       HI State Dept. of Budget &
                        Finance (Hawaiian Electric
                        Company) (1)                           6.150       01/01/2020     01/01/2010 (A)              20,227
          475,000       Honolulu, HI City & County
                        Multifamily Hsg. (Waipahu Towers
                        Cooperative)                           6.900       06/20/2035     12/20/2008 (A)             475,784
          375,000       Kuakini, HI Health System
                        (Kuakini Health System/Kuakini
                        Medical Center/Kuakini Geriatric
                        Care Obligated Group)                  6.375       07/01/2032     07/01/2012 (A)             379,541
                                                                                                               -------------
                                                                                                                  53,590,693
                                                                                                               -------------
IDAHO--0.2%
          385,000       Boise City, ID COP                     5.600       09/01/2030     09/01/2008 (A)             397,655
           50,000       ID Health Facilities Authority
                        (Idaho Elks Rehabilitation
                        Hospital)                              5.000       07/15/2008     07/15/2008                  50,032
           55,000       ID Hsg. & Finance Assoc. (Single
                        Family Mtg.)                           5.250       07/01/2011     01/01/2010 (A)              55,976
          145,000       ID Hsg. & Finance Assoc. (Single
                        Family Mtg.)                           5.300       07/01/2027     03/14/2023 (C)             142,951

                  19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008  / UNAUDITED

   PRINCIPAL                                                                                EFFECTIVE
    AMOUNT                                                    COUPON        MATURITY         MATURITY*            VALUE
-----------------                                            --------      ----------     --------------       -------------
IDAHO CONTINUED
$          10,000       ID Hsg. & Finance Assoc. (Single
                        Family Mtg.)                           5.400%      07/01/2018     01/01/2009 (B)       $      10,192
           20,000       ID Hsg. & Finance Assoc. (Single
                        Family Mtg.)                           5.400       07/01/2020     01/15/2009 (B)              20,368
          165,000       ID Hsg. & Finance Assoc. (Single
                        Family Mtg.)                           5.550       07/01/2016     07/01/2008 (A)             169,226
           25,000       ID Hsg. & Finance Assoc. (Single
                        Family Mtg.)                           5.600       07/01/2021     01/01/2012 (A)              25,132
          220,000       ID Hsg. & Finance Assoc. (Single
                        Family Mtg.)                           5.625       07/01/2015     07/01/2009 (A)             225,867
           15,000       ID Hsg. & Finance Assoc. (Single
                        Family Mtg.)                           5.750       07/01/2016     07/01/2009 (A)              15,162
           35,000       ID Hsg. & Finance Assoc. (Single
                        Family Mtg.)                           6.000       07/01/2029     07/01/2009 (A)              35,887
           10,000       ID Hsg. & Finance Assoc. (Single
                        Family Mtg.)                           6.050       01/01/2026     01/01/2009 (A)              10,032
            5,000       ID Hsg. & Finance Assoc. (Single
                        Family Mtg.)                           6.350       07/01/2016     07/01/2008 (A)               5,066
           10,000       ID Hsg. & Finance Assoc. (Single
                        Family Mtg.), Series H-2               6.200       07/01/2028     11/15/2008 (B)              10,143
           85,000       ID Hsg. Agency (Single Family
                        Mtg.) (1)                              6.450       07/01/2027     07/01/2008 (A)              87,343
           10,000       ID Hsg. Agency (Single Family
                        Mtg.) (1)                              6.700       07/01/2027     07/01/2008 (A)              10,318
           10,000       ID Hsg. Agency (Single Family
                        Mtg.), Series A                        6.125       07/01/2026     05/24/2009 (C)              10,290
           20,000       Malad, ID Water                        5.500       03/01/2014     09/01/2008 (A)              20,044
        2,395,000       Pocatello, ID Devel. Authority
                        Revenue Allocation Tax
                        Increment, Series A                    5.500       08/01/2017     02/08/2014 (B)           2,301,379
        1,000,000       Power County, ID Pollution
                        Control (FMC Corp.)                    5.625       10/01/2014     10/01/2009 (A)           1,005,300
                                                                                                               -------------
                                                                                                                   4,608,363
                                                                                                               -------------
ILLINOIS--7.5%
          850,000       Bedford Park, IL Tax                   5.125       12/30/2018     01/11/2018 (C)             793,620
        1,680,000       Bryant, IL Pollution Control
                        (Central Illinois Light Company)       5.900       08/01/2023     08/01/2008 (A)           1,680,134
           25,000       Bryant, IL Pollution Control
                        (Central Illinois Light Company)
                        (1)                                    5.900       08/01/2023     08/01/2008 (A)              25,042
          715,000       Bryant, IL Pollution Control
                        (Central Illinois Light Company)
                        (1)                                    5.900       08/01/2023     08/01/2008 (A)             715,522
          125,000       Chatham Area, IL Public Library
                        District (1)                           6.300       02/01/2010     08/01/2008 (A)             125,414
        1,055,000       Chicago, IL (Single Family Mtg.)
                        (1)                                    5.750       04/01/2035     10/01/2016 (A)           1,059,220
        5,385,000       Chicago, IL (Single Family Mtg.)       5.750       12/01/2042     11/01/2016 (B)           5,369,491
          225,000       Chicago, IL (Single Family Mtg.)       6.300       09/01/2029     09/01/2013 (A)             234,729
        3,755,000       Chicago, IL (Single Family
                        Mtg.), Series A                        5.700       12/01/2042     10/01/2016 (B)           3,730,142
           25,000       Chicago, IL Metropolitan Hsg.
                        Devel. Corp. (1)                       6.850       07/01/2022     07/01/2008 (A)              25,843

                  20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008  / UNAUDITED

   PRINCIPAL                                                                                EFFECTIVE
    AMOUNT                                                    COUPON        MATURITY         MATURITY*            VALUE
-----------------                                            --------      ----------     --------------       -------------
ILLINOIS CONTINUED
$          65,000       Chicago, IL Midway Airport,
                        Series A (1)                           5.000%      01/01/2028     05/14/2025 (C)       $      60,481
       33,005,000       Chicago, IL Midway Airport,
                        Series A (1)                           5.500       01/01/2029     07/01/2008 (A)          33,207,981
        1,120,000       Chicago, IL Midway Airport,
                        Series B (1)                           5.625       01/01/2029     01/01/2009 (A)           1,120,795
          390,000       Chicago, IL Midway Airport,
                        Series B (1)                           5.750       01/01/2022     01/01/2009 (A)             390,956
           25,000       Chicago, IL Multifamily Hsg.
                        (Archer Courts Apartments) (1)         5.500       12/20/2019     11/20/2011 (A)              25,293
           75,000       Chicago, IL Multifamily Hsg.
                        (Hearts United Apartments)             5.600       01/01/2041     02/20/2034 (C)              71,804
           25,000       Chicago, IL Multifamily Hsg.
                        (St. Edmund's Village)                 6.125       09/20/2024     09/20/2010 (A)              25,442
        8,000,000       Chicago, IL O'Hare International
                        Airport (6)                            5.750       01/01/2023     01/01/2014 (A)           8,219,800
        5,000,000       Chicago, IL O'Hare International
                        Airport (1)                            5.625       01/01/2020     01/01/2011 (A)           5,002,350
           60,000       Chicago, IL O'Hare International
                        Airport (General Airport)              5.250       01/01/2030     08/18/2029 (C)              59,088
           60,000       Chicago, IL O'Hare International
                        Airport (General Airport) (1)          5.250       01/01/2034     04/07/2032 (C)              56,240
           15,000       Chicago, IL O'Hare International
                        Airport (General Airport)              5.500       01/01/2011     01/01/2009 (A)              15,084
            5,000       Chicago, IL O'Hare International
                        Airport (General Airport),
                        Series A (1)                           5.250       01/01/2023     01/01/2023                   4,901
          325,000       Chicago, IL O'Hare International
                        Airport (General Airport),
                        Series A (1)                           5.500       01/01/2016     01/01/2009 (A)             325,686
           15,000       Chicago, IL O'Hare International
                        Airport (Passenger Facility
                        Charge) (1)                            5.350       01/01/2026     07/07/2025 (C)              14,766
           40,000       Chicago, IL O'Hare International
                        Airport (Passenger Facility
                        Charge) (1)                            5.375       01/01/2032     08/26/2029 (C)              38,478
       11,905,000       Chicago, IL O'Hare International
                        Airport (Passenger Facility
                        Charge) (1)                            5.500       01/01/2022     01/01/2022              11,908,691
       12,570,000       Chicago, IL O'Hare International
                        Airport (Passenger Facility
                        Charge) (1)                            5.500       01/01/2023     01/01/2023              12,589,735
           45,000       Greenville, IL Educational
                        Facilities Authority (Greenville
                        College)                               6.000       12/01/2009     12/01/2008 (A)              45,077
       12,280,000       Hodgkins, IL Environmental
                        Improvement (Metropolitan
                        Biosolids Management)                  6.000       11/01/2015     11/01/2008 (A)          12,309,349
        2,540,000       IL Devel. Finance Authority
                        (Olin Corp.)                           6.750       03/01/2016     04/01/2013 (A)           2,612,847
           30,000       IL Devel. Finance Authority
                        (Round Lake)                           5.450       01/01/2019     01/01/2009 (A)              30,012
           15,000       IL Devel. Finance Authority
                        (Watseka)                              5.750       01/01/2016     07/01/2008 (A)              15,042
          340,000       IL Devel. Finance Authority
                        Pollution Control (Central
                        Illinois Public Service Company)       5.700       08/15/2026     08/15/2026                 323,500

                  21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008  / UNAUDITED

   PRINCIPAL                                                                                EFFECTIVE
    AMOUNT                                                    COUPON        MATURITY         MATURITY*            VALUE
-----------------                                            --------      ----------     --------------       -------------
ILLINOIS CONTINUED
$         395,000       IL Devel. Finance Authority
                        Pollution Control (Illinois
                        Power Company) (1)                     5.400%      03/01/2028     09/01/2008 (A)       $     395,411
          945,000       IL Devel. Finance Authority
                        Pollution Control (Illinois
                        Power Company) (1)                     5.700       02/01/2024     02/01/2024                 945,038
           80,000       IL Devel. Finance Authority
                        Water Facilities (Northern
                        Illinois Water Company)                5.000       02/01/2028     02/01/2028                  74,420
          285,000       IL Devel. Finance Authority
                        Water Facilities (Northern
                        Illinois Water Company)                5.500       12/01/2026     12/01/2026                 278,855
           50,000       IL Educational Facilities
                        Authority (Robert Morris College)      5.250       06/01/2014     12/01/2008 (A)              50,096
          100,000       IL Educational Facilities
                        Authority (Robert Morris College)      5.375       06/01/2015     12/01/2008 (A)             100,206
          620,000       IL Finance Authority (Beacon
                        Hill)                                  5.000       02/15/2012     02/15/2012                 606,422
          385,000       IL Finance Authority (Beacon
                        Hill)                                  5.250       02/15/2014     02/15/2014                 375,290
        1,395,000       IL GO (1)                              5.125       12/01/2017     12/01/2008 (A)           1,397,497
        2,280,000       IL GO (1)                              5.250       12/01/2020     12/01/2008 (A)           2,284,286
        9,600,000       IL Health Facilities Authority
                        (Bromenn Healthcare)                   6.250       08/15/2018     08/15/2008 (A)           9,621,216
           40,000       IL Health Facilities Authority
                        (Condell Medical Center/Medical
                        Center Properties Obligated
                        Group)                                 6.350       05/15/2015     05/15/2010 (A)              41,382
           25,000       IL Health Facilities Authority
                        (Holy Family Medical Center) (1)       5.125       08/15/2017     08/15/2008 (A)              25,064
           35,000       IL Health Facilities Authority
                        (Loyola University Health System)      5.375       07/01/2017     07/01/2008 (A)              35,239
           50,000       IL Health Facilities Authority
                        (Sarah Bush Lincoln Health
                        Center)                                6.000       02/15/2026     08/15/2008 (A)              50,093
           25,000       IL Health Facilities Authority
                        (Sherman Health System) (1)            5.250       08/01/2027     08/01/2008 (A)              25,375
          250,000       IL Health Facilities Authority
                        (Sherman Health System) (1)            5.500       08/01/2012     08/01/2008 (A)             253,048
           85,000       IL Health Facilities Authority
                        (West Suburban Hospital Medical
                        Center)                                5.750       07/01/2020     07/01/2009 (A)              89,152
          135,000       IL Hsg. Devel. Authority
                        (Homeowner Mtg.) (1)                   5.500       08/01/2026     03/15/2009 (B)             136,634
        1,105,000       IL Hsg. Devel. Authority
                        (Homeowner Mtg.) (1)                   5.500       08/01/2028     05/01/2010 (A)           1,125,398
           25,000       IL Hsg. Devel. Authority
                        (Homeowner Mtg.) (1)                   5.550       02/01/2009     08/01/2008 (A)              25,053
           95,000       IL Hsg. Devel. Authority
                        (Homeowner Mtg.) (1)                   5.600       08/01/2027     02/01/2012 (A)              95,637
           15,000       IL Hsg. Devel. Authority
                        (Homeowner Mtg.) (1)                   5.600       08/01/2032     07/12/2029 (C)              15,018
           10,000       IL Hsg. Devel. Authority
                        (Homeowner Mtg.) (1)                   5.650       08/01/2031     07/01/2010 (A)              10,208
          200,000       IL Hsg. Devel. Authority, Series
                        C-2 (1)                                5.250       08/01/2022     08/01/2012 (A)             200,558

                  22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008  / UNAUDITED

   PRINCIPAL                                                                                EFFECTIVE
    AMOUNT                                                    COUPON        MATURITY         MATURITY*            VALUE
-----------------                                            --------      ----------     --------------       -------------
ILLINOIS CONTINUED
$          50,000       IL Metropolitan Pier &
                        Exposition Authority (1)               5.250%      06/15/2012     12/15/2008 (A)       $      50,095
        8,400,000       IL Metropolitan Pier &
                        Exposition Authority (1)               5.375       06/01/2014     12/01/2008 (A)           8,459,220
          565,000       IL Metropolitan Pier &
                        Exposition Authority (1)               6.500       06/15/2027     12/15/2008 (A)             566,203
           15,000       IL Metropolitan Pier &
                        Exposition Authority (1)               6.500       06/15/2027     12/15/2008 (A)              15,023
           25,000       IL Sales Tax                           5.000       06/15/2016     12/15/2008 (A)              25,039
        2,795,000       IL Sales Tax                           5.250       06/15/2018     12/15/2008 (A)           2,813,028
           25,000       IL Sales Tax, Series U (1)             5.000       06/15/2012     12/15/2008 (A)              25,048
          255,000       Joliet, IL GO (1)                      6.250       01/01/2011     07/01/2008 (A)             265,685
           45,000       Lake County, IL HFC, Series A          6.800       05/01/2023     11/01/2008 (A)              45,060
        4,510,000       Lombard, IL Public Facilities
                        Corp. (Conference Center & Hotel)      5.500       01/01/2020     08/11/2018 (C)           4,092,509
        4,260,000       Lombard, IL Public Facilities
                        Corp. (Conference Center & Hotel)      5.500       01/01/2025     02/28/2023 (C)           3,653,461
           40,000       Rockford, IL (Faust Landmark
                        Apartments) (1)                        6.750       01/01/2018     07/01/2008 (A)              40,837
          150,000       Southwestern IL Devel. Authority
                        (Illinois-American Water Company)      5.000       02/01/2028     02/01/2028                 139,538
           20,000       Southwestern IL Devel. Authority
                        (Meridian Village Assoc.)              5.250       08/20/2023     08/20/2010 (A)              20,091
           50,000       Will-Kankakee, IL Regional
                        Devel. Authority (Consumers
                        Illinois Water Company)                5.400       09/01/2030     09/01/2030                  48,550
                                                                                                               -------------
                                                                                                                 140,748,538
                                                                                                               -------------
INDIANA--0.4%
        2,420,000       East Chicago, IN Exempt
                        Facilities (Inland Steel Company)      6.700       11/01/2012     11/01/2012               2,475,708
           30,000       Fort Wayne, IN Sewage Works (1)        5.000       08/01/2012     08/01/2008 (A)              30,046
           60,000       Frankfort, IN Middle Schools
                        Building Corp.                         5.500       07/10/2010     07/10/2008 (A)              60,149
        2,000,000       Hammond, IN Redevel. District
                        (Marina Area)                          6.000       01/15/2017     05/10/2015 (C)           1,948,540
          225,000       IN Devel. Finance Authority (USX
                        Corp.)                                 6.150       07/15/2022     01/15/2009 (A)             225,270
          240,000       IN Devel. Finance Authority (USX
                        Corp.)                                 6.250       07/15/2030     01/15/2009 (A)             240,845
           30,000       IN Health Facility Financing
                        Authority (Community Hospital of
                        Anderson) (1)                          6.000         01/01/2014   07/01/2008 (A)              30,430
           15,000       IN Health Facility Financing
                        Authority (Community Hospital of
                        Anderson) (1)                          6.000         01/01/2023   01/01/2009 (A)              15,009
          570,000       IN Health Facility Financing
                        Authority (Kings Daughters
                        Hospital Assoc.) (1)                   5.625         08/15/2027   08/15/2009 (A)             571,465
           30,000       IN HFA (Single Family Mtg.)            5.250         07/01/2023   02/15/2009 (B)              30,327

                  23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008  / UNAUDITED

   PRINCIPAL                                                                                EFFECTIVE
    AMOUNT                                                    COUPON        MATURITY         MATURITY*            VALUE
-----------------                                            --------      ----------     --------------       -------------
INDIANA CONTINUED
$          35,000       IN HFA (Single Family Mtg.)            5.375%      01/01/2023     01/01/2010 (A)       $      35,060
           10,000       IN HFA (Single Family Mtg.)            5.600       07/01/2021     01/01/2011 (A)              10,270
          450,000       IN Hsg. & Community Devel.
                        Authority (Single Family Mtg.)         5.250       01/01/2037     03/15/2012 (B)             447,039
          360,000       IN Municipal Power Agency,
                        Series A (1)                           5.300       01/01/2023     01/01/2009 (A)             360,094
          745,000       Madison County, IN Hospital
                        Authority (Community Hospital of
                        Anderson)                              8.000       01/01/2014     07/01/2008 (A)             749,738
           40,000       New Albany, IN Hospital
                        Facilities (Mercy Health System)
                        (1)                                    5.625       01/01/2027     10/01/2008 (A)              40,037
           25,000       Perry County, IN Redevel. Authority    6.000       02/01/2012     08/01/2008 (A)              25,035
           10,000       Petersburg, IN Pollution Control
                        (Indianapolis Power & Light
                        Company)                               6.375       11/01/2029     08/01/2015 (A)              10,187
           20,000       South Bend, IN Redevel. Auth.
                        (Morris Performing Arts) (1)           5.100       02/01/2017     08/01/2008 (A)              20,009
                                                                                                               -------------
                                                                                                                   7,325,258
                                                                                                               -------------
IOWA--0.3%
          100,000       Cedar Rapids, IA GO                    5.000       06/01/2011     12/01/2008 (A)             100,198
           15,000       Des Moines, IA Aviation System,
                        Series B                               5.125       07/01/2018     08/06/2016 (C)              15,000
           50,000       IA Finance Authority (Genesis
                        Medical Center) (1)                    5.200       07/01/2022     07/01/2008 (A)              50,045
        4,720,000       IA Finance Authority (Single
                        Family Mtg.) (1)                       5.500       07/01/2036     05/15/2012 (B)           4,751,907
           45,000       IA Finance Authority (Trinity
                        Regional Hospital)                     5.500       07/01/2022     07/01/2008 (A)              45,505
          800,000       IA Finance Authority Retirement
                        Community (Friendship Haven)           5.250       11/15/2014     11/26/2013 (C)             771,408
           75,000       IA Student Loan Liquidity Corp.        6.125       12/01/2011     12/01/2008 (A)              75,216
           15,000       Iowa City, IA Sewer (1)                5.750       07/01/2021     07/01/2008 (A)              15,030
           20,000       Polk County, IA GO (1)                 5.000       06/01/2013     12/01/2008 (A)              20,040
          170,000       Poweshiek, IA Water Assoc. (1)         5.400       03/01/2024     03/01/2009 (A)             174,160
           15,000       University of Northern Iowa
                        (Academic Building) (1)                5.100       07/01/2009     12/01/2008 (A)              15,036
                                                                                                               -------------
                                                                                                                   6,033,545
                                                                                                               -------------
KANSAS--5.0%
           10,000       Kansas City, KS Mtg. Revenue           7.000       12/01/2011     12/01/2008 (A)              10,019
           65,000       KS Devel. Finance Authority
                        Health Facilities (St. Lukes/Shawnee
                        Mission Health System) (1)             5.375       11/15/2026     11/15/2008 (A)              65,311
          115,000       La Cygne, KS Pollution Control
                        (Kansas Gas & Electric Company)        5.100       03/01/2023     09/01/2008 (A)             115,095
           25,000       Manhattan, KS GO                       5.400       11/01/2014     11/01/2008 (A)              25,059
          690,000       Pittsburgh, KS Transportation
                        Devel. District (N. Broadway-
                        Pittsburgh Town Center)                4.800       04/01/2027     08/18/2020 (C)             565,338

                  24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008  / UNAUDITED

   PRINCIPAL                                                                                EFFECTIVE
    AMOUNT                                                    COUPON        MATURITY         MATURITY*            VALUE
-----------------                                            --------      ----------     --------------       -------------
KANSAS CONTINUED
$       9,220,000       Sedgwick & Shawnee Counties, KS
                        Hsg. (Single Family Mtg.) (6)          5.250%      12/01/2038     06/08/2016 (B)       $   8,924,914
        8,205,000       Sedgwick & Shawnee Counties, KS
                        Hsg. (Single Family Mtg.) (6)          5.250       12/01/2038     05/25/2017 (B)           8,057,903
        7,385,000       Sedgwick & Shawnee Counties, KS
                        Hsg. (Single Family Mtg.) (6)          5.550       06/01/2038     05/25/2017 (B)           7,294,017
       18,600,000       Sedgwick & Shawnee Counties, KS
                        Hsg. (Single Family Mtg.) (6)          5.800       12/01/2038     07/14/2016 (B)          18,340,437
       14,620,000       Sedgwick & Shawnee Counties, KS
                        Hsg. (Single Family Mtg.) (6)          5.875       06/01/2039     05/25/2017 (B)          14,498,069
          790,000       Sedgwick & Shawnee Counties, KS
                        Hsg. (Single Family Mtg.)              5.650       12/01/2036     05/29/2020 (C)             807,475
        2,520,000       Sedgwick & Shawnee Counties, KS
                        Hsg. (Single Family Mtg.)              5.750       06/01/2036     06/01/2020 (A)           2,572,693
        1,955,000       Sedgwick & Shawnee Counties, KS
                        Hsg. (Single Family Mtg.)              5.750       12/01/2037     02/24/2021 (C)           1,871,639
        1,970,000       Sedgwick & Shawnee Counties, KS
                        Hsg. (Single Family Mtg.)              5.750       12/01/2037     05/08/2021 (C)           1,927,783
        2,825,000       Sedgwick & Shawnee Counties, KS
                        Hsg. (Single Family Mtg.)              5.800       12/01/2036     07/20/2020 (C)           2,768,980
           65,000       Sedgwick & Shawnee Counties, KS
                        Hsg. (Single Family Mtg.)              5.850       06/01/2028     03/15/2011 (B)              67,079
        3,235,000       Sedgwick & Shawnee Counties, KS
                        Hsg. (Single Family Mtg.)              5.850       12/01/2034     05/06/2023 (C)           3,310,893
        1,935,000       Sedgwick & Shawnee Counties, KS
                        Hsg. (Single Family Mtg.)              5.850       06/01/2037     11/18/2020 (C)           1,921,281
        1,675,000       Sedgwick & Shawnee Counties, KS
                        Hsg. (Single Family Mtg.)              5.900       12/01/2034     12/01/2017 (A)           1,737,779
        2,655,000       Sedgwick & Shawnee Counties, KS
                        Hsg. (Single Family Mtg.)              5.900       12/01/2035     12/01/2019 (A)           2,713,224
        2,955,000       Sedgwick & Shawnee Counties, KS
                        Hsg. (Single Family Mtg.)              5.900       12/01/2037     11/10/2020 (C)           2,945,012
        4,475,000       Sedgwick & Shawnee Counties, KS
                        Hsg. (Single Family Mtg.)              5.950       06/01/2036     06/01/2022 (A)           4,575,240
        2,240,000       Sedgwick & Shawnee Counties, KS
                        Hsg. (Single Family Mtg.)              6.000       12/01/2034     06/01/2019 (A)           2,312,150
        4,405,000       Sedgwick & Shawnee Counties, KS
                        Hsg. (Single Family Mtg.)              6.125       12/01/2033     06/01/2017 (A)           4,652,032
          985,000       Sedgwick & Shawnee Counties, KS
                        Hsg. (Single Family Mtg.)              6.450       12/01/2033     02/15/2009 (B)           1,018,638
          220,000       Sedgwick & Shawnee Counties, KS
                        Hsg. (Single Family Mtg.)              6.950       06/01/2029     03/18/2009 (C)             231,271
          590,000       Sedgwick & Shawnee Counties, KS
                        Hsg. (Single Family Mtg.)              7.600       12/01/2031     12/01/2008 (B)             601,759
           15,000       Shawnee, KS Multifamily Hsg.
                        (Thomasbrook Apartments)               5.500       04/01/2024     10/01/2009 (A)              15,038
                                                                                                               -------------
                                                                                                                  93,946,128
                                                                                                               -------------
KENTUCKY--1.6%
           50,000       Jefferson County, KY Health
                        Facilities (JHHS) (1)                  5.750         01/01/2026   07/01/2008 (A)              50,399

                  25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008  / UNAUDITED

   PRINCIPAL                                                                                EFFECTIVE
    AMOUNT                                                    COUPON        MATURITY         MATURITY*            VALUE
-----------------                                            --------      ----------     --------------       -------------
KENTUCKY CONTINUED
$          55,000       Jefferson County, KY Health
                        Facilities (JHHS/JHP/JHF
                        Obligated Group) (1)                   5.700%      01/01/2021     07/01/2008 (A)       $      55,400
        2,535,000       Jefferson County, KY Health
                        Facilities (University Medical
                        Center) (1)                            5.500       07/01/2017     07/01/2008 (A)           2,553,151
          120,000       Kenton County, KY Airport (Delta
                        Air Lines) (4,7,10)                    8.000       12/01/2015     12/01/2015                   1,200
           50,000       KY EDFA (Pikeville Medical
                        Center)                                5.625       02/01/2017     02/01/2009 (A)              50,619
          110,000       KY EDFA (Pikeville Medical
                        Center)                                5.700       02/01/2028     02/01/2009 (A)             111,030
           30,000       KY EDFA (St. Claire Medical
                        Center)                                5.625       09/01/2021     09/01/2008 (A)              30,041
           35,000       KY Hsg. Corp.                          5.300       07/01/2018     07/01/2008 (A)              35,784
           15,000       KY Hsg. Corp.                          5.350       01/01/2021     07/01/2011 (A)              15,062
           15,000       KY Hsg. Corp.                          5.450       07/01/2022     01/01/2012 (A)              15,138
           20,000       KY Hsg. Corp., Series C                5.375       07/01/2027     01/01/2012 (A)              20,200
          100,000       KY Infrastructure Authority (1)        5.700       06/01/2013     12/01/2008 (A)             100,562
       26,220,000       Louisville & Jefferson County,
                        KY Metropolitan Government
                        Health Facilities (Jewish
                        Hospital & St. Mary's
                        Healthcare) (8)                        6.000       02/01/2022     02/01/2013 (A)          26,711,625
           30,000       Louisville & Jefferson County,
                        KY Metropolitan Sewer District
                        (1)                                    5.250       05/15/2027     11/15/2008 (A)              30,178
                                                                                                               -------------
                                                                                                                  29,780,389
                                                                                                               -------------
LOUISIANA--4.3%
          120,000       Caddo Parish, LA Industrial
                        Devel. Board (Pennzoil Products
                        Company)                               5.600       12/01/2028     12/01/2010 (A)             120,257
           70,000       Calcasieu Parish, LA Industrial
                        Devel. Board (Citgo Petroleum
                        Corp.)                                 6.000       07/01/2023     07/01/2023                  65,001
          235,000       Calcasieu Parish, LA Industrial
                        Devel. Board (ConocoPhillips
                        Holding  Co./E.I. Dupont de
                        Nemours Obligated Group) (1)           5.750       12/01/2026     12/01/2008 (A)             235,498
        7,050,000       Calcasieu Parish, LA Industrial
                        Devel. Board Pollution Control
                        (Entergy Gulf States)                  5.450       07/01/2010     07/01/2008 (A)           7,062,831
          580,000       Calcasieu Parish, LA Public
                        Trust Authority                        5.000       04/01/2028     03/22/2009 (B)             589,135
          190,000       De Soto Parish, LA Environmental
                        Improvement (International Paper
                        Company)                               5.600       11/01/2022     11/01/2022                 177,122
          140,000       De Soto Parish, LA Environmental
                        Improvement (International Paper
                        Company)                               6.375       05/01/2025     05/01/2025                 138,704
           45,000       East Baton Rouge, LA Mtg.
                        Finance Authority (GNMA & FNMA
                        Mtg.)                                  5.600       04/01/2022     04/01/2009 (A)              45,477
           15,000       East Baton Rouge, LA Mtg.
                        Finance Authority (GNMA & FNMA
                        Mtg.)                                  5.700       10/01/2033     04/01/2009 (A)              15,166
           10,000       East Baton Rouge, LA Mtg.
                        Finance Authority (GNMA & FNMA
                        Mtg.)                                  6.200       10/01/2028     10/01/2008 (A)              10,133
           35,000       East Baton Rouge, LA Mtg.
                        Finance Authority (Single Family
                        Mtg.)                                  5.500       10/01/2025     10/16/2010 (C)              35,001

                  26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008  / UNAUDITED

   PRINCIPAL                                                                                EFFECTIVE
    AMOUNT                                                    COUPON        MATURITY         MATURITY*            VALUE
-----------------                                            --------      ----------     --------------       -------------
LOUISIANA CONTINUED
$          35,000       East Baton Rouge, LA Mtg.
                        Finance Authority (Single Family
                        Mtg.)                                  6.350%      10/01/2028     10/01/2008 (A)       $      35,468
           25,000       Hammond, LA Industrial Devel.
                        Board (Albertson's)                    6.300       11/01/2008     11/01/2008                  24,895
          135,000       Iberville Parish, LA Pollution
                        Control (Entergy Gulf States)          5.700       01/01/2014     01/01/2014                 131,435
        1,320,000       Jefferson Parish, LA Home Mtg.
                        Authority (Single Family Mtg.)         5.550       06/01/2036     11/15/2011 (B)           1,335,484
          640,000       Jefferson Parish, LA Home Mtg.
                        Authority (Single Family Mtg.)         5.875       12/01/2021     12/01/2012 (A)             648,928
          270,000       LA HFA (Single Family Mtg.)            5.800       06/01/2035     12/01/2008 (B)             274,717
           10,000       LA HFA (Single Family Mtg.)            5.900       12/01/2011     03/01/2009 (B)              10,126
           15,000       LA HFA (Single Family Mtg.)            5.900       12/01/2011     12/01/2008 (B)              15,190
        1,260,000       LA HFA (Single Family Mtg.)            6.375       06/01/2033     12/01/2008 (B)           1,296,452
          440,000       LA HFA (Single Family Mtg.)            7.450       12/01/2031     10/22/2008 (B)             455,778
           25,000       LA HFA (St. Dominic Assisted
                        Care)                                  6.300       09/01/2015     09/01/2008 (A)              25,043
        2,070,000       LA Local Government EF&CD
                        Authority (Bellemont Apartments)       6.000       09/01/2022     05/22/2018 (C)           2,016,863
        7,000,000       LA Public Facilities Authority
                        (Centenary College)                    5.625       02/01/2019     01/09/2015 (C)           6,724,620
        6,000,000       LA Public Facilities Authority
                        (Louisiana Water Company)              5.450       02/01/2013     08/01/2008 (A)           6,013,140
          245,000       LA Public Facilities Authority
                        (Touro Infirmary)                      5.625       08/15/2029     07/18/2026 (C)             223,126
        9,695,000       LA Tobacco Settlement Financing
                        Corp. (TASC)                           5.875       05/15/2039     09/27/2016 (C)           9,024,882
       42,830,000       LA Tobacco Settlement Financing
                        Corp. (TASC), Series B                 5.500       05/15/2030     05/10/2011 (B)          40,485,914
           30,000       New Orleans, LA Aviation Board (1)     5.450       10/01/2027     04/15/2023 (C)              29,680
           25,000       New Orleans, LA Exhibit Hall
                        Special Tax (Ernest N. Morial) (1)     5.250       07/15/2011     07/15/2008 (A)              25,020
          230,000       New Orleans, LA Exhibit Hall
                        Special Tax (Ernest N. Morial)         5.600       07/15/2025     07/15/2008 (A)             230,403
           20,000       New Orleans, LA Finance
                        Authority (Single Family Mtg.)         5.350       12/01/2028     08/20/2008 (B)              20,365
        2,235,000       New Orleans, LA HDC (Southwood
                        Patio)                                 7.700       02/01/2022     08/01/2008 (A)           2,280,102
            5,000       New Orleans, LA Home Mtg.
                        Authority (Single Family Mtg.)         6.000       12/01/2021     12/01/2008 (A)               5,118
           30,000       New Orleans, LA Sewage Service         5.400       06/01/2017     06/01/2017                  28,699
           15,000       Orleans Parish, LA Parishwide
                        School District                        5.000       09/01/2014     09/01/2008 (A)              15,006
           70,000       Orleans Parish, LA Parishwide
                        School District                        5.000       09/01/2015     09/01/2008 (A)              70,025
           15,000       Orleans Parish, LA Parishwide
                        School District                        5.125       09/01/2021     09/01/2008 (A)              15,005
           55,000       Orleans Parish, LA Parishwide
                        School District                        5.125       09/01/2022     10/10/2020 (C)              54,750
           50,000       Orleans Parish, LA Parishwide
                        School District                        5.300       09/01/2014     09/01/2008 (A)              50,054

                  27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008  / UNAUDITED

   PRINCIPAL                                                                                EFFECTIVE
    AMOUNT                                                    COUPON        MATURITY         MATURITY*            VALUE
-----------------                                            --------      ----------     --------------       -------------
LOUISIANA CONTINUED
$         170,000       Orleans Parish, LA Parishwide
                        School District                        5.375%      09/01/2017     09/01/2008 (A)       $     170,145
           15,000       Orleans Parish, LA School Board        5.300       09/01/2012     09/01/2008 (A)              15,013
          110,000       Orleans Parish, LA School Board        5.300       09/01/2013     09/01/2008 (A)             110,085
          150,000       Orleans Parish, LA School Board,
                        Series B                               5.200       02/01/2014     08/01/2008 (A)             150,095
          340,000       Shreveport, LA Hsg. Authority
                        (U.S. Goodman Plaza)                   6.100       08/01/2019     12/26/2015 (C)             316,003
           15,000       Shreveport, LA Hsg. Authority
                        (U.S. Goodman Plaza)                   6.125       08/01/2010     08/15/2009 (C)              14,912
           40,000       Slidell, LA Utilities (1)              5.550       04/01/2016     04/01/2009 (A)              40,240
           30,000       St. John Baptist Parish, LA (USX
                        Corp.)                                 5.350       12/01/2013     12/01/2013                  29,964
           25,000       Tangipahoa Parish, LA School
                        Board Sales & Use Tax (1)              5.350       03/15/2010     11/01/2008 (A)              25,050
                                                                                                               -------------
                                                                                                                  80,932,120
                                                                                                               -------------
MAINE--0.5%
        1,800,000       Jay, ME Environmental
                        Improvement (International Paper
                        Company)                               6.250       09/01/2023     09/01/2023               1,788,498
          345,000       Jay, ME Solid Waste Disposal
                        (International Paper Company)          5.125       06/01/2018     06/01/2018                 324,873
        5,025,000       Jay, ME Solid Waste Disposal
                        (International Paper Company)          6.200       09/01/2019     09/01/2011 (A)           5,102,084
        2,000,000       ME Finance Authority Solid Waste
                        Recycling Facilities (Great
                        Northern Paper)                        7.750       10/01/2022     10/01/2022               1,247,040
            5,000       ME H&HEFA, Series A                    5.875       07/01/2025     07/01/2008 (A)               5,008
           15,000       ME H&HEFA, Series A                    6.000       07/01/2024     07/01/2008 (A)              15,028
           30,000       ME Hsg. Authority (1)                  5.375       11/01/2012     05/15/2012 (A)              30,038
           45,000       ME Hsg. Authority, Series C (1)        5.450       11/15/2023     05/15/2009 (A)              45,072
           50,000       ME Municipal Bond Bank (1)             5.300       11/01/2018     11/01/2008 (A)              50,575
           15,000       ME Municipal Bond Bank, Series B (1)   5.850       11/01/2020     12/01/2008 (A)              15,034
          100,000       ME Municipal Bond Bank, Series D (1)   6.300       11/01/2014     11/01/2008 (A)             100,333
           25,000       Winslow, ME (Crowe Rope
                        Industries) (1)                        6.000       03/01/2012     03/01/2009 (A)              25,314
                                                                                                               -------------
                                                                                                                   8,748,897
                                                                                                               -------------
MARYLAND--0.2%
          655,000       Baltimore, MD Port Facilities
                        (E.I. DuPont de Nemours)               6.500       10/01/2011     10/01/2008 (A)             660,096
           65,000       Baltimore, MD Port Facilities
                        (E.I. DuPont de Nemours)               6.500       10/01/2011     10/01/2008 (A)              65,506
           90,000       MD Community Devel. People's
                        Resource Center (Residential)          5.150       03/01/2018     03/01/2011 (A)              90,394
          110,000       MD Community Devel. People's
                        Resource Center (Residential)          5.300       09/01/2023     05/06/2021 (C)             110,078
           25,000       MD Community Devel. People's
                        Resource Center (Residential)          5.375       09/01/2024     03/01/2011 (A)              25,063
          445,000       MD Community Devel. People's
                        Resource Center (Single Family)        5.125       04/01/2021     12/21/2019 (C)             443,932

                  28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008  / UNAUDITED

   PRINCIPAL                                                                                EFFECTIVE
    AMOUNT                                                    COUPON        MATURITY         MATURITY*            VALUE
-----------------                                            --------      ----------     --------------       -------------
MARYLAND CONTINUED
$           5,000       MD Community Devel. People's
                        Resource Center, Series C              5.350%      07/01/2041     02/12/2037 (C)       $       4,770
          245,000       MD Community Devel. People's
                        Resource Center, Series C              5.650       07/01/2039     01/01/2009 (A)             250,743
          500,000       MD Community Devel. People's
                        Resource Center, Series D              6.250       07/01/2031     01/01/2010 (A)             505,480
           65,000       MD H&HEFA (Johns Hopkins
                        Hospital) (1)                          5.500       07/01/2026     07/01/2008 (A)              65,075
           75,000       MD H&HEFA (Johns Hopkins
                        University) (1)                        5.625       07/01/2027     07/01/2008 (A)              75,853
           55,000       MD Industrial Devel. Financing
                        Authority (Bon Secours Health
                        Systems) (1)                           5.500       08/15/2020     08/15/2008 (A)              55,094
           10,000       Montgomery County, MD Hsg.
                        Opportunities Commission
                        (Multifamily Mtg.), Series B           6.400       07/01/2028     07/01/2008 (A)              10,141
        1,660,000       Montgomery County, MD Hsg.
                        Opportunities Commission (Single
                        Family Mtg.)                           5.750       07/01/2029     01/01/2011 (B)           1,684,336
           80,000       Prince Georges County, MD Hsg.
                        Authority (Langley Gardens
                        Apartments)                            5.750       08/20/2029     08/20/2010 (A)              80,472
           10,000       Prince Georges County, MD Hsg.
                        Authority (Single Family)              6.150       08/01/2019     08/01/2010 (A)              10,100
                                                                                                               -------------
                                                                                                                   4,137,133
                                                                                                               -------------
MASSACHUSETTS--6.2%
        2,000,000       Boston, MA Revenue (Deutsches
                        Altenheim)                             6.125       10/01/2031     10/01/2008 (A)           2,104,580
           25,000       Concord, MA GO                         4.900       07/15/2009     07/15/2008 (A)              25,060
           35,000       MA Devel. Finance Agency (Curry
                        College)                               6.000       03/01/2031     03/01/2011 (A)              35,296
        2,800,000       MA Devel. Finance Agency
                        (Springfield Res Rec)                  5.625       06/01/2019     06/01/2009 (A)           2,855,244
        3,890,000       MA Devel. Finance Agency (VOA
                        Ayer)                                  6.200       02/20/2046     02/20/2020 (A)           4,053,497
        1,215,000       MA Educational Financing
                        Authority                              6.050       12/01/2017     12/01/2009 (A)           1,274,256
       10,355,000       MA Educational Financing
                        Authority, Issue E (1)                 5.300       01/01/2016     07/01/2010 (A)          10,650,428
        1,540,000       MA Educational Financing
                        Authority, Issue G                     5.920       12/01/2014     12/01/2010 (A)           1,611,456
          990,000       MA Educational Financing
                        Authority, Issue G                     6.000       12/01/2016     12/01/2009 (A)           1,037,372
        3,905,000       MA H&EFA (Anna Jaques Hospital)        6.875       10/01/2012     10/01/2008 (A)           3,916,012
           10,000       MA H&EFA (Beverly Hospital
                        Corp.) (1)                             5.625       07/01/2013     07/01/2008 (A)              10,024
           70,000       MA H&EFA (Cape Cod Healthcare)         5.450       11/15/2023     10/22/2019 (C)              69,420
           50,000       MA H&EFA (Capital Asset Program) (4)   4.500 (5)   07/01/2030     07/10/2008 (D)              50,000
          155,000       MA H&EFA (CC/SEMCB/CH/VRHS/HFH
                        Obligated Group)                       5.625       07/01/2020     08/10/2018 (C)             151,240

                  29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008  / UNAUDITED

   PRINCIPAL                                                                                EFFECTIVE
    AMOUNT                                                    COUPON        MATURITY         MATURITY*            VALUE
-----------------                                            --------      ----------     --------------       -------------
MASSACHUSETTS CONTINUED
$         215,000       MA H&EFA (CC/SEMCB/CH/VRHS/HFH
                        Obligated Group)                       5.700%      07/01/2015     01/01/2009 (A)       $     218,326
          700,000       MA H&EFA (CC/SEMCB/CH/VRHS/HFH
                        Obligated Group)                       5.750       07/01/2028     03/29/2023 (C)             666,477
       17,300,000       MA H&EFA (Hebrew College) (4)          2.800 (5)   07/01/2031     10/20/2024 (C)          17,128,730
          820,000       MA H&EFA (New England Medical
                        Center) (1)                            5.375       07/01/2024     07/01/2008 (A)             820,869
          180,000       MA H&EFA (Schepens Eye Research
                        Institute)                             6.500       07/01/2028     09/28/2020 (C)             172,721
        1,255,000       MA H&EFA (Valley Regional Health
                        System)                                5.750       07/01/2018     07/01/2008 (A)           1,257,071
        3,815,000       MA HFA (Rental Mtg.)                   5.250       01/01/2046     03/08/2039 (C)           3,506,443
        3,005,000       MA HFA (Rental Mtg.)                   5.600       01/01/2045     07/01/2012 (A)           3,055,514
       20,060,000       MA HFA (Rental Mtg.) (1)               6.150       07/01/2032     07/01/2009 (A)          20,218,474
            5,000       MA HFA, Series 22 (1)                  6.100       06/01/2016     12/01/2008 (A)               5,005
          235,000       MA HFA, Series A (1)                   5.050       06/01/2010     12/01/2008 (A)             237,594
          375,000       MA HFA, Series A (1)                   5.150       12/01/2011     12/01/2008 (A)             379,031
           35,000       MA HFA, Series A                       5.500       07/01/2040     02/24/2035 (C)              33,925
        1,200,000       MA HFA, Series A (1)                   5.550       07/01/2032     10/16/2027 (C)           1,200,084
        2,000,000       MA HFA, Series A                       6.000       07/01/2041     01/01/2011 (A)           2,033,120
           50,000       MA HFA, Series E (1)                   6.050       07/01/2020     07/01/2009 (A)              50,773
        4,225,000       MA HFA, Series H                       6.650       07/01/2041     07/01/2010 (A)           4,335,399
          595,000       MA Industrial Finance Agency
                        (Arbors at Taunton)                    5.300       06/20/2019     06/20/2011 (A)             598,737
          265,000       MA Industrial Finance Agency
                        (Avon Associates) (1)                  5.375       04/01/2020     10/01/2008 (A)             266,518
        5,000,000       MA Industrial Finance Agency
                        (Central Massachusetts Long Term
                        Care)                                  6.650       08/01/2038     02/01/2009 (A)           5,255,600
        1,000,000       MA Industrial Finance Agency
                        (Heights Crossing)                     6.150       02/01/2035     08/01/2008 (A)           1,000,140
        1,325,000       MA Industrial Finance Agency
                        (Massachusetts American Water
                        Company)                               6.250       12/01/2010     12/01/2008 (A)           1,326,550
          930,000       MA Industrial Finance Agency
                        (Massachusetts American Water
                        Company)                               6.750       12/01/2025     12/01/2008 (A)             931,553
        2,130,000       MA Industrial Finance Agency
                        (Massachusetts American Water
                        Company)                               6.900       12/01/2029     12/01/2008 (A)           2,133,813
        1,600,000       MA Industrial Finance Agency
                        (TNG Draper Place)                     6.450       08/20/2039     08/20/2008 (A)           1,682,560
        1,175,000       MA Port Authority (1)                  5.100       07/01/2010     07/01/2008 (A)           1,182,203
       16,500,000       MA Port Authority (Delta Air
                        Lines) (1)                             5.500       01/01/2022     01/01/2022              14,584,350
        1,000,000       MA Port Authority (Delta Air
                        Lines) (1)                             5.500       01/01/2019     01/01/2019                 916,890
           25,000       MA Port Authority (US Airways) (1)     5.500       09/01/2009     09/01/2009                  24,973

                  30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                          EFFECTIVE
   AMOUNT                                                     COUPON     MATURITY     MATURITY*           VALUE
------------                                                  ------    ----------   ----------       -------------
MASSACHUSETTS CONTINUED
$    225,000    MA Port Authority (US Airways) (1)             5.750%   09/01/2016   10/12/2014 (C)   $     223,535
     435,000    MA Port Authority (US Airways) (1)             6.000    09/01/2021   10/13/2019 (C)         431,059
   1,095,000    MA Turnpike Authority, Series A (1)            5.125    01/01/2023   01/01/2009 (A)       1,100,804
   1,065,000    MA Turnpike Authority, Series A (1)            5.550    01/01/2017   01/01/2009 (A)       1,073,850
                                                                                                      -------------
                                                                                                        115,896,576
                                                                                                      -------------
MICHIGAN--1.2%
      25,000    Detroit, MI GO (1)                             5.000    04/01/2018   04/01/2009 (A)          25,269
     225,000    Detroit, MI Local Devel. Finance
                Authority (Chrysler Corp.)                     5.375    05/01/2018   08/27/2014 (C)         204,887
      30,000    Farmington Hills, MI EDC (Botsford
                General Hospital) (1)                          5.700    02/15/2015   08/15/2008 (A)          30,071
     155,000    Flint, MI Hospital Building Authority
                (Hurley Medical Center)                        5.375    07/01/2020   01/23/2019 (C)         141,830
      25,000    Kalamazoo, MI (Downtown Devel.) (1)            6.000    04/01/2013   10/01/2008 (A)          25,231
      20,000    MI Higher Education Student Loan
                Authority (1)                                  5.400    06/01/2018   06/01/2010 (A)          20,035
     250,000    MI Hospital Finance Authority (Detroit
                Medical Center Obligated Group)                5.250    08/15/2028   07/25/2027 (C)         215,298
      50,000    MI Hospital Finance Authority (Holland
                Community Hospital) (1)                        5.625    01/01/2028   01/01/2009 (A)          50,023
      20,000    MI Hospital Finance Authority (St. John
                Hospital) (1)                                  5.750    05/15/2016   11/15/2008 (A)          20,115
     680,000    MI Hsg. Devel. Authority (Rental Hsg.)(1)      6.100    10/01/2033   04/01/2009 (A)         682,346
      75,000    MI Hsg. Devel. Authority, Series A (1)         5.300    10/01/2037   04/10/2034 (C)          71,258
   1,015,000    MI Job Devel. Authority Pollution
                Control (General Motors Corp.)                 5.550    04/01/2009   04/01/2009             998,659
      25,000    MI Municipal Bond Authority (1)                7.100    11/01/2014   11/01/2008 (A)          25,089
   1,035,000    MI Public Educational Facilities
                Authority (Old Redford Academy)                5.000    12/01/2013   01/05/2012 (C)       1,017,395
   4,000,000    MI Strategic Fund (Clark Retirement
                Community/Clark Retirement Community
                Foundation Obligated Group)                    5.300    06/01/2024   01/24/2022 (C)       3,797,720
   1,000,000    MI Strategic Fund Limited Obligation
                (Clark Retirement Community/Clark
                Retirement Community Foundation
                Obligated Group)                               5.650    09/01/2029   09/01/2011 (A)       1,007,110
   1,605,000    MI Strategic Fund Limited Obligation
                (Detroit Edison Company)                       5.650    09/01/2029   09/01/2011 (A)       1,616,412
     520,000    MI Strategic Fund Limited Obligation
                (Ford Motor Company), Series A                 6.550    10/01/2022   10/01/2022             428,293
   1,425,000    MI Strategic Fund Solid Waste (S.D.
                Warren & Company)                              7.375    01/15/2022   07/15/2008 (A)       1,434,690

                  31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                          EFFECTIVE
   AMOUNT                                                     COUPON     MATURITY     MATURITY*           VALUE
------------                                                  ------    ----------   ----------       ------------
MICHIGAN CONTINUED
$ 10,000,000    MI Tobacco Settlement Finance Authority        5.125%   06/01/2022   07/12/2013 (C)   $  9,190,500
     750,000    Mount Clemens, MI Hsg. Corp. (FHA
                Section 8), Series A                           6.600    06/01/2022   12/01/2008 (A)        782,408
      55,000    Wayne, MI Charter County Airport
                (Detroit Metropolitan Wayne County) (1)        5.000    12/01/2019   12/01/2019             53,296
      20,000    Wayne, MI Charter County Airport
                (Detroit Metropolitan Wayne County) (1)        5.250    12/01/2014   12/01/2008 (A)         20,187
      25,000    Wayne, MI Charter County Airport
                (Detroit Metropolitan Wayne County) (1)        5.250    12/01/2018   12/01/2018             24,967
      10,000    Wayne, MI Charter County Airport
                (Detroit Metropolitan Wayne County) (1)        5.375    12/01/2015   12/01/2008 (A)         10,099
      25,000    Wexford County, MI Water Supply System         5.850    11/01/2012   11/01/2008 (A)         25,794
                                                                                                      ------------
                                                                                                        21,918,982
                                                                                                      ------------
MINNESOTA--0.1%
     735,000    Mahtomedi, MN Multifamily (Briarcliff)         7.350    06/01/2036   12/01/2008 (A)        735,448
      45,000    Minneapolis, MN Multifamily Hsg.
                (Riverside Plaza)                              5.100    12/20/2018   12/20/2008 (A)         45,016
     800,000    MN Agricultural & Economic Devel. Board        7.250    08/01/2020   08/01/2008 (A)        816,656
     275,000    MN HFA (Single Family Mtg.)                    5.600    07/01/2013   07/01/2008 (A)        278,171
                                                                                                      ------------
                                                                                                         1,875,291
                                                                                                      ------------
MISSISSIPPI--0.7%
   3,000,000    Adams County, MS Environmental
                Improvement (International Paper Company)      6.250    09/01/2023   09/01/2023          2,980,830
      50,000    Biloxi, MS GO                                  5.900    10/01/2019   10/01/2009 (A)         52,259
     285,000    Biloxi, MS Hsg. Authority (Beauvoir
                Apartments)                                    6.250    09/01/2031   02/03/2027 (C)        268,550
      60,000    Gulfport, MS Hospital Facility
                (Memorial Hospital at Gulfport) (1)            6.125    07/01/2015   07/01/2008 (A)         60,092
     300,000    Jackson County, MS Port Improvement (1)        5.250    05/01/2012   11/01/2008 (A)        300,048
     290,000    Jackson County, MS Port Improvement (1)        5.250    05/01/2013   05/01/2009 (A)        290,020
     100,000    MS Business Finance Corp. (Bomaine Corp.)      5.750    05/01/2015   05/01/2009 (A)        100,157
     200,000    MS Devel. Bank Special Obligation (1)          5.500    07/01/2031   07/01/2011 (A)        200,822
      25,000    MS GO (Mississippi Small Enterprise) (1)       5.850    07/01/2014   07/01/2008 (A)         25,018
   2,750,000    MS Higher Education Assistance Corp.,
                Series C                                       6.750    09/01/2014   09/01/2008 (A)      2,754,318

                  32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                          EFFECTIVE
   AMOUNT                                                     COUPON     MATURITY     MATURITY*           VALUE
------------                                                  ------    ----------   ----------       ------------
MISSISSIPPI CONTINUED
$    195,000    MS Higher Education Assistance Corp.,
                Series C                                       7.500%   09/01/2009   09/01/2008 (A)   $    195,562
     445,000    MS Home Corp. (Single Family Mtg.)             5.300    12/01/2023   04/01/2013 (A)        454,986
   3,735,000    MS Home Corp. (Single Family Mtg.)             6.350    06/01/2030   03/05/2009 (B)      3,767,009
     410,000    MS Home Corp. (Single Family Mtg.)             6.700    12/01/2029   12/01/2012 (A)        419,471
     140,000    MS Home Corp. (Valley State Student Hsg.)      5.200    12/01/2023   01/08/2022 (C)         47,795
     105,000    MS Home Corp. (Valley State Student Hsg.)      5.300    12/01/2028   01/08/2027 (C)         35,753
      20,000    MS Home Corp., Series A                        6.300    06/01/2031   06/01/2014 (A)         20,727
      50,000    MS Small Business Enterprise (1)               5.700    12/01/2013   12/01/2008 (A)         50,050
      20,000    Tupelo, MS GO                                  5.900    08/01/2013   08/01/2008 (A)         20,055
   1,075,000    Warren County, MS Environmental
                Improvement (International Paper Company)      6.250    09/01/2023   09/01/2023          1,068,131
                                                                                                      ------------
                                                                                                        13,111,653
                                                                                                      ------------
MISSOURI--1.5%
      20,000    Bates County, MO Hospital (Bates County
                Memorial Hospital)                             5.700    03/01/2026   04/09/2024 (C)         19,047
     175,000    Belton, MO Tax Increment (Belton Town
                Center)                                        5.000    03/01/2014   09/06/2013 (C)        173,584
     125,000    Belton, MO Tax Increment (Belton Town
                Center)                                        5.125    03/01/2015   03/01/2015            123,983
     100,000    Belton, MO Tax Increment (Belton Town
                Center)                                        5.250    03/01/2016   03/01/2016             99,153
   1,275,000    Branson, MO IDA (Branson Hills Redevel.)       6.250    05/01/2013   05/05/2011 (C)      1,319,651
   4,095,000    Hanley/Eager Road, MO Transportation
                Devel. District                                6.750    12/01/2028   12/01/2010 (D)      4,098,112
   1,170,000    Kansas City, MO Special Facilities (MCI
                Overhaul Base) (1)                             5.625    09/01/2017   09/01/2015 (A)      1,205,346
   1,200,000    Kansas City, MO Tax Increment
                (Briarcliff West)                              5.150    06/01/2016   08/01/2013 (B)      1,151,772
     150,000    Lake of the Ozarks, MO Community Bridge
                Corp.                                          5.250    12/01/2026   03/24/2024 (C)        130,242
      20,000    Lees Summit, MO Tax (Summitwoods
                Crossing)                                      6.250    05/01/2017   11/01/2008 (A)         20,006
   1,095,000    Maplewood, MO Tax (Maplewood South
                Redevel.)                                      5.200    11/01/2022   09/01/2012 (B)        989,289
      10,000    MO Environmental Improvement & Energy
                Resources Authority                            5.100    01/01/2011   07/01/2008 (A)         10,060
      35,000    MO Environmental Improvement & Energy
                Resources Authority                            5.125    01/01/2019   07/01/2008 (A)         35,305
     205,000    MO Environmental Improvement & Energy
                Resources Authority (Missouri-American
                Water Company)                                 5.900    03/01/2030   03/01/2009 (A)        205,588
     320,000    MO Environmental Improvement & Energy
                Resources Authority (St. Joseph Light &
                Power) (1)                                     5.850    02/01/2013   08/01/2008 (A)        320,838

                  33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                          EFFECTIVE
   AMOUNT                                                     COUPON     MATURITY     MATURITY*           VALUE
------------                                                  ------    ----------   ----------       ------------
MISSOURI CONTINUED
$     25,000    MO Environmental Improvement & Energy
                Resources Authority (Tri County Water
                Authority) (1)                                 5.750%   04/01/2019   04/01/2009 (A)   $     25,107
     110,000    MO H&EFA (FHS)                                 5.500    02/15/2024   08/15/2008 (A)        110,350
      25,000    MO H&EFA (St. Lukes-Shawnee Mission
                Health System) (1)                             5.375    11/15/2021   11/15/2008 (A)         25,124
      35,000    MO HDC (Single Family Hsg.)                    6.100    09/01/2024   09/01/2009 (A)         35,869
     725,000    MO HDC (Single Family Hsg.)                    6.450    09/01/2029   09/01/2008 (A)        746,750
   5,460,000    MO HDC (Single Family Mtg.)                    6.050    03/01/2037   09/01/2015 (A)      5,607,420
      10,000    MO HDC (Single Family Mtg.)                    6.200    09/01/2025   11/20/2009 (B)         10,351
   5,445,000    MO HDC (Single Family Mtg.)                    6.230    03/01/2032   10/15/2009 (B)      5,622,071
      40,000    MO HDC (Single Family Mtg.)                    7.250    09/01/2026   09/01/2008 (B)         40,712
      20,000    MO HDC (Single Family-Homeownership Loan)      5.550    09/01/2018   03/01/2011 (A)         20,217
      70,000    MO HDC (Single Family-Homeownership Loan)      6.125    03/01/2028   07/01/2008 (A)         70,907
      40,000    MO HDC (Truman Farm Villas)                    5.750    10/01/2011   10/01/2008 (A)         40,132
      20,000    MO Higher Education Student Loan
                Authority                                      5.650    02/15/2010   08/15/2008 (A)         20,033
     200,000    Raymore, MO Tax Increment                      5.000    03/01/2012   03/01/2012            198,172
     300,000    Raymore, MO Tax Increment                      5.000    03/01/2013   03/01/2013            295,266
     275,000    Raymore, MO Tax Increment                      5.125    03/01/2014   03/01/2014            270,540
     230,000    Raymore, MO Tax Increment                      5.125    03/01/2015   03/01/2015            224,344
   2,215,000    Richmond Heights, MO Tax Increment &
                Transportation Sales Tax                       5.200    11/01/2021   07/21/2015 (C)      1,990,333
      35,000    Sikeston, MO Electric (1)                      5.000    06/01/2022   12/01/2008 (A)         35,025
   1,935,000    Springfield, MO Land Clearance Devel.
                Authority (University Plaza Redevel. Corp.)    6.600    10/01/2011   05/01/2010 (C)      1,934,690
     500,000    St. Joseph, MO IDA (Shoppes at North
                Village)                                       5.100    11/01/2019   06/06/2018 (C)        463,680
      10,000    St. Louis County, MO IDA (South Summit
                Apartments)                                    6.050    04/20/2027   10/20/2008 (A)         10,240
      35,000    St. Louis, MO Land Clearance Redevel.
                Authority (Kiel Site Lease) (1)                5.300    07/01/2016   07/01/2009 (A)         35,069
      10,000    St. Louis, MO Land Clearance Redevel.
                Authority (West End Apartments)                6.000    04/01/2024   08/01/2008 (A)         10,127
     675,000    Strother, MO Interchange Transportation
                Devel. District (Lees Summit)                  5.000    05/01/2024   02/03/2012 (B)        583,855
      10,000    University City, MO IDA (Canterbury
                Gardens) (1)                                   5.900    12/20/2020   12/20/2008 (A)         10,218
                                                                                                      ------------
                                                                                                        28,338,578
                                                                                                      ------------
MONTANA--0.2%
      35,000    Crow, MT Finance Authority (Tribal) (1)        5.650    10/01/2017   10/01/2008 (A)         35,649

                  34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                          EFFECTIVE
   AMOUNT                                                     COUPON     MATURITY     MATURITY*           VALUE
------------                                                  ------    ----------   ----------       ------------
MONTANA CONTINUED
$    215,000    Crow, MT Finance Authority (Tribal) (1)        5.700%   10/01/2027   10/01/2009 (A)   $    217,950
      25,000    MT Board of Hsg. (Single Family Mtg.) (1)      5.450    06/01/2027   06/01/2010 (A)         25,029
   1,170,000    MT Board of Hsg. (Single Family Mtg.) (1)      5.600    12/01/2023   12/01/2010 (A)      1,172,761
      10,000    MT Board of Hsg. (Single Family Mtg.) (1)      5.750    06/01/2030   06/01/2009 (A)         10,114
   2,330,000    MT Higher Education Student Assistance Corp.   6.400    12/01/2032   12/01/2009 (A)      2,349,525
                                                                                                      ------------
                                                                                                         3,811,028
                                                                                                      ------------
MULTI STATES--1.5%
  10,000,000    Centerline Equity Issuer Trust                 6.000    04/30/2015   04/30/2015         10,465,600
   6,000,000    Munimae TE Bond Subsidiary                     5.125    11/29/2049   09/30/2015 (D)      5,860,920
   8,000,000    Munimae TE Bond Subsidiary                     5.300    11/29/2049   09/30/2015 (D)      7,874,240
   3,000,000    Munimae TE Bond Subsidiary                     5.500    11/29/2049   09/30/2015 (D)      2,970,750
                                                                                                      ------------
                                                                                                        27,171,510
                                                                                                      ------------
NEBRASKA--0.3%
      50,000    Dawson County, NE Sanitation &
                Improvement District (IBP)                     5.250    02/01/2009     02/01/2009           50,028
      35,000    Dawson County, NE Sanitation &
                Improvement District (IBP)                     5.550    02/01/2017   08/26/2015 (C)         33,905
      10,000    NE Investment Finance Authority
                (Kearney Plaza)                                7.500    12/01/2023   01/01/2009 (A)         10,212
       5,000    NE Investment Finance Authority
                (Multifamily Hsg.)                             6.000    12/01/2015   12/01/2008 (A)          5,001
      30,000    NE Investment Finance Authority
                (Multifamily Hsg.)                             6.200    06/01/2028   12/01/2008 (A)         30,010
      25,000    NE Investment Finance Authority (Single
                Family Hsg.)                                   5.350    09/01/2032   03/01/2012 (A)         25,572
     110,000    NE Investment Finance Authority (Single
                Family Hsg.)                                   5.650    03/01/2028   03/01/2009 (A)        110,112
      75,000    NE Investment Finance Authority (Single
                Family Hsg.)                                   6.300    09/01/2020   03/01/2010 (A)         76,018
     490,000    NE Student Loan (Nebhelp)                      6.000    06/01/2028   09/10/2008 (A)        496,880
   4,600,000    NE Student Loan (Nebhelp)                      6.400    06/01/2013   12/01/2010 (C)      4,723,510
     105,000    Sarpy County, NE Sanitation &
                Improvement Districts No. 179 (Eagle Crest)    5.700    10/01/2021   10/01/2008 (A)        105,061
      55,000    Scotts Bluff County, NE Hospital
                Authority (Regional West Medical Center)       6.375    12/15/2008   12/15/2008             55,155
                                                                                                      ------------
                                                                                                         5,721,464
                                                                                                      ------------
NEVADA--1.1%
      75,000    Clark County, NV Improvement District
                (Hiko Springs)                                 5.400    12/15/2015   12/15/2008 (A)         75,984
     400,000    Clark County, NV Industrial Devel.
                (Southwest Gas Corp.)                          5.450    03/01/2038   03/01/2013 (A)        399,560

                  35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                          EFFECTIVE
   AMOUNT                                                     COUPON     MATURITY     MATURITY*           VALUE
------------                                                  ------    ----------   ----------       ------------
NEVADA CONTINUED
$  4,000,000    Clark County, NV Passenger Facility
                (Las Vegas McCarran International) (1)         5.500%   07/01/2015   07/01/2008 (A)   $  4,043,800
   5,200,000    Director of the State of NV Dept. of
                Business & Industry (Las Vegas
                Monorail) (1)                                  5.625    01/01/2032   01/26/2031 (C)      3,728,868
   2,500,000    Director of the State of NV Dept. of
                Business & Industry (Las Vegas
                Monorail) (1)                                  5.625    01/01/2034   07/15/2033 (C)      1,755,025
   8,555,000    Las Vegas, NV Paiute Tribe, Series A           6.125    11/01/2012   05/30/2010 (C)      8,816,184
     200,000    Las Vegas, NV Paiute Tribe, Series A           6.625    11/01/2017   11/01/2012 (A)        207,568
     250,000    Las Vegas, NV Special Improvement
                District (Sumerlin Village)                    5.500    06/01/2015   06/01/2015            244,165
     130,000    NV Hsg. Division (Campaige Place)              5.450    10/01/2018   10/01/2008 (A)        130,098
      45,000    NV Hsg. Division (Multi-Unit Hsg.)             5.550    10/01/2028   07/28/2024 (C)         45,002
     290,000    NV Hsg. Division (Multi-Unit Hsg.)             5.900    10/01/2016   04/01/2010 (A)        293,410
       5,000    NV Hsg. Division (Single Family Mtg.)          5.300    04/01/2028   04/01/2009 (A)          5,044
      15,000    NV Hsg. Division (Single Family Mtg.) (1)      5.650    04/01/2022   11/01/2008 (B)         15,025
      10,000    NV Hsg. Division (Single Family Mtg.),
                Series B (1)                                   5.650    10/01/2021   10/01/2010 (A)         10,050
      60,000    Washoe County, NV (Reno/Sparks
                Convention) (1)                                5.600    07/01/2010   12/01/2008 (A)         60,145
      50,000    Washoe County, NV GO (1)                       5.250    06/01/2011   12/01/2008 (A)         50,100
      15,000    Washoe, NV HFC (Washoe Mills Apartments)       6.125    07/01/2022   12/01/2008 (A)         15,015
                                                                                                      ------------
                                                                                                        19,895,043
                                                                                                      ------------
NEW HAMPSHIRE--2.8%
      15,000    Manchester, NH Hsg. & Redevel.
                Authority, Series A                            6.000    01/01/2011   01/01/2011             15,203
   2,000,000    Manchester, NH Hsg. & Redevel.
                Authority, Series A                            6.750    01/01/2014   01/01/2010 (A)      2,047,180
     285,000    NH Business Finance Authority
                (Pennichuck Water Works) (1)                   6.300    05/01/2022   11/01/2008 (A)        287,129
  10,000,000    NH Business Finance Authority (Public
                Service Company of New Hampshire)              6.000    05/01/2021   11/01/2008 (A)     10,216,200
  31,600,000    NH Business Finance Authority (Public
                Service Company of New Hampshire) (1)          6.000    05/01/2021   11/01/2008 (A)     32,277,188
     200,000    NH Business Finance Authority (Public
                Service Company of New Hampshire)              6.000    05/01/2021   05/01/2021            195,870
     210,000    NH HE&HFA (Dartmouth College)                  5.450    06/01/2025   12/01/2008 (A)        210,258
     130,000    NH HE&HFA (Dartmouth College)                  5.550    06/01/2023   06/01/2010 (A)        130,824
     125,000    NH HE&HFA (Franklin Pierce College)            5.250    10/01/2018   11/08/2016 (C)        115,139
     150,000    NH HE&HFA (New Hampton School)                 5.250    10/01/2018   09/03/2014 (C)        147,596

                  36 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                          EFFECTIVE
   AMOUNT                                                     COUPON     MATURITY     MATURITY*           VALUE
------------                                                  ------    ----------   ----------       ------------
NEW HAMPSHIRE CONTINUED
$      5,000    NH HFA                                         6.125%   01/01/2018   07/01/2008 (A)   $      5,108
      60,000    NH HFA (Prescott Hills Apartments)             6.150    07/01/2040   01/01/2010 (A)         60,406
     190,000    NH HFA (Single Family Mtg.)                    5.200    01/01/2024   07/01/2013 (A)        191,898
      10,000    NH HFA (Single Family Mtg.)                    5.450    07/01/2021   01/01/2012 (A)         10,076
      70,000    NH HFA (Single Family Mtg.)                    5.850    07/01/2017   07/01/2009 (A)         71,721
   5,120,000    NH HFA (Single Family Mtg.)                    5.875    07/01/2021   03/01/2010 (B)      5,225,984
      60,000    NH HFA (Single Family Mtg.)                    6.150    07/01/2029   12/01/2011 (A)         61,231
     770,000    NH HFA (Single Family Mtg.)                    6.300    07/01/2031   01/01/2012 (A)        791,383
   1,000,000    NH IDA (Connecticut Light & Power Company)     5.900    11/01/2016   11/01/2008 (A)      1,012,660
      35,000    NH IDA (Connecticut Light & Power Company)     5.900    08/01/2018   10/01/2012 (A)         35,357
                                                                                                      ------------
                                                                                                        53,108,411
                                                                                                      ------------
NEW JERSEY--3.4%
  14,000,000    NJ EDA (Cigarette Tax)                         5.625    06/15/2019     06/15/2019       13,914,880
   3,500,000    NJ EDA (Continental Airlines)                  6.625    09/15/2012     09/15/2012        3,247,405
   4,450,000    NJ EDA (Trigen-Trenton District Energy
                Company)                                       6.200    12/01/2010   12/01/2008 (A)      4,456,809
   5,670,000    NJ Health Care Facilities Financing
                Authority (Deborah Heart & Lung Center)        6.200    07/01/2013   07/01/2008 (A)      5,676,294
   5,000,000    NJ Health Care Facilities Financing
                Authority (Deborah Heart & Lung Center)        6.300    07/01/2023   07/01/2008 (A)      5,026,850
  13,381,000    NJ Health Care Facilities Financing
                Authority (Holy Name Hospital) (1)             5.250    07/01/2020   07/01/2009 (A)     13,424,354
     545,000    NJ Health Care Facilities Financing
                Authority (Raritan Bay Medical Center)         7.250    07/01/2014   07/01/2008 (A)        545,087
   2,560,000    NJ Higher Education Student Assistance
                Authority (Student Loan) (1)                   6.000    06/01/2015   06/01/2010 (A)      2,604,979
   5,540,000    NJ Tobacco Settlement Financing Corp.          4.500    06/01/2023   02/03/2013 (B)      5,001,789
     155,000    NJ Tobacco Settlement Financing Corp. (TASC)   6.000    06/01/2037   06/01/2012 (A)        170,024
   8,695,000    Union County, NJ Utilities Authority
                (Ogden Martin Systems of Union) (1)            5.375    06/01/2013   06/01/2009 (A)      8,785,950
                                                                                                      ------------
                                                                                                        62,854,421
                                                                                                      ------------
NEW MEXICO--1.7%
   3,500,000    Bernalillo County, NM Multifamily Hsg.
                (Mountain View)                                7.500    09/20/2033   09/20/2008 (A)      3,680,775
      30,000    Farmington, NM Hospital (San Juan
                Medical Center/Interface, Inc.
                Obligated Group)                               5.000    06/01/2016   12/01/2008 (A)         30,050
   3,045,000    Farmington, NM Pollution Control (Public
                Service Company of New Mexico) (1)             5.700    12/01/2016   12/01/2008 (A)      3,082,728

                  37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                          EFFECTIVE
   AMOUNT                                                     COUPON     MATURITY     MATURITY*           VALUE
------------                                                  ------    ----------   ----------       ------------
NEW MEXICO CONTINUED
$    300,000    Farmington, NM Pollution Control
                (Public Service Company of New Mexico)         5.800%   04/01/2022   04/01/2022       $    294,816
   2,000,000    Farmington, NM Pollution Control
                (Public Service Company of New Mexico)         6.300    12/01/2016   12/01/2016          1,984,060
   4,150,000    Farmington, NM Pollution Control
                (Public Service Company of New Mexico)         6.300    12/01/2016   12/01/2016          4,116,925
   4,235,000    Farmington, NM Pollution Control
                (Public Service Company of New Mexico)         6.375    04/01/2022   04/01/2022          4,236,482
  12,000,000    Farmington, NM Pollution Control
                (Tucson Electric Power Company)                6.950    10/01/2020   10/01/2009 (A)     12,079,440
     190,000    Hobbs, NM Health Facilities
                (Evangelical Lutheran Good Samaritan
                Society) (1)                                   5.500    05/01/2026   04/08/2022 (C)        190,002
      20,000    Jemez Mountain, NM Public School
                District No. 53                                5.700    11/01/2009   11/01/2008 (A)         20,042
      25,000    NM Educational Assistance Foundation           6.650    11/01/2025   11/01/2008 (A)         25,657
      20,000    NM Mtg. Finance Authority (Bluffs at
                Tierra Contenta)                               5.200    01/01/2019   01/01/2009 (A)         20,016
      15,000    NM Mtg. Finance Authority (Rio Volcan
                Apartments)                                    5.650    07/01/2018   07/01/2009 (A)         15,078
      30,000    NM Mtg. Finance Authority (Single
                Family Mtg.)                                   5.000    09/01/2022   03/01/2012 (A)         30,223
      15,000    NM Mtg. Finance Authority (Single
                Family Mtg.)                                   5.350    07/01/2023   07/01/2010 (A)         15,144
   1,255,000    NM Mtg. Finance Authority (Single
                Family Mtg.)                                   5.850    01/01/2037   12/01/2011 (B)      1,267,362
       5,000    NM Mtg. Finance Authority (Single
                Family Mtg.)                                   5.875    09/01/2021   03/01/2010 (A)          5,059
       5,000    NM Mtg. Finance Authority (Single
                Family Mtg.)                                   6.000    01/01/2029   01/01/2010 (A)          5,088
     225,000    NM Regional Hsg. Authority (Washington
                Place Apartments)                              5.500    08/15/2020   10/30/2017 (C)        212,335
      15,000    Santa Fe, NM Single Family Mtg. (FNMA &
                GNMA Mtg. Backed Securities), Series A         6.300    11/01/2028   11/01/2008 (A)         15,006
     125,000    Villa Hermosa, NM Affordable Hsg. Corp.
                (Villa Hermosa Apartments)                     5.900    05/20/2027   05/20/2011 (A)        126,576
                                                                                                      ------------
                                                                                                        31,452,864
                                                                                                      ------------
NEW YORK--0.6%
  10,000,000    NY Tobacco Settlement Financing Corp.,
                Series B (6)                                   5.500    06/01/2017   06/01/2011 (A)     10,364,450
NORTH CAROLINA--1.0%
   6,000,000    Charlotte, NC Douglas International
                Airport, Series B (1)                          6.000    07/01/2024   07/01/2009 (A)      6,097,980
   4,000,000    Charlotte, NC Douglas International
                Airport, Series B (1)                          6.000    07/01/2028   07/01/2009 (A)      4,061,040

                  38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                             EFFECTIVE
   AMOUNT                                                     COUPON       MATURITY     MATURITY*           VALUE
------------                                                  ------      ----------   ----------       ------------
NORTH CAROLINA CONTINUED
$    115,000    NC Eastern Municipal Power Agency              5.750%     01/01/2026   07/01/2012 (A)   $   116,574
     415,000    NC Eastern Municipal Power Agency,
                Series B                                       5.500      01/01/2017   07/01/2008 (A)       415,241
      75,000    NC Eastern Municipal Power Agency,
                Series B                                       5.500      01/01/2021   07/01/2008 (A)        75,135
     165,000    NC Eastern Municipal Power Agency,
                Series B                                       5.500      01/01/2021   07/01/2008 (A)       165,053
   1,215,000    NC Eastern Municipal Power Agency,
                Series B                                       5.500      01/01/2021   07/01/2008 (A)     1,215,389
      30,000    NC Eastern Municipal Power Agency,
                Series B                                       6.250      01/01/2023   07/01/2008 (A)        30,026
   3,225,000    NC HFA (1)                                     5.750      03/01/2017   03/01/2009 (A)     3,309,753
   2,130,000    NC HFA (1)                                     6.000      07/01/2016   07/01/2009 (A)     2,143,227
      15,000    NC HFA (Single Family) (1)                     5.350      09/01/2028   09/01/2008 (A)        15,305
     110,000    NC HFA (Single Family) (1)                     5.600      09/01/2019   09/01/2008 (A)       112,853
   1,455,000    NC HFA (Single Family) (1)                     6.250      03/01/2028   09/01/2008 (A)     1,515,266
                                                                                                        -----------
                                                                                                         19,272,842
                                                                                                        -----------
NORTH DAKOTA--0.4%
      60,000    Fargo, ND Health System (Meritcare
                Hospital/Meritcare Med Group Obligated
                Group) (1)                                     5.375      06/01/2027   06/01/2009 (A)        60,670
   7,510,000    Grand Forks, ND Health Care System
                (Altru Health System)                          5.600      08/15/2017   08/15/2008 (A)     7,639,623
     100,000    ND Board of Higher Education Student
                Services Facilities                            5.500      08/01/2023   08/01/2015 (A)       100,256
      10,000    ND HFA                                         5.150      01/01/2019   01/01/2011 (A)        10,169
      60,000    ND HFA (Home Mtg.)                             5.150      07/01/2014   07/01/2010 (A)        60,374
      15,000    ND HFA (Home Mtg.)                             5.750      07/01/2017   07/01/2009 (A)        15,126
      10,000    ND HFA (Home Mtg.)                             5.850      07/01/2028   07/01/2009 (A)        10,014
      65,000    ND HFA (Home Mtg.)                             5.950      07/01/2017   07/01/2009 (A)        66,598
      80,000    ND HFA, Series B                               5.300      07/01/2024   07/01/2012 (A)        81,234
      25,000    ND HFA, Series C                               5.650      07/01/2013   07/01/2010 (A)        25,555
      15,000    ND HFA, Series F                               5.550      01/01/2012   01/01/2010 (A)        15,295
     160,000    Oliver County, ND Pollution Control
                (Square Butte Electric Cooperative) (1)        5.300      01/01/2027   01/01/2011 (A)       161,885
      50,000    Oliver County, ND Solid Waste (Square
                Butte Electric Cooperative) (1)                5.450      01/01/2024   01/01/2024            49,948
      55,000    Williston, ND Health Facilities
                (Catholic Health Corp.) (1)                    5.500      11/15/2014   11/15/2008 (A)        55,122
                                                                                                        -----------
                                                                                                          8,351,869
                                                                                                        -----------
OHIO--6.0%
     100,000    Adams County, OH Valley Local School
                District (1)                                   5.250      12/01/2021   12/01/2008 (A)       100,153
      70,000    Akron, OH Economic Devel. (1)                  5.000      12/01/2018   12/01/2009 (A)        71,318
   5,000,000    Buckeye, OH Tobacco Settlement
                Financing Authority (TASC)                     0.000 (3)  06/01/2037   01/06/2023 (C)     3,148,050

                  39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                             EFFECTIVE
   AMOUNT                                                     COUPON       MATURITY     MATURITY*           VALUE
------------                                                  ------      ----------   ----------       ------------
OHIO CONTINUED
$ 58,745,000    Buckeye, OH Tobacco Settlement
                Financing Authority (TASC)                     5.125%     06/01/2024   11/01/2013 (B)   $ 53,293,464
   3,005,000    Buckeye, OH Tobacco Settlement
                Financing Authority (TASC)                     5.375      06/01/2024   11/01/2013 (B)      2,802,283
  12,625,000    Buckeye, OH Tobacco Settlement
                Financing Authority (TASC) ROLs (1)(1)         8.280 (9)  06/01/2024   03/22/2013 (B)     10,282,053
      70,000    Centerville, OH GO (1)                         5.625      12/01/2026   12/01/2008 (A)         70,490
     395,000    Cleveland, OH Airport (Continental
                Airlines)                                      5.500      12/01/2008   12/01/2008            389,735
      50,000    Columbus, OH Sewer Improvement Bonds           6.000      09/15/2010   09/15/2008 (A)         50,327
       5,000    Cuyahoga County, OH Hospital
                (University Hospitals of Cleveland)            9.000      06/01/2011   12/01/2008 (A)          5,534
   1,250,000    Cuyahoga County, OH Hospital Facilities
                (Canton)                                       7.500      01/01/2030   07/01/2010 (A)      1,325,575
     500,000    Cuyahoga County, OH Utility System (The
                Medical Center Company) (1)                    5.850      08/15/2010   08/15/2008 (A)        501,875
      50,000    Dayton, OH Special Facilities (EAFC/EWA
                Obligated Group) (1)                           5.625      02/01/2018   08/01/2008 (A)         51,067
     100,000    Franklin County, OH Mtg. (Gateway
                Apartment Homes)                               5.800      12/20/2028   12/20/2013 (A)        101,871
      20,000    Franklin County, OH Mtg. (Villas at St.
                Therese)                                       5.500      07/01/2021   01/24/2020 (C)         20,007
   1,880,000    Grove City, OH Tax Increment Financing         5.125      12/01/2016   06/12/2013 (C)      1,770,039
      25,000    Lake County, OH Sewer District Improvements    5.850      12/01/2016   12/01/2008 (A)         25,321
  12,320,000    Lorain County, OH Hospital (EMH
                Regional Medical Center) (4)                   5.500 (5)  11/01/2021   07/03/2008 (D)     12,320,000
     425,000    Lucas County, OH GO (1)                        6.500      12/01/2016   12/01/2008 (A)        430,563
     200,000    Lucas County, OH Hospital (Toledo
                Hospital/Flower Hospital Obligated
                Group) (1)                                     5.750      11/15/2011   11/15/2008 (A)        201,318
      20,000    Miamisburg, OH (Municipal Golf Course) (1)     5.100      12/01/2021   12/01/2008 (A)         20,029
      25,000    Montgomery County, OH Multifamily Hsg.
                (Creekside Villas)                             6.000      09/01/2031   09/01/2009 (A)         25,084
      30,000    Muskingum County, OH Hospital
                Facilities (FSCCHM)                            5.375      02/15/2012   08/15/2008 (A)         30,065
      45,000    OH Capital Corp. for Hsg. (The Conifers)       6.300      06/01/2028   12/01/2008 (A)         46,182
     460,000    OH Economic Devel. (Astro
                Instrumentation) (1)                           5.450      06/01/2022   06/01/2014 (A)        466,477
      10,000    OH Economic Devel. (Enterprise Bond
                Fund) (1)                                      6.500      12/01/2009   12/01/2008 (A)         10,019
     240,000    OH Environmental Facilities (Ford Motor
                Company)                                       5.950      09/01/2029   09/01/2029            172,918
      45,000    OH HFA                                         5.250      09/01/2030   08/23/2011 (C)         45,000
       5,000    OH HFA                                         5.750      09/01/2030   07/01/2009 (A)          5,055

                  40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                          EFFECTIVE
   AMOUNT                                                     COUPON     MATURITY     MATURITY*           VALUE
------------                                                  ------    ----------   ----------       -------------
OHIO CONTINUED
$  8,750,000    OH HFA (Residential Mtg.)                      5.625%   03/01/2032   04/17/2009 (B)   $   8,873,200
     890,000    OH HFA, Series D                               5.450    09/01/2031   05/16/2009 (B)         892,928
      60,000    OH Water Devel. Authority                      9.375    12/01/2010   12/01/2008 (A)          64,193
      10,000    Pleasant, OH Local School District (1)         5.100    12/01/2018   12/01/2008 (A)          10,014
   1,965,000    Port of Greater Cincinnati, OH Devel.
                Authority (Public Parking Infrastructure)      6.300    02/15/2024   02/15/2016 (A)       1,990,290
   1,950,000    Port of Greater Cincinnati, OH Devel.
                Authority (Public Parking Infrastructure)      6.400    02/15/2034   02/27/2030 (C)       1,943,721
     215,000    Scioto County, OH Marine Terminal
                Facility (Norfolk & Western Railway
                Company)                                       5.300    08/15/2013   11/19/2008 (A)         219,087
      35,000    Toledo, OH Multifamily Hsg. (Commodore
                Perry) (1)                                     5.450    12/01/2028   01/09/2027 (C)          34,343
      40,000    Toledo, OH Multifamily Hsg. (Hillcrest
                Apartments)                                    5.250    12/01/2018   12/01/2010 (A)          40,084
   7,120,000    Toledo-Lucas County, OH Port Authority
                (Bax Global)                                   6.250    11/01/2013   08/25/2011 (C)       6,978,953
   1,140,000    Tuscarawas County, OH (Union Hospital Assoc.)  6.375    10/01/2011   10/01/2008 (A)       1,142,063
   1,470,000    Tuscarawas County, OH (Union Hospital Assoc.)  6.500    10/01/2021   10/01/2008 (A)       1,471,382
      90,000    Wadsworth, OH Hsg. Devel. Corp. (Medina Hsg.)  6.200    03/01/2020   05/21/2017 (C)          85,722
                                                                                                      -------------
                                                                                                        111,527,852
                                                                                                      -------------
OKLAHOMA--0.3%
     660,000    Ardmore, OK Devel. Authority Tax               5.000    11/01/2010   12/12/2008 (C)         659,597
      85,000    Cherokee County, OK EDA (NSU Student Hsg.)     5.250    12/01/2034   06/03/2030 (C)          69,600
      65,000    Edmond, OK EDA Student Hsg. (Collegiate
                Hsg. Foundation)                               5.375    12/01/2019   04/10/2016 (C)          63,588
     115,000    OK HFA (Single Family Homeownership
                Loan Program)                                  5.300    09/01/2026   05/02/2009 (B)         114,196
      15,000    OK HFA (Single Family Homeownership
                Loan Program)                                  5.400    09/01/2022   07/21/2010 (B)          15,118
     105,000    OK HFA (Single Family Homeownership
                Loan Program)                                  5.500    09/01/2028   11/24/2011 (B)         105,164
      30,000    OK HFA (Single Family Homeownership
                Loan Program)                                  5.750    03/01/2029   09/01/2008 (B)          30,288
      85,000    OK HFA (Single Family Homeownership
                Loan Program)                                  5.850    09/01/2020   03/01/2011 (A)          86,003
      15,000    OK HFA (Single Family Homeownership
                Loan Program)                                  6.200    09/01/2028   03/01/2010 (A)          15,271
     385,000    OK HFA (Single Family Homeownership
                Loan Program)                                  6.400    09/01/2030   03/01/2010 (A)         389,697
     240,000    OK HFA (Single Family Homeownership
                Loan Program)                                  6.550    03/01/2029   08/01/2008 (B)         241,488
      30,000    OK HFA (Single Family Mtg.)                    5.250    03/01/2022   03/01/2012 (A)          30,637
      15,000    OK HFA (Single Family Mtg.)                    5.350    09/01/2020   09/01/2010 (A)          15,061

                  41 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                          EFFECTIVE
   AMOUNT                                                     COUPON     MATURITY     MATURITY*           VALUE
------------                                                  ------    ----------   ----------       ------------
OKLAHOMA CONTINUED
$     10,000    OK HFA (Single Family Mtg.)                    5.350%   09/01/2025   03/01/2013 (A)   $     10,102
      45,000    OK HFA (Single Family Mtg.)                    5.400    09/01/2029   11/11/2009 (B)         44,604
      10,000    OK Industries Authority
                (IBMC/ISOCHC/IRH Obligated Group) (1)          5.000    08/15/2014   08/15/2008 (A)         10,025
     105,000    Oklahoma County, OK HFA (Single Family Mtg.)   5.950    10/01/2035   02/01/2022 (A)        106,390
   1,235,000    Oklahoma County, OK HFA (Single Family Mtg.)   5.950    10/01/2035   02/01/2022 (A)      1,275,632
   2,420,000    Oklahoma County, OK HFA (Single Family Mtg.)   6.600    10/01/2035   02/01/2017 (A)      2,493,979
      10,000    Tulsa, OK Municipal Airport Trust
                (American Airlines)                            6.250    06/01/2020   06/01/2020              7,979
                                                                                                      ------------
                                                                                                         5,784,419
                                                                                                      ------------
OREGON--0.2%
      10,000    Brooks, OR Community Sewer District            7.000    06/01/2009   12/01/2008 (A)         10,200
      25,000    Newberg, OR Public Safety                      5.250    12/01/2012   12/01/2008 (A)         25,055
      75,000    Northern Wasco County, OR People's
                Utility District (Bonneville Power
                Administration) (1)                            5.200    12/01/2024   12/01/2008 (A)         75,086
      15,000    OR Bond Bank (Economic Devel. Dept.)           5.500    01/01/2013   01/01/2009 (A)         15,024
      45,000    OR Bond Bank (Economic Devel. Dept.)           6.000    01/01/2015   07/01/2008 (A)         45,132
      25,000    OR GO (1)                                      5.375    08/01/2028   02/21/2024 (C)         24,733
      40,000    OR GO (Elderly & Disabled Hsg.) (1)            5.450    08/01/2012   08/01/2008 (A)         40,058
      35,000    OR GO (Elderly & Disabled Hsg.) (1)            5.450    08/01/2013   08/01/2008 (A)         35,046
      20,000    OR GO (Elderly & Disabled Hsg.) (1)            5.550    08/01/2016   08/01/2008 (A)         20,008
      25,000    OR GO (Elderly & Disabled Hsg.) (1)            5.600    08/01/2019   08/01/2008 (A)         25,008
      30,000    OR GO (Elderly & Disabled Hsg.) (1)            5.700    08/01/2016   08/01/2008 (A)         30,015
      15,000    OR GO (Elderly & Disabled Hsg.) (1)            6.200    08/01/2020   08/01/2008 (A)         15,010
      60,000    OR GO (Elderly & Disabled Hsg.) (1)            6.300    08/01/2026   08/01/2008 (A)         60,040
     320,000    OR GO (Veterans Welfare) (1)                   6.000    04/01/2032   04/01/2010 (A)        324,154
      20,000    OR Health & Science University (1)             5.250    07/01/2015   07/01/2008 (A)         20,036
      50,000    OR Hsg. & Community Services Dept.
                (Multifamily)                                  5.700    07/01/2029   07/01/2009 (A)         50,092
      10,000    OR Hsg. & Community Services Dept.
                (Multifamily), Series A                        5.100    07/01/2021   04/14/2020 (C)          9,944
     210,000    OR Hsg. & Community Services Dept.
                (Multifamily), Series A                        5.950    07/01/2030   07/01/2010 (A)        210,823
      50,000    OR Hsg. & Community Services Dept.
                (Multifamily), Series A                        6.050    07/01/2042   07/01/2010 (A)         50,116
      65,000    OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series A                 5.800    07/01/2016   07/01/2008 (A)         66,404
      25,000    OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series A                 6.000    07/01/2011   07/01/2008 (A)         25,032
       5,000    OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series A                 6.200    07/01/2027   07/01/2009 (A)          5,040

                  42 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                          EFFECTIVE
   AMOUNT                                                     COUPON     MATURITY     MATURITY*           VALUE
------------                                                  ------    ----------   ----------       ------------
OREGON CONTINUED
$     10,000    OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series B                 5.200%   07/01/2009   07/01/2008 (A)   $     10,170
      25,000    OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series B                 5.450    07/01/2029   09/15/2008 (B)         25,485
      90,000    OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series B                 5.750    07/01/2025   10/13/2008 (B)         90,786
      10,000    OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series B                 6.200    07/01/2027   07/01/2008 (A)         10,006
       5,000    OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series C                 6.400    07/01/2026   07/01/2008 (A)          5,004
      20,000    OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series E                 6.000    07/01/2027   07/01/2008 (A)         20,447
      30,000    OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series F                 5.250    07/01/2022   12/15/2009 (B)         30,774
     210,000    OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series F                 5.650    07/01/2028   07/01/2009 (A)        212,272
      70,000    OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series H                 5.650    07/01/2028   07/01/2009 (A)         70,114
      45,000    OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series H                 6.000    07/01/2027   07/01/2008 (A)         45,017
      10,000    OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series M                 5.700    07/01/2011   07/01/2009 (A)         10,143
     120,000    OR Hsg. & Community Services Dept.,
                Series B                                       5.900    07/01/2019   07/01/2009 (A)        120,710
      25,000    Port of Portland, OR Airport (Portland
                International Airport) (1)                     5.500    07/01/2018   07/01/2010 (A)         25,186
      55,000    Port Umatilla, OR Water                        6.375    08/01/2009   08/01/2008 (A)         55,178
      60,000    Port Umatilla, OR Water                        6.450    08/01/2014   08/01/2008 (A)         60,193
   1,000,000    Western Generation, OR Agency
                Cogeneration (Wauna Cogeneration)              5.000    01/01/2016   03/24/2015 (C)        909,540
                                                                                                      ------------
                                                                                                         2,883,081
                                                                                                      ------------

PENNSYLVANIA--2.0%
   4,020,000    Carbon County, PA IDA (Panther Creek
                Partners)                                      6.650    05/01/2010   05/31/2009 (C)      4,089,707
       5,000    Lycoming County, PA Hospital Authority
                (Divine Providence Hospital)                   5.375    11/15/2010   11/15/2008 (A)          5,011
  12,300,000    PA EDFA (National Gypsum Company)              6.125    11/01/2027   11/01/2027         10,580,952
   8,120,000    PA EDFA (National Gypsum Company)              6.250    11/01/2027   11/01/2027          7,087,867
   3,200,000    PA EDFA (Northampton Generating)               6.400    01/01/2009   01/01/2009          3,190,656
   2,000,000    PA EDFA (Northampton Generating)               6.500    01/01/2013   12/24/2010 (C)      1,985,040
  10,000,000    PA HEFA (MCP/HUHS/AUS Obligated Group) (1)     5.875    11/15/2016   07/17/2014 (C)      9,999,300
     465,000    Philadelphia, PA Authority for
                Industrial Devel. (Cathedral Village)          4.750    04/01/2034   07/02/2024 (C)        453,566

                  43 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                             EFFECTIVE
   AMOUNT                                                     COUPON       MATURITY     MATURITY*           VALUE
------------                                                  ------      ----------   ----------       ------------
PENNSYLVANIA CONTINUED
$     25,000    Philadelphia, PA Authority for
                Industrial Devel. (Philadelphia
                Airport) (1)                                   5.000%     07/01/2015   07/01/2015       $     24,631
                                                                                                        ------------
                                                                                                          37,416,730
                                                                                                        ------------
RHODE ISLAND--3.3%
   3,500,000    Central Falls, RI Detention Facility           6.750      01/15/2013   05/17/2011 (C)      3,511,340
      25,000    Providence, RI Public Building
                Authority, Series B (1)                        5.500      12/15/2014   12/15/2008 (A)         25,305
     225,000    RI Clean Water Finance Agency (Triton
                Ocean) (1)                                     5.800      09/01/2022   09/01/2009 (A)        226,357
      80,000    RI Health & Educational Building Corp.
                (Johnson & Wales University)                   6.100      04/01/2026   10/01/2008 (A)         80,148
      50,000    RI Health & Educational Building Corp.
                (Lifespan) (1)                                 5.250      05/15/2026   05/15/2009 (A)         50,457
      25,000    RI Hsg. & Mtg. Finance Corp.
                (Homeownership Opportunity) (1)                5.200      04/01/2019   10/01/2009 (A)         25,054
      30,000    RI Hsg. & Mtg. Finance Corp.
                (Homeownership Opportunity) (1)                5.400      10/01/2026   10/01/2008 (A)         30,439
      25,000    RI Hsg. & Mtg. Finance Corp.
                (Rental Hsg.) (1)                              5.375      04/01/2024   01/31/2021 (C)         24,985
  18,835,000    RI Student Loan Authority                      6.000      12/01/2023   12/01/2010 (A)     18,993,779
     105,000    RI Student Loan Authority                      6.450      12/01/2015   12/01/2008 (A)        105,679
   1,370,000    RI Tobacco Settlement Financing Corp. (TASC)   6.250      06/01/2042   06/20/2026 (C)      1,298,212
 350,000,000    RI Tobacco Settlement Financing Corp. (TASC)   6.950 (2)  06/01/2052   04/09/2028 (C)     11,070,500
   3,145,000    RI Tobacco Settlement Financing Corp.
                (TASC), Series A                               6.000      06/01/2023   02/14/2015 (B)      3,064,488
  24,345,000    RI Tobacco Settlement Financing Corp.
                (TASC), Series A                               6.125      06/01/2032   09/25/2018 (C)     23,526,278
                                                                                                        ------------
                                                                                                          62,033,021
                                                                                                        ------------
SOUTH CAROLINA--2.5%
     215,000    Charleston County, SC Hospital
                Facilities (Medical Society Health) (1)        5.000      10/01/2022   10/01/2008 (A)        217,814
     530,000    Charleston County, SC Hospital
                Facilities (Medical Society Health) (1)        5.500      10/01/2019   10/01/2008 (A)        538,051
      40,000    Charleston County, SC Hospital
                Facilities (Medical Society Health) (1)        6.000      10/01/2009   10/01/2008 (A)         40,116
     110,000    Georgetown County, SC Environmental
                Improvement (International Paper Company)      5.700      10/01/2021   10/01/2021            104,258
      15,000    Horry County, SC Airport                       5.700      07/01/2027   07/01/2009 (A)         15,054
     840,000    Orangeburg County, SC Solid Waste
                (South Carolina Electric & Gas Company) (1)    5.700      11/01/2024   11/01/2024            839,916
     110,000    Piedmont, SC Municipal Power Agency            5.250      01/01/2021   01/01/2011 (A)        110,562

                  44 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL                                                                             EFFECTIVE
   AMOUNT                                                     COUPON       MATURITY     MATURITY*           VALUE
------------                                                  ------      ----------   ----------       ------------
SOUTH CAROLINA CONTINUED
$  1,190,000    Richland County, SC Educational
                Facilities (Benedict College) (1)              6.250%     07/01/2014   01/23/2013 (C)   $  1,185,597
   2,335,000    Richland County, SC Environmental
                Improvement (International Paper Company)      6.100      04/01/2023   04/01/2023          2,303,631
   1,630,000    SC Connector 2000 Assoc. Toll Road, Series B   4.673 (2)  01/01/2011   01/01/2011          1,283,364
   1,735,000    SC Connector 2000 Assoc. Toll Road, Series B   5.604 (2)  01/01/2021   01/01/2021            553,829
     720,000    SC Connector 2000 Assoc. Toll Road, Series B   5.702 (2)  01/01/2026   01/01/2026            161,770
     725,000    SC Educational Facilities Authority
                (Benedict College) (1)                         5.750      07/01/2017   07/01/2014 (A)        742,712
      25,000    SC GO (1)                                      5.250      06/01/2009   12/01/2008 (A)         25,070
      25,000    SC GO (1)                                      5.250      06/01/2010   12/01/2008 (A)         25,058
     435,000    SC Hsg. Finance & Devel. Authority             5.875      07/01/2009   07/01/2009            440,416
      20,000    SC Hsg. Finance & Devel. Authority (1)         5.950      07/01/2029   05/01/2009 (A)         20,059
      90,000    SC Hsg. Finance & Devel. Authority, Series A   5.400      07/01/2021   01/01/2011 (A)         90,396
      50,000    SC Hsg. Finance & Devel. Authority, Series A   6.200      07/01/2015   11/01/2008 (A)         50,317
      15,000    SC Hsg. Finance & Devel. Authority,
                Series A-1                                     6.200      07/01/2009   07/01/2008 (A)         15,038
      10,000    SC Hsg. Finance & Devel. Authority,
                Series A-2                                     5.300      07/01/2019   07/01/2009 (A)         10,021
       5,000    SC Hsg. Finance & Devel. Authority,
                Series A-2                                     6.750      07/01/2026   07/01/2008 (A)          5,004
      10,000    SC Ports Authority                             5.000      07/01/2017   07/01/2010 (A)         10,018
      25,000    SC Ports Authority                             5.000      07/01/2018   07/01/2018             24,981
     160,000    SC Ports Authority                             5.300      07/01/2026   07/01/2010 (A)        160,331
  20,000,000    SC Tobacco Settlement Management
                Authority                                      5.000      06/01/2018   08/01/2010 (B)     19,530,200
  13,605,000    SC Tobacco Settlement Management
                Authority, Series B                            6.000      05/15/2022   06/05/2010 (B)     14,355,860
   2,205,000    SC Tobacco Settlement Management
                Authority, Series B                            6.375      05/15/2030   04/28/2017 (C)      2,500,029
     130,000    SC Western Carolina Regional Sewer
                Authority                                      5.500      03/01/2010   09/01/2009 (A)        134,987
      80,000    Spartanburg County, SC Health Services (1)     5.300      04/15/2025   10/15/2008 (A)         80,072
      30,000    Spartanburg County, SC Health Services (1)     5.500      04/15/2015   10/15/2008 (A)         30,064
     340,000    Spartanburg County, SC Health Services,
                Series A (1)                                   5.500      04/15/2027   10/15/2008 (A)        344,250
      85,000    Spartanburg County, SC Health Services,
                Series A (1)                                   5.750      04/15/2017   10/15/2008 (A)         86,077
                                                                                                        ------------
                                                                                                          46,034,922
                                                                                                        ------------
SOUTH DAKOTA--1.8%
  15,930,000    SD Education Loans                             5.600    06/01/2020   06/01/2010 (A)     16,108,575

                  46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

      PRINCIPAL                                                                                       EFFECTIVE
       AMOUNT                                                                 COUPON     MATURITY      MATURITY*          VALUE
-----------------                                                             -------   ----------   --------------   -------------
SOUTH DAKOTA CONTINUED
       10,460,000   SD Educational Enhancement Funding Corp. Tobacco
 $                  Settlement                                                 6.500%   06/01/2032   09/12/2029 (C)   $  10,409,060
           45,000   SD H&EFA (Prairie Lakes Health Care System) (1)            5.650    04/01/2022   04/01/2010 (A)          45,183
        4,545,000   SD Hsg. Devel. Authority (Homeownership)                   5.375    05/01/2018   11/01/2009 (B)       4,555,181
           40,000   SD Hsg. Devel. Authority (Homeownership)                   5.375    05/01/2018   05/01/2010 (A)          40,188
        1,695,000   SD Hsg. Devel. Authority (Homeownership) (1)               5.750    05/01/2031   11/01/2015 (A)       1,719,950
                                                                                                                      -------------
                                                                                                                         32,878,137
                                                                                                                      -------------
TENNESSEE--2.3%
           10,000   Blount County, TN Hospital, Series B                       5.125    07/01/2019   01/23/2018 (C)           9,921
           50,000   Columbia, TN Electric System                               5.625    09/01/2017   09/01/2008 (A)          50,122
        1,000,000   Maury County, TN Industrial Devel. Board (Occidental
                    Petroleum Corp.)                                           6.250    08/01/2018   08/01/2011 (A)       1,075,350
            5,000   Memphis, TN HFC (Saint's Court Apartments)                 6.000    09/01/2013   09/01/2008 (A)           5,008
           25,000   Memphis-Shelby County, TN Airport Authority (1)            6.000    03/01/2024   03/01/2010 (A)          25,181
       30,000,000   Memphis-Shelby County, TN Airport Authority (1)            6.125    03/01/2025   03/01/2011 (A)      30,300,600
           50,000   Shelby County, TN HE&HF (Christian Brothers University)    5.750    09/01/2012   09/01/2008 (A)          50,041
        2,305,000   Shelby County, TN HE&HF (Methodist Health Systems) (1)     5.200    08/01/2013   08/01/2008 (A)       2,334,481
          795,000   Shelby County, TN HE&HF (Methodist Health Systems) (1)     5.250    08/01/2014   08/01/2008 (A)         802,950
          395,000   Shelby County, TN HE&HF (Methodist Health Systems)         5.250    08/01/2015   08/01/2008 (A)         395,731
        4,790,000   Shelby County, TN HE&HF (Methodist Health Systems) (1)     5.300    08/01/2015   08/01/2008 (A)       4,851,695
          150,000   Shelby County, TN HE&HF (Methodist Health Systems)         5.500    08/01/2012   08/01/2008 (A)         150,332
        3,000,000   Smyrna, TN Hsg. Assoc. (Imperial Garden Apartments)        6.450    10/20/2035   10/20/2010 (A)       3,176,910
           85,000   South Fulton, TN Industrial Devel. Board (Tyson Foods)     6.350    10/01/2015   11/16/2013 (C)          83,996
          355,000   South Fulton, TN Industrial Devel. Board (Tyson Foods)     6.400    10/01/2020   11/14/2018 (C)         344,705
           15,000   TN Hsg. Devel. Agency (Homeownership) (1)                  5.250    07/01/2022   01/01/2012 (A)          15,157
           35,000   TN Hsg. Devel. Agency (Homeownership)                      5.375    07/01/2023   07/01/2010 (A)          35,778
           25,000   TN Hsg. Devel. Agency (Homeownership) (1)                  5.500    07/01/2013   01/01/2010 (A)          25,318
           80,000   TN Hsg. Devel. Agency (Homeownership) (1)                  5.550    01/01/2021   01/01/2011 (A)          80,619

                  46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

     PRINCIPAL                                                                                          EFFECTIVE
      AMOUNT                                                                  COUPON       MATURITY      MATURITY*         VALUE
-----------------                                                             ------      ----------   --------------   ------------
TENNESSEE CONTINUED
 $         30,000   TN Hsg. Devel. Agency (Homeownership) (1)                  5.850%     07/01/2023   07/01/2009 (A)   $     30,337
           20,000   Unicoi County, TN HE&HF (Erwin Health Care Associates)     5.875      03/20/2016   09/20/2008 (A)         20,023
                                                                                                                        ------------
                                                                                                                          43,864,255
                                                                                                                        ------------
TEXAS--9.5%

           20,000   Abilene, TX HFDC (Hendrick Medical Center) (1)             5.850      09/01/2010   09/01/2008 (A)         20,052
           55,000   Abilene, TX HFDC (Hendrick Medical Center) (1)             6.150      09/01/2025   09/01/2008 (A)         55,034
       12,000,000   Austin, TX Convention Enterprises (Convention Center)      5.750      01/01/2032   01/01/2011 (A)     12,743,760
           65,000   Austin, TX Higher Education Authority (St. Edwards
                    University)                                                5.250      08/01/2023   08/01/2008 (A)         65,194
          605,000   Austin, TX Utility System                                  6.730 (2)  11/15/2014   11/15/2008 (A)        387,720
          110,000   Bexar County, TX GO (1)                                    5.750      08/15/2022   08/15/2010 (A)        115,201
          145,000   Bexar County, TX HFC (American Opportunity Hsg.-Cinnamon
                    Creek)                                                     5.750      12/01/2013   05/25/2011 (B)        135,600
          120,000   Bexar County, TX HFC (Doral Club)                          8.750      10/01/2036   10/01/2036            104,179
        1,085,000   Brazos River Authority, TX (Johnson County Surface Water
                    and Treatment System) (1)                                  5.800      09/01/2011   09/01/2008 (A)      1,087,496
          150,000   Brazos River Authority, TX Pollution Control (TXU Energy
                    Company)                                                   6.750      10/01/2038   10/01/2038            124,425
          290,000   Brazos River, TX Harbor Navigation District (Dow Chemical
                    Company) (1)                                               6.625      05/15/2033   05/15/2012 (A)        296,493
       17,845,000   Capital Area, TX HFC (AHF Affordable Hsg.) (4)             2.590 (5)  01/01/2039   01/01/2039         17,017,884
           25,000   Cass County, TX IDC (International Paper Company)          6.000      09/01/2025   09/01/2025             23,629
          285,000   Cass County, TX IDC (International Paper Company)          6.600      03/15/2024   03/15/2012 (A)        287,519
          580,000   Charterwood, TX Municipal Utility District (1)             5.800      05/01/2009   11/01/2008 (A)        581,299
           60,000   Collin County, TX HFC (Community College District
                    Foundation)                                                5.250      06/01/2023   07/07/2021 (C)         50,297
            5,000   Connally, TX Consolidated Independent School District      5.625      08/15/2029   08/15/2008 (A)          5,007
       20,000,000   Dallas-Fort Worth, TX International Airport (1)            5.500      11/01/2021   11/01/2009 (A)     20,039,200
       15,000,000   Dallas-Fort Worth, TX International Airport (1)            5.750      11/01/2018   11/01/2009 (A)     15,078,600
        5,000,000   Dallas-Fort Worth, TX International Airport (1)            6.000      11/01/2023   11/01/2009 (A)      5,032,000
        8,000,000   Dallas-Fort Worth, TX International Airport (1)            6.100      11/01/2019   11/01/2009 (A)      8,061,040
       15,185,000   Dallas-Fort Worth, TX International Airport (1)            6.125      11/01/2035   11/01/2009 (A)     15,259,407

                  47 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

     PRINCIPAL                                                                                       EFFECTIVE
      AMOUNT                                                                    COUPON    MATURITY     MATURITY*          VALUE
-----------------                                                               ------   ----------   ----------       -----------
TEXAS CONTINUED
 $      3,000,000   Dallas-Fort Worth, TX International Airport (1)              6.250%  11/01/2028   11/01/2009 (A)   $ 3,011,370
          100,000   De Soto, TX Park Devel. Corp.                                5.250   02/15/2016   02/15/2016           100,228
           15,000   Dilley, TX Special Project (Dept. of Criminal Justice) (1)   7.000   04/01/2009   10/01/2008 (A)        15,183
          165,000   El Paso County, TX HFC (American Village Communities),
                    Series A                                                     6.250   12/01/2020   12/01/2012 (A)       167,945
          165,000   Fort Bend County, TX Municipal Utility District No. 23 (1)   6.125   09/01/2028   09/01/2008 (A)       165,269
           35,000   Galveston County, TX HFC (Friendswood) (1)                   6.200   10/01/2021   10/01/2008 (A)        35,439
          100,000   Galveston County, TX HFC (Friendswood)                       6.250   04/01/2029   10/01/2008 (A)       101,298
           85,000   Grand Prairie, TX Metropolitan Utility & Reclamation
                    District                                                     5.800   04/01/2011   10/01/2008 (A)        85,045
          110,000   Gulf Coast, TX IDA (Valero Energy Corp.)                     5.600   12/01/2031   12/01/2031            99,573
          285,000   Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)       8.000   04/01/2028   04/01/2012 (A)       302,830
          540,000   Gulf Coast, TX Waste Disposal Authority (Valero Energy
                    Corp.)                                                       5.600   04/01/2032   04/01/2032           488,468
           30,000   Gulf Coast, TX Waste Disposal Authority (Valero Energy
                    Corp.)                                                       6.650   04/01/2032   04/01/2012 (A)        30,198
           35,000   Harris County, TX GO (1)                                     5.750   08/15/2011   08/15/2008 (A)        35,157
          200,000   Harris County, TX GO (1)                                     5.800   08/15/2012   08/15/2008 (A)       200,910
        2,306,000   Harris County, TX HFC                                        6.300   09/01/2032   01/18/2009 (B)     2,335,056
           65,000   Harris County, TX IDC (Continental Airlines)                 5.375   07/01/2019   08/09/2014 (C)        48,368
           25,000   Harris County, TX Municipal Utility District No. 147         5.800   09/01/2008   09/01/2008            25,032
        2,307,000   Heart of TX HFC (Waco Parkside Village)                      7.400   09/20/2035   09/20/2015 (A)     2,392,590
          785,000   Houston, TX Airport Special Facilities (Continental
                    Airlines) (1)                                                5.500   07/15/2017   07/15/2008 (A)       785,942
        5,265,000   Houston, TX Airport Special Facilities (Continental
                    Airlines)                                                    6.125   07/15/2017   07/09/2013 (C)     4,354,418
           50,000   Houston, TX Airport System (Continental Airlines)            5.375   07/15/2011   07/15/2008 (A)        50,104
           10,000   Houston, TX Airport System (People Mover)                    5.375   07/15/2012   07/15/2008 (A)        10,021
           45,000   Houston, TX Airport System, Series A (1)                     5.000   07/01/2028   07/13/2027 (C)        41,420
           50,000   Houston, TX Airport System, Series A (1)                     6.000   07/01/2010   07/01/2008 (A)        50,562
        3,900,000   Houston, TX Airport System, Series A (1)                     6.000   07/01/2011   07/01/2008 (A)     3,943,017
          825,000   Houston, TX HFC (Single Family Mtg.)                         6.750   06/01/2033   12/30/2010 (B)       847,424
        1,955,000   Houston, TX Hsg. Corp. (6800 Long Drive Apartments)          6.625   02/01/2020   08/01/2008 (A)     1,977,913

                  48 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

    PRINCIPAL                                                                                            EFFECTIVE
     AMOUNT                                                                   COUPON       MATURITY      MATURITY*        VALUE
-----------------                                                             ------      ----------   --------------  -----------
TEXAS CONTINUED
 $         80,000   Leander, TX Independent School District                    5.562% (2)  08/15/2015   08/15/2008 (A)  $    53,981
           35,000   Lewisville, TX HFC (Lewisville Limited)                    5.500       06/01/2017   12/01/2008 (A)       35,011
           90,000   Lewisville, TX HFC (Lewisville Limited)                    5.600       12/01/2029   08/15/2024 (C)       88,781
          160,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments)       6.750       07/01/2012   04/13/2010 (C)      144,424
           50,000   Matagorda County, TX Navigation District (Centerpoint
                    Energy) (1)                                                5.250       11/01/2029   11/01/2029           48,013
          100,000   Metro, TX HFDC (Wilson N. Jones Memorial Hospital)         5.500       01/01/2012   07/01/2008 (A)      100,229
           35,000   Metro, TX HFDC (Wilson N. Jones Memorial Hospital)         5.600       01/01/2017   07/01/2008 (A)       35,075
           45,000   Midland County, TX Hospital District (1)                   5.375       06/01/2016   12/01/2008 (A)       45,090
           50,000   Montgomery County, TX Municipal Utility District No. 40
                    (Waterworks & Sewer) (1)                                   5.000       03/01/2019   09/01/2008 (A)       50,064
           25,000   North Forest, TX Municipal Water District (Murphy
                    Sanitation & Sewer System)                                 6.200       07/10/2009   07/10/2008 (A)       25,074
          250,000   North TX Tollway Authority (Dallas North Tollway
                    System) (1)                                                5.375       01/01/2016   07/01/2008 (A)      250,208
           20,000   Northampton, TX Municipal Utility District (Waterworks
                    and Sewer) (1)                                             5.700       03/01/2014   09/01/2008 (A)       20,051
          105,000   Nueces County, TX HFC (Dolphins Landing Apartments)        8.000       07/01/2030   07/01/2010 (A)      115,715
           80,000   Odessa, TX Junior College District (1)                     5.000       12/01/2019   12/01/2008 (A)       80,018
        2,960,000   Permian Basin, TX HFC (Single Family Mtg.)                 5.650       01/01/2038   10/28/2015 (B)    2,957,454
          400,000   Permian Basin, TX HFC (Single Family Mtg.)                 5.750       01/01/2038   07/01/2016 (A)      411,852
        2,500,000   Port of Corpus Christi, TX IDC (Valero Energy Corp.)       5.400       04/01/2018   04/01/2010 (A)    2,507,025
       12,190,000   Sabine, TX River Authority Pollution Control (TXU
                    Electric Company)                                          5.750       05/01/2030   11/01/2011 (D)   11,445,435
          620,000   Sabine, TX River Authority Pollution Control (TXU
                    Electric Company)                                          6.450       06/01/2021   06/01/2021          530,298
          495,000   Southeast TX HFC                                           4.750       01/01/2037   02/15/2009 (B)      502,440
           40,000   Southlake Parks, TX Devel. Corp.                           5.375       08/15/2021   08/15/2008 (A)       40,042
           20,000   Southwest TX Higher Education Authority (Southern
                    Methodist University) (1)                                  5.000       10/01/2018   10/01/2008 (A)       20,364
          115,000   Texoma Area, TX Solid Waste Authority (Initial
                    Facility) (1)                                              5.500       02/15/2029   09/10/2027 (C)      114,710
          235,000   Trinity, TX River Authority (TXU Energy Company)           6.250       05/01/2028   05/01/2028          189,556
        6,350,000   TX Angelina & Neches River Authority (Temple-Inland)       5.650       09/01/2012   09/02/2008 (A)    6,355,588

                  49 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

    PRINCIPAL                                                                                        EFFECTIVE
     AMOUNT                                                                  COUPON     MATURITY      MATURITY*         VALUE
-----------------                                                            ------    ----------   ----------       ------------
TEXAS CONTINUED
 $         25,000   TX College Student Loans (1)                              5.000%   08/01/2013   08/01/2008 (A)   $     25,056
           25,000   TX College Student Loans (1)                              5.000    08/01/2021   09/01/2008 (A)         25,056
          965,000   TX Dept. of Hsg. & Community Affairs (1)                  5.200    01/01/2025   07/01/2012 (A)        971,987
           75,000   TX Dept. of Hsg. & Community Affairs                      5.250    07/01/2018   01/01/2011 (A)         75,436
           10,000   TX Dept. of Hsg. & Community Affairs                      5.350    07/01/2033   07/01/2011 (A)         10,139
          935,000   TX Dept. of Hsg. & Community Affairs (1)                  5.500    03/01/2026   03/01/2012 (A)        937,076
           70,000   TX Dept. of Hsg. & Community Affairs (Pebble Brook
                    Apartments)                                               5.550    12/01/2024   12/01/2010 (A)         70,522
           20,000   TX Dept. of Hsg. & Community Affairs (Residential Mtg.)   5.250    07/01/2022   07/01/2011 (A)         20,220
          155,000   TX Dept. of Hsg. & Community Affairs (Residential Mtg.)   5.500    01/01/2021   01/01/2011 (A)        156,006
          105,000   TX Dormitory Finance Authority (Temple Junior College
                    Foundation)                                               5.875    09/01/2022   04/17/2019 (C)         76,750
          310,000   TX GO (1)                                                 5.750    08/01/2020   08/01/2008 (A)        310,660
           35,000   TX GO (1)                                                 6.000    12/01/2030   12/01/2010 (A)         35,786
       11,670,000   TX Lower CO River Authority Pollution Control (Samsung
                    Electronics Company) (1)                                  6.375    04/01/2027   04/01/2027         11,625,537
          500,000   TX Lower CO River Authority Pollution Control (Samsung
                    Electronics Company) (1)                                  6.950    04/01/2030   04/01/2010 (A)        515,050
        1,365,000   TX Panhandle HFA (Amarillo Affordable Hsg.) (7)           6.250    03/01/2010   03/16/2009 (C)      1,027,476
        4,360,000   TX Panhandle HFA (Amarillo Affordable Hsg.) (7)           6.625    03/01/2020   03/11/2016 (C)      3,281,772
        2,860,000   TX Panhandle HFA (Amarillo Affordable Hsg.) (7)           6.750    03/01/2031   10/24/2026 (C)      2,154,781
           50,000   TX State College Student Loans (1)                        5.750    08/01/2012   08/01/2008 (A)         50,145
           25,000   TX State College Student Loans (1)                        6.000    08/01/2015   08/01/2008 (A)         25,078
           75,000   TX State College Student Loans (1)                        6.000    08/01/2016   08/01/2008 (A)         75,233
          645,000   TX State College Student Loans (1)                        6.000    08/01/2019   08/01/2008 (A)        647,000
          220,000   TX Veterans Hsg. Assistance (1)                           5.500    06/01/2032   12/28/2029 (C)        218,253
       10,000,000   TX Veterans Hsg. Assistance GO (1)                        6.150    12/01/2028   06/01/2010 (A)     10,110,900
          340,000   TX Veterans Hsg. Assistance,
                    Series B (1)                                              6.100    06/01/2031   08/01/2008 (A)        345,046
           60,000   Washington County, TX HFDC (Trinity Community Medical
                    Center of Brenham/Trinity Care Center Obligated Group)    5.750    06/01/2024   07/11/2022 (C)         57,847
           20,000   Williamson County, TX Municipal Utility District No. 9
                    (Waterworks & Sewer)                                      5.800    09/01/2008   09/01/2008             20,042

                  50 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

   PRINCIPAL                                                                                        EFFECTIVE
    AMOUNT                                                                    COUPON    MATURITY     MATURITY*          VALUE
-----------------                                                             ------   ----------  ----------      --------------
TEXAS CONTINUED
$         625,000   Willow Fork, TX Drain District, Series A (1)               5.250%  09/01/2011  09/01/2008 (A)  $      625,288
                                                                                                                   --------------
                                                                                                                      177,932,456
                                                                                                                   --------------

U.S. POSSESSIONS--0.1%
        1,145,000   Puerto Rico Children's Trust Fund (TASC)                   5.375   05/15/2033  05/15/2014 (C)       1,079,815
          750,000   V.I.  Public Finance Authority, Series A                   6.375   10/01/2019  10/01/2010 (A)         790,988
                                                                                                                   --------------
                                                                                                                        1,870,803
                                                                                                                   --------------
UTAH--0.9%
          140,000   Clearfield City, UT Multifamily Hsg. (Oakstone
                    Apartments)                                                5.850   05/01/2039  11/01/2009 (A)         140,290
        1,632,000   Eagle Mountain, UT Special Assessment                      6.250   05/01/2013  11/01/2008 (A)       1,635,574
       12,560,000   Emery County, UT Environmental Improvement (Pacificorp)    6.150   09/01/2030  09/01/2008 (A)      12,560,754
          885,000   Emery County, UT Pollution Control (Pacificorp) (1)        5.625   11/01/2023  11/01/2008 (A)         886,106
          375,000   Emery County, UT Pollution Control (Pacificorp) (1)        5.650   11/01/2023  11/01/2008 (A)         375,476
           30,000   Intermountain, UT Power Agency (1)                         5.000   07/01/2013  07/01/2008 (A)          30,054
           10,000   St. George, UT Industrial Devel. (Albertson's)             5.400   07/15/2008  07/15/2008               9,992
          495,000   UT HFA (1)                                                 5.950   01/01/2029  01/01/2009 (A)         495,945
           45,000   UT Hsg. Corp. (Single Family Mtg.) (1)                     6.000   07/01/2015  01/01/2009 (A)          46,128
           55,000   UT State Building Ownership Authority, Series A (1)        5.750   08/15/2011  08/15/2008 (A)          55,213
           20,000   UT University Campus Facilities System, Series A (1)       6.750   10/01/2014  10/01/2008 (A)          20,151
           60,000   Utah County, UT Hospital (IHC Health Services) (1)         5.250   08/15/2026  08/15/2008 (A)          60,197
                                                                                                                   --------------
                                                                                                                       16,315,880
                                                                                                                   --------------
VERMONT--0.0%
           25,000   Burlington, VT Airport                                     5.600   07/01/2017  07/01/2008 (A)          25,022
          100,000   Burlington, VT Airport, Series B                           5.750   07/01/2017  07/01/2008 (A)         100,060
           10,000   Burlington, VT Airport, Series B                           5.850   07/01/2011  07/01/2008 (A)          10,013
           50,000   VT HFA                                                     5.400   02/15/2012  02/15/2009 (A)          50,445
           30,000   VT HFA (Single Family)                                     5.500   11/01/2021  05/01/2011 (A)          30,235
           40,000   VT HFA (Single Family), Series 11A                         5.900   05/01/2019  07/15/2008 (B)          40,490
                                                                                                                   --------------
                                                                                                                          256,265
                                                                                                                   --------------
VIRGINIA--0.6%
          780,000   Alexandria, VA IDA Pollution Control (Potomac Electric
                    Power Company) (1)                                         5.375   02/15/2024  11/01/2008 (A)         780,936
          425,000   Norfolk, VA EDA, Series B                                  5.625   11/01/2015  01/24/2013 (C)         396,831
        1,000,000   Norfolk, VA Water (1)                                      5.875   11/01/2020  12/14/2018 (C)         995,310

                  51 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

    PRINCIPAL                                                                                           EFFECTIVE
     AMOUNT                                                                     COUPON    MATURITY       MATURITY*         VALUE
-----------------                                                               ------    --------     ----------       ------------
VIRGINIA CONTINUED
$         100,000   Richmond, VA IDA (Virginia Commonwealth University Real
                    Estate Foundation)                                           5.550%   01/01/2031   01/01/2013 (A)   $    101,533
          750,000   VA Gateway Community Devel. Authority                        6.375    03/01/2030   09/02/2023 (C)        748,605
           10,000   VA Hsg. Devel. Authority (Multifamily) (1)                   6.125    05/01/2012   11/01/2008 (A)         10,048
        8,170,000   VA Hsg. Devel. Authority (Rental Hsg.) (6)                   5.550    01/01/2027   02/08/2025 (A)      8,221,616
                                                                                                                        ------------
                                                                                                                          11,254,879
                                                                                                                        ------------
WASHINGTON--1.6%
           10,000   Bellingham, WA Hsg. Authority (Cascade Meadows)              5.200    11/01/2027   12/13/2022 (C)         10,001
           20,000   Chelan County, WA Public Utility District No. 1 (Rocky
                    Reach Hydroelectric) (1)                                     5.125    07/01/2023   07/01/2008 (A)         20,022
           25,000   King County, WA Hsg. Authority (Cascadian Apartments) (1)    6.850    07/01/2024   07/01/2008 (A)         25,101
          160,000   King County, WA Hsg. Authority (Fairwood Apartments) (1)     6.000    12/01/2025   12/01/2008 (A)        163,790
           10,000   King County, WA Hsg. Authority (Rural Preservation)          5.750    01/01/2028   12/18/2023 (C)          9,566
          115,000   Pierce County, WA Hsg. Authority                             5.800    12/01/2023   12/13/2021 (C)        113,782
           15,000   Port Chelan County, WA GO (1)                                6.000    12/01/2011   12/01/2008 (A)         15,041
          100,000   Port Grays Harbor, WA GO                                     6.375    12/01/2014   12/01/2009 (A)        102,067
           45,000   Port of Seattle, WA Special Facility                         6.000    09/01/2029   03/01/2011 (A)         45,614
           25,000   Port Vancouver, WA GO (1)                                    5.350    12/01/2010   12/01/2008 (A)         25,049
          245,000   Prosser, WA Water & Sewer (1)                                5.400    09/01/2012   09/01/2008 (A)        245,534
          255,000   Prosser, WA Water & Sewer (1)                                5.450    09/01/2013   09/01/2008 (A)        255,571
          795,000   Seattle, WA Hsg. Authority (Hilltop Manor/Spring Manor)      5.375    10/20/2018   03/16/2013 (B)        860,190
        1,545,000   Seattle, WA Hsg. Authority (Hilltop Manor/Spring Manor)      5.875    10/20/2028   10/20/2013 (A)      1,706,252
           50,000   Seattle, WA Municipal Light & Power (1)                      5.000    07/01/2014   07/01/2009 (A)         50,547
           15,000   Seattle, WA Municipal Light & Power (1)                      5.000    07/01/2020   07/01/2009 (A)         15,082
           25,000   Tacoma, WA Hsg. Authority (Polynesia Village Apartments)     5.900    06/01/2029   12/01/2008 (A)         25,004
        1,500,000   Vancouver, WA Downtown Redevel. Authority (Conference
                    Center)                                                      6.000    01/01/2028   03/01/2026 (C)      1,420,125
           15,000   Vancouver, WA Hsg. Authority (Office Building)               5.500    03/01/2028   05/27/2020 (C)         13,248
           25,000   WA COP (Dept. of General Administration) (1)                 5.500    10/01/2013   10/01/2008 (A)         25,061
           20,000   WA COP (Dept. of General Administration) (1)                 5.600    10/01/2015   10/01/2008 (A)         20,024

                  52 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

    PRINCIPAL                                                                                          EFFECTIVE
     AMOUNT                                                                    COUPON     MATURITY      MATURITY*         VALUE
-----------------                                                              ------    ----------   ----------       ------------
WASHINGTON CONTINUED
 $         30,000   WA COP (Dept. of General Administration) (1)                5.600%   10/01/2016   10/01/2008 (A)   $     30,032
           10,000   WA COP (Whatcom Community College)                          5.250    10/01/2013   10/01/2008 (A)         10,065
        2,175,000   WA EDFA (Lindal Cedar Homes)                                5.800    11/01/2017   11/01/2008 (A)      2,179,437
          280,000   WA Health Care Facilities Authority (Empire Health
                    Services) (1)                                               5.625    11/01/2013   11/01/2008 (A)        280,658
          815,000   WA Health Care Facilities Authority (Empire Health
                    Services)                                                   5.625    11/01/2019   11/01/2008 (A)        816,394
          125,000   WA Health Care Facilities Authority (Harrison Memorial
                    Hospital) (1)                                               5.300    08/15/2014   08/15/2008 (A)        125,248
          145,000   WA Health Care Facilities Authority (Harrison Memorial
                    Hospital) (1)                                               5.400    08/15/2023   08/15/2008 (A)        145,155
           50,000   WA Health Care Facilities Authority (Highline Community
                    Hospital)                                                   5.500    08/15/2014   08/15/2008 (A)         50,115
            5,000   WA Health Care Facilities Authority (Yakima Valley
                    Memorial Hospital Assoc.)                                   5.375    12/01/2014   12/01/2008 (A)          5,055
        1,255,000   WA HFC                                                      5.000    06/01/2021   07/01/2009 (B)      1,267,337
           50,000   WA HFC (Presbyterian Ministries)                            5.300    01/01/2019   11/07/2016 (C)         46,766
           10,000   WA HFC (Single Family)                                      5.250    12/01/2017   06/01/2009 (A)         10,084
           85,000   WA HFC (Single Family)                                      5.350    06/01/2030   01/09/2028 (C)         83,490
           40,000   WA HFC (Single Family)                                      5.400    12/01/2024   06/01/2009 (A)         40,041
       13,655,000   WA Tobacco Settlement Authority (TASC)                      6.500    06/01/2026   06/01/2013 (A)     13,825,551
        5,210,000   WA Tobacco Settlement Authority (TASC)                      6.625    06/01/2032   06/01/2013 (A)      5,228,027
                                                                                                                       ------------
                                                                                                                         29,310,126
                                                                                                                       ------------
WEST VIRGINIA--0.1%
           25,000   Harrison County, WV (Monangahela Power Company)             6.750    08/01/2024   08/01/2024             23,605
          275,000   Harrison County, WV (Monongahela Power Company) (1)         6.250    05/01/2023   11/01/2008 (A)        275,146
           20,000   Pleasants County, WV Pollution Control (Monongahela
                    Power Company) (1)                                          5.500    04/01/2029   04/01/2010 (A)         20,051
           25,000   Pleasants County, WV Pollution Control (Potomac Edison
                    Company) (1)                                                5.500    04/01/2029   04/01/2010 (A)         25,068
           25,000   Pleasants County, WV Pollution Control (West Penn Power
                    Company)                                                    5.500    04/01/2029   04/01/2010 (A)         25,064
          230,000   WV Commissioner of Highways, Series A (1)                   5.000    09/01/2012   09/01/2012            244,764
        1,790,000   WV Hsg. Devel. Fund (1)                                     5.250    11/01/2018   05/01/2010 (A)      1,809,457
           45,000   WV Hsg. Devel. Fund                                         5.300    11/01/2023   08/09/2021 (C)         45,028
           50,000   WV Water Devel. Authority (1)                               5.625    07/01/2030   07/01/2012 (A)         50,204
                                                                                                                       ------------
                                                                                                                          2,518,387
                                                                                                                       ------------

                  53 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

   PRINCIPAL                                                                                             EFFECTIVE
    AMOUNT                                                                     COUPON       MATURITY      MATURITY*         VALUE
-----------------                                                              ------      ----------  --------------  ------------
WISCONSIN--3.6%
 $      2,085,000   Badger, WI Tobacco Asset Securitization Corp.               6.000%     06/01/2017  06/01/2012 (A)  $  2,089,191
       25,290,000   Badger, WI Tobacco Asset Securitization Corp.               6.125      06/01/2027  08/30/2010 (B)    24,979,186
       28,070,000   Badger, WI Tobacco Asset Securitization Corp.               6.375      06/01/2032  06/01/2012 (A)    28,169,087
          515,000   Badger, WI Tobacco Asset Securitization Corp.               7.000      06/01/2028  06/01/2012 (A)       531,449
          125,000   Green Bay, WI Hsg. Authority (Moraine Ridge)                6.150      12/01/2030  12/01/2008 (A)       129,270
           85,000   Janesville, WI Industrial Devel. (Paramount
                    Communications)                                             7.000      10/15/2017  10/15/2008 (A)        85,805
           50,000   Kenosha, WI Hsg. Authority Multifamily Hsg. (Glaser
                    Financial Group)                                            6.000      11/20/2041  05/20/2010 (A)        50,440
          240,000   Madison, WI Industrial Devel. (Madison Gas & Electric
                    Company) (1)                                                5.875      10/01/2034  04/01/2012 (A)       245,290
          100,000   Madison, WI Parking System                                  5.600      02/01/2012  08/01/2008 (A)       100,137
           40,000   Milwaukee County, WI Airport                                5.750      12/01/2025  12/01/2010 (A)        40,123
           30,000   Milwaukee, WI Redevel. Authority (City Hall Square)         6.300      08/01/2038  08/01/2008 (A)        30,325
           25,000   Oak Creek, WI Hsg. Authority (Wood Creek)                   5.139 (2)  01/20/2010  01/20/2010            22,999
          100,000   River Falls, WI Electric Utility                            5.600      10/01/2008  10/01/2008           100,274
          200,000   Watertown, WI Industrial Devel. (Wisconsin Furniture)       4.600 (5)  10/01/2018  10/01/2008 (D)       200,268
           20,000   WI GO (1)                                                   5.000      05/01/2012  05/01/2009 (A)        20,155
           25,000   WI GO (1)                                                   5.300      11/01/2013  11/01/2008 (A)        25,075
          400,000   WI GO (1)                                                   5.300      05/01/2023  11/01/2008 (A)       403,656
           70,000   WI GO (1)                                                   5.500      11/01/2026  11/01/2008 (A)        70,063
           85,000   WI GO (1)                                                   6.000      05/01/2027  11/01/2008 (A)        85,056
            5,000   WI GO (1)                                                   6.200      05/01/2024  11/01/2008 (A)         5,010
          120,000   WI H&EFA (Agnesian Healthcare/Waupun Memorial Hospital
                    Obligated Group) (1)                                        6.000      07/01/2030  07/01/2011 (A)       121,739
           25,000   WI H&EFA (AHC/SLMC/ HMH/AMCS Obligated Group) (1)           5.750      08/15/2016  09/01/2010 (A)        25,009
        1,585,000   WI H&EFA (AHC/SLMC/ HMH/AMCS Obligated Group) (1)           5.875      08/15/2026  08/15/2008 (A)     1,553,728
           85,000   WI H&EFA (Marshfield Clinic) (1)                            5.750      02/15/2027  02/15/2009 (A)        85,159
          430,000   WI H&EFA (Medical College of Wisconsin) (1)                 5.500      12/01/2026  12/01/2008 (A)       432,683
        3,685,000   WI H&EFA (United Health Group) (1)                          5.500      12/15/2020  12/15/2008 (A)     3,764,596
          525,000   WI H&EFA (Waukesha Memorial Hospital) (1)                   5.250      08/15/2019  08/15/2008 (A)       526,013
          135,000   WI Hsg. & EDA (1)                                           5.750      03/01/2010  03/01/2010           136,314

                  54 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

    PRINCIPAL                                                                                       EFFECTIVE
     AMOUNT                                                                 COUPON     MATURITY      MATURITY*         VALUE
-----------------                                                           ------    ----------   ----------      ------------
WISCONSIN CONTINUED
 $      3,640,000   WI Hsg. & EDA (1)                                        5.800%   09/01/2017   07/01/2009 (A)  $      3,681,824
          180,000   WI Hsg. & EDA (Home Ownership), Series C (1)             6.000    09/01/2036   08/03/2010 (B)           184,583
           15,000   WI Hsg. & EDA, Series B (1)                              5.300    11/01/2018   01/01/2009 (A)            15,018
                                                                                                                   ----------------
                                                                                                                         67,909,525
                                                                                                                   ----------------
WYOMING--0.1%
          910,000   Jackson, WY National Rural Utilities Cooperative
                    (Lower Valley Power & Light Company) (1)                 5.875    05/01/2026   11/01/2008 (A)           913,767
          435,000   Lincoln County, WY Pollution Control (PacifiCorp) (1)    5.625    11/01/2021   11/01/2008 (A)           435,061
           35,000   WY Community Devel. Authority                            5.300    12/01/2017   08/27/2010 (A)            35,191
           85,000   WY Community Devel. Authority (1)                        5.600    06/01/2035   07/07/2032 (C)            85,021
                                                                                                                   ----------------
                                                                                                                         1,469,040
                                                                                                                   ----------------
CORPORATE BONDS AND NOTES--0.0%
           17,431   Delta Air Lines, Inc. Sr. Unsec. Nts. (4)
                    (Cost $17,257)                                           8.000    12/01/2015            -                14,729

TOTAL INVESTMENTS, AT VALUE (COST $2,122,731,552)-111.0%                                                              2,074,702,093
LIABILITIES IN EXCESS OF OTHER ASSETS-(11.0)                                                                           (205,693,051)
                                                                                                                   ----------------
NET ASSETS-100.0%                                                                                                  $  1,869,009,042
                                                                                                                   ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

      A. Optional call date; corresponds to the most conservative yield calculation.

      B. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

      C. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

      D. Date of mandatory put.

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2.    Zero coupon bond reflects effective yield on the date of purchase.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4. Illiquid security. The aggregate value of illiquid securities as of June 30, 2008 was $63,025,043, which represents 3.37% of the Fund's net assets. See accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

7.    Issue is in default. See accompanying Notes.

8. When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See accompanying Notes.

9. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

10.   Non-income producing security.

11. Security is subject to a shortfall and forbearance agreement. See accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS              Adult Communities Total Services
ADA               Atlanta Devel. Authority
AHC               Aurora Healthcare
AHF               American Housing Foundation
AHS               Adventist Health System
AMCS              Aurora Medical Center of Sheboygan County
AUS               Allegheny United Hospital
CAU               Clark Atlanta University
CC                Caritas Christi
CDA               Communities Devel. Authority
CH                Carney Hospital

                  55 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

CHHC              Community Health & Home Care
COP               Certificates of Participation
CV                Chippewa Valley
DKH               Day Kimball Hospital
DRIVERS           Derivative Inverse Tax Exempt Receipts
EAFC              Emery Air Freight Corp.
EDA               Economic Devel. Authority
EDC               Economic Devel. Corp.
EDFA              Economic Devel. Finance Authority
EF&CD             Environmental Facilities and Community Devel.
EMH               Elmhurst Memorial Hospital
EWA               Emery Worldwide Airlines
FH                Foothill Hospital
FHA               Federal Housing Agency/Authority
FHS               Freeman Health System
FMC               Flagstaff Medical Center
FNMA              Federal National Mortgage Assoc.
FSCCHM            Franciscan Sisters of Christian Charity Healthcare Ministry.
GNMA              Government National Mortgage Assoc.
GO                General Obligation
H&EFA             Health and Educational Facilities Authority
H&HEFA            Hospitals and Higher Education Facilities Authority
HDC               Housing Devel. Corp.
HE&HF             Higher Educational and Housing Facilities
HE&HFA            Higher Education and Health Facilities Authority
HEFA              Higher Education Facilities Authority
HFA               Housing Finance Agency
HFC               Housing Finance Corp.
HFDC              Health Facilities Devel. Corp.
HFH               Holy Family Hospital
HMH               Hartford Memorial Hospital
HNE               Healthnet of New England
HSIR              Health Systems of Indian River
HUHS              Hehnemann University Hospital System
IBMC              Integris Baptist Medical Center
IDA               Industrial Devel. Agency
IDC               Industrial Devel. Corp.
IHC               Intermountain Health Care
IRH               Integris Rural Health
IRHS              Indian River Health Services
IRMH              Indian River Memorial Hospital
ISOCHC            Integris South Oklahoma City Hospital Corp.
JHF               Jewish Hospital Foundation
JHHS              Jewish Hospital Healthcare Services
JHP               JH Properties
MCP               Medical College Of Pennsylvania
NSU               Northeastern State University
OCC               Oakview Care Center
ROLs              Residual Option Longs
Res Rec           Resource Recovery Facility
SEMCB             St. Elizabeth's Medical Center of Boston
SLMC              St. Luke's Medical Center
TASC              Tobacco Settlement Asset-Backed Bonds
V.I.              United States Virgin Islands
VRHS              Valley Regional Health System

NOTES TO STATEMENT OF INVESTMENTS

                  56 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                                WHEN-ISSUED OR DELAYED DELIVERY
                                                       BASIS TRANSACTIONS
                                                -------------------------------
Purchased securities                                      $  26,670,067

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may invest up to 20% of its total assets (which includes the effects of leverage) in inverse floaters. Inverse floaters, including the effects of leverage, amount to $101,333,723 as of June 30, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and

                  57 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2008, municipal bond holdings with a value of $125,975,012 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $89,475,000 in short-term floating rate notes issued and outstanding at that date.

At June 30, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

    PRINCIPAL                                                                                     COUPON    MATURITY
     AMOUNT                                  INVERSE FLOATER (1)                                 RATE (2)     DATE        VALUE
----------------  ----------------------------------------------------------------------------   --------  ----------  -----------
$      4,000,000  Chicago, IL O'Hare International Airport (General Airport), Series A DRIVERS    9.390%     1/1/23    $  4,219,800
       2,350,000  DE Hsg. Authority ROLs                                                         14.690      7/1/37       2,620,391
         500,000  Denver, CO City & County Airport ROLs (3)                                      16.530    11/15/14         556,260
         750,000  Denver, CO City & County Airport ROLs (3)                                      16.530    11/15/15         827,400
         750,000  Denver, CO City & County Airport ROLs (3)                                      16.530    11/15/16         819,975
         500,000  Denver, CO City & County Airport ROLs (3)                                      16.530    11/15/18         537,640
       1,695,000  HI Airports System ROLs (3)                                                    14.890      7/1/18       1,737,680
       3,740,000  Lee County, FL Airport ROLs                                                    18.010     10/1/32       4,119,461
       5,000,000  NY Tobacco Settlement Financing Corp. DRIVERS                                   8.920      6/1/17       5,364,450
       2,305,000  Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs                 15.220     12/1/38       2,009,914
       2,055,000  Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs (3)             14.940      6/1/39       1,907,903
       3,655,000  Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs (3)             17.460      6/1/39       3,533,069
       4,650,000  Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs                 17.160     12/1/38       4,390,437
       1,850,000  Sedgwick & Shawnee Counties, KS Hsg. (SingleFamily Mtg.) ROLs (3)              16.130      6/1/39       1,759,017
       2,045,000  VA Hsg. Devel. Authority ROLs                                                  16.140      1/1/27       2,096,615
                                                                                                                       ------------
                                                                                                                       $ 36,500,012
                                                                                                                       ============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 55-56 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater".

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $47,850,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2008, securities with an aggregate market value of $6,465,229, representing 0.35% of the Fund's net assets, were in default.

                  58 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to [one third] of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.7043% as of June 30, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of June 30, 2008, the Fund had borrowings outstanding at an interest rate of 2.7043%. Details of the borrowings for the year ended June 30, 2008 are as follows:

Average Daily Loan Balance                             $   88,890,511
Average Daily Interest Rate                                     3.997%
Fees Paid                                              $      350,556
Interest Paid                                          $    2,974,475

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted below. The primary

                  59 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   2,123,833,948
                                              =================
Gross unrealized appreciation                 $      17,830,239
Gross unrealized depreciation                       (66,962,094)
                                              -----------------
Net unrealized depreciation                   $     (49,131,855)
                                              =================

                  60 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund

By: /s/ John V. Murphy
    ----------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ----------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/07/2008